UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (92.7%)1
Australia (3.3%)
	Iluka Resources Ltd.	2,094,685	15,122
	Computershare Ltd.	1,149,920	12,938
	Tox Free Solutions Ltd.	6,123,007	11,709
^	Domino's Pizza Enterprises Ltd.	213,994	9,123
	oOh!media Ltd.	2,794,085	8,992
	Ansell Ltd.	443,360	7,790
	Fairfax Media Ltd.	9,691,714	7,676
*	Bingo Industries Ltd.	4,233,889	6,841
	Mirvac Group	3,590,948	6,237
	Incitec Pivot Ltd.	2,439,068	6,228
^	Japara Healthcare Ltd.	3,448,424	5,629
	Mantra Group Ltd.	2,304,744	5,552
	Link Administration Holdings Ltd.	831,980	5,129
	SEEK Ltd.	332,609	4,548
^	Regis Healthcare Ltd.	1,099,902	3,247
	Estia Health Ltd.	1,003,698	2,332
^,*	Karoon Gas Australia Ltd.	1,374,635	1,486
			120,579
Austria (2.0%)
	Lenzing AG	184,804	33,064
	ANDRITZ AG	168,155	10,295
	Wienerberger AG	387,465	8,907
	BUWOG AG	218,817	6,430
	RHI AG	139,016	5,246
^,*	Schoeller-Bleckmann Oilfield Equipment AG	62,458	4,730
	Porr AG	94,822	3,380
			72,052
Belgium (1.5%)
	Umicore SA	425,000	34,120
	Cie d'Entreprises CFE	58,172	8,576
	Ontex Group NV	191,116	6,554
*	Galapagos NV	52,080	4,138
			53,388
China (2.9%)
*	SINA Corp.	249,939	23,697
*	New Oriental Education & Technology Group Inc. ADR	262,865	20,940
	Shenzhou International Group Holdings Ltd.	2,297,000	15,344
*	Vipshop Holdings Ltd. ADR	943,893	11,610
*,2	Wuxi Biologics Cayman Inc.	2,016,000	9,034
	CSPC Pharmaceutical Group Ltd.	4,756,000	7,411
*	China Biologic Products Holdings Inc.	67,846	6,751
	Tarena International Inc. ADR	315,841	6,096
	Haitian International Holdings Ltd.	1,807,000	5,176
			106,059
Denmark (1.0%)
*,2	Nets A/S	425,000	10,243
	Ambu A/S Class B	150,000	9,767

	FLSmidth & Co. A/S	150,000	9,181
	Matas A/S	475,000	7,330
*	OW Bunker A/S	1,000,000	—
			36,521
Finland (1.5%)
	Huhtamaki Oyj	737,500	28,579
	Amer Sports Oyj	1,000,000	26,861
			55,440
France (6.7%)
*	Ubisoft Entertainment SA	530,000	33,536
	Teleperformance	155,000	21,597
*	Rubis SCA	325,000	20,687
	Nexity SA	375,000	20,114
	SPIE SA	675,000	18,973
2	Maisons du Monde SA	457,332	16,936
*	Marie Brizard Wine & Spirits SA	950,000	16,524
	L'Occitane International SA	6,894,000	15,955
^	Elis SA	650,000	15,716
*	ID Logistics Group	75,943	12,267
	Imerys SA	119,647	10,372
	Eurazeo SA	96,105	7,845
	Kaufman & Broad SA	175,000	7,583
^	Orpea	64,736	7,424
*	Virbac SA	38,347	6,844
	Albioma SA	200,000	4,699
^,*	Innate Pharma SA	338,981	4,347
			241,419
Germany (4.2%)
	Duerr AG	300,000	36,551
	KION Group AG	337,500	29,286
	Grand City Properties SA	825,000	17,105
	XING AG	55,000	16,163
*	Senvion SA	800,000	12,129
	RIB Software SE	600,000	10,719
	SAF-Holland SA	383,762	6,781
	STRATEC Biomedical AG	106,061	6,487
	Zeal Network SE	200,000	5,513
	Sartorius AG Preference Shares	48,064	4,543
*,2	windeln.de SE	950,000	3,668
^,*,2	Aumann AG	45,633	3,039
			151,984
Hong Kong (1.0%)
	Techtronic Industries Co. Ltd.	4,439,500	19,726
	Johnson Electric Holdings Ltd.	1,773,625	6,302
	Value Partners Group Ltd.	6,280,000	5,835
	Cathay Pacific Airways Ltd.	2,205,000	3,455
			35,318
India (1.5%)
	Gujarat Pipavav Port Ltd.	6,724,221	15,414
*	Apollo Hospitals Enterprise Ltd.	741,632	14,557
	Container Corp. Of India Ltd.	770,877	13,744
	Idea Cellular Ltd.	5,135,706	7,392
	Multi Commodity Exchange of India Ltd.	205,558	3,588
			54,695

Indonesia (0.3%)
	Matahari Department Store Tbk PT	9,928,000	9,439

Ireland (3.3%)
*	Dalata Hotel Group plc	4,575,000	25,705
	Smurfit Kappa Group plc	775,000	23,050
	Kingspan Group plc	625,000	20,818
	Glanbia plc	825,000	17,079
	Irish Residential Properties REIT plc	7,250,000	11,481
	Origin Enterprises plc	1,250,000	9,741
	Irish Continental Group plc	1,250,000	7,941
	Paddy Power Betfair plc	40,000	4,008
			119,823
Italy (7.0%)
2	Anima Holding SPA	6,228,079	50,545
^,*	Yoox Net-A-Porter Group SPA	1,250,000	41,403
	Cerved Information Solutions SPA	2,635,788	30,229
	Maire Tecnimont SPA	3,500,000	19,636
^	Salvatore Ferragamo SPA	409,597	11,873
	Autogrill SPA	978,143	11,614
2	Infrastrutture Wireless Italiane SPA	1,705,511	11,014
	Brunello Cucinelli SPA	369,787	10,863
	Moncler SPA	395,213	10,613
2	OVS SPA	1,298,127	9,820
	Credito Emiliano SPA	1,000,000	8,626
	FinecoBank Banca Fineco SPA	880,657	7,718
*,2	doBank SPA	509,037	6,610
2	Banca Sistema SPA	2,371,523	6,211
	DiaSorin SPA	66,403	5,792
	Interpump Group SPA	179,533	5,462
	Cairo Communication SPA	750,000	3,493
			251,522
Japan (23.3%)
	Nippon Shinyaku Co. Ltd.	723,200	45,644
	Tokai Tokyo Financial Holdings Inc.	4,840,000	28,232
^	Kureha Corp.	542,900	27,301
	Tsuruha Holdings Inc.	247,000	25,916
	Ai Holdings Corp.	907,200	24,995
	Koito Manufacturing Co. Ltd.	399,000	23,308
	Glory Ltd.	684,700	22,801
	Hitachi Transport System Ltd.	894,400	20,587
	Nitta Corp.	548,700	17,622
	Digital Garage Inc.	887,200	16,856
	Aica Kogyo Co. Ltd.	517,900	16,620
	Nippon Densetsu Kogyo Co. Ltd.	807,600	16,052
	Daikyonishikawa Corp.	1,042,300	15,567
	Alps Electric Co. Ltd.	539,690	14,676
	Musashi Seimitsu Industry Co. Ltd.	521,300	14,515
*	IHI Corp.	4,352,245	14,345
	Kakaku.com Inc.	1,004,200	14,188
	SCSK Corp.	334,000	14,095
	DMG Mori Co. Ltd.	843,400	13,991
	Persol Holdings Co. Ltd.	733,500	13,907
	JSP Corp.	439,100	13,875
	Kyudenko Corp.	362,230	13,662
	Nifco Inc.	224,600	12,955

	Pola Orbis Holdings Inc.	455,300	12,631
	Zenkoku Hosho Co. Ltd.	288,955	12,426
	Trusco Nakayama Corp.	477,800	12,255
	Arcs Co. Ltd.	563,500	12,186
	Asahi Intecc Co. Ltd.	261,970	11,764
	Sanwa Holdings Corp.	1,062,890	11,510
	Nabtesco Corp.	352,800	11,453
	Taiheiyo Cement Corp.	2,893,000	10,855
	Toyo Tire & Rubber Co. Ltd.	520,200	10,678
	Itoham Yonekyu Holdings Inc.	1,115,100	10,371
	Ezaki Glico Co. Ltd.	183,100	9,627
	Lintec Corp.	387,300	9,402
	Nippon Shokubai Co. Ltd.	141,661	9,268
	Kenedix Inc.	1,779,100	9,108
	Disco Corp.	50,010	8,863
*	Nippon Yusen KK	4,542,000	8,671
^	Obara Group Inc.	153,400	8,482
^	W-Scope Corp.	388,500	8,248
	TPR Co. Ltd.	257,100	8,119
	Shinmaywa Industries Ltd.	920,000	8,044
	Kissei Pharmaceutical Co. Ltd.	307,100	7,941
	OBIC Business Consultants Co. Ltd.	155,400	7,886
*	Kobe Steel Ltd.	630,400	7,885
	Ferrotec Holdings Corp.	530,400	7,871
	Tokyo Steel Manufacturing Co. Ltd.	913,400	7,830
	Eagle Industry Co. Ltd.	447,700	7,792
	Miura Co. Ltd.	370,000	7,487
	Hitachi Metals Ltd.	533,700	7,428
^	Jamco Corp.	292,800	7,422
	Dip Corp.	351,000	7,405
	Nihon Parkerizing Co. Ltd.	511,900	7,324
	H2O Retailing Corp.	447,600	7,324
	Teijin Ltd.	358,900	7,196
	Ain Holdings Inc.	98,900	7,128
	EPS Holdings Inc.	415,900	6,821
	Daibiru Corp.	571,100	6,436
	NEC Networks & System Integration Corp.	285,400	6,236
	Tokyo Ohka Kogyo Co. Ltd.	187,880	6,116
	Fukushima Industries Corp.	147,000	6,104
	Unipres Corp.	245,500	5,710
^	Ichigo Inc.	1,853,200	5,660
	Tenma Corp.	280,200	5,654
	Kumiai Chemical Industry Co. Ltd.	909,600	5,289
	Takara Leben Co. Ltd.	1,143,000	5,243
	Shinsei Bank Ltd.	2,851,235	4,700
	Takasago International Corp.	107,100	4,207
	MINEBEA MITSUMI Inc.	240,900	3,969
^,*	PeptiDream Inc.	117,600	3,695
	Yamato Kogyo Co. Ltd.	129,200	3,621
^	Yushin Precision Equipment Co. Ltd.	126,200	3,171
	Tsutsumi Jewelry Co. Ltd.	168,100	3,042
	Mitsubishi Materials Corp.	65,500	2,200
	Tokyo TY Financial Group Inc.	80,845	2,152
			841,616

Mexico (0.3%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,113,300	12,749

Netherlands (4.7%)
	AMG Advanced Metallurgical Group NV	675,000	23,301
2	Philips Lighting NV	575,000	21,853
	Van Lanschot Kempen NV Class A	725,000	21,502
^,*	OCI NV	1,000,000	21,424
	TKH Group NV	337,500	20,642
^	SIF Holding NV (Amsterdam Shares)	775,000	17,675
	IMCD Group NV	221,600	12,407
	Kendrion NV	200,000	8,532
*,2	Basic-Fit NV	450,000	8,443
2	Intertrust NV	468,258	8,032
	Beter Bed Holding NV	375,000	6,962
			170,773
New Zealand (0.3%)
	Fletcher Building Ltd.	1,601,362	9,613

Norway (0.4%)
^	Kongsberg Gruppen ASA	781,414	13,288

Other (0.8%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	249,010	27,897

Singapore (0.2%)
	First Resources Ltd.	4,816,500	6,642

South Korea (2.5%)
	NCSoft Corp.	70,455	22,725
	Medy-Tox Inc.	32,771	17,308
^	Hotel Shilla Co. Ltd.	203,308	11,791
	Mando Corp.	44,140	10,119
	S-1 Corp.	110,958	9,143
	Samsung Securities Co. Ltd.	187,028	6,779
	Nexen Tire Corp.	550,422	6,542
	Korea Aerospace Industries Ltd.	99,395	4,598
			89,005
Spain (1.5%)
*,2	Prosegur Cash SA	6,000,000	16,299
	Applus Services SA	900,000	11,592
	Melia Hotels International SA	733,040	11,362
*,2	Unicaja Banco SA	7,250,000	10,548
	Naturhouse Health SAU	575,000	2,834
			52,635
Sweden (2.4%)
2	Bravida Holding AB	3,225,000	24,188
2	Nordax Group AB	3,625,000	19,876
	Loomis AB Class B	450,000	16,719
	Bufab AB	900,000	10,090
2	Coor Service Management Holding AB	1,133,036	8,132
	Concentric AB	493,300	7,740
			86,745
Switzerland (4.4%)
	OC Oerlikon Corp. AG	2,037,325	29,808
	Helvetia Holding AG	45,000	25,152

	u-blox Holding AG	111,599	22,161
	Logitech International SA	500,000	18,147
	Ascom Holding AG	825,000	16,339
	Interroll Holding AG	8,000	10,489
	Reinet Investments SCA	366,599	7,803
	ams AG	104,940	7,563
^	COSMO Pharmaceuticals NV	45,000	7,191
*	Comet Holding AG	50,000	7,131
*,2	Galenica AG	96,811	4,501
	Tecan Group AG	21,312	3,975
			160,260
Taiwan (1.4%)
	Chroma ATE Inc.	2,802,000	8,852
	Gourmet Master Co. Ltd.	723,030	8,464
	Giant Manufacturing Co. Ltd.	1,607,000	7,932
	CTCI Corp.	4,336,000	7,072
	Catcher Technology Co. Ltd.	574,000	6,597
	Globalwafers Co. Ltd.	811,000	6,384
	Eclat Textile Co. Ltd.	332,520	3,828
			49,129
Thailand (0.1%)
	LPN Development PCL	14,565,300	5,079

United Kingdom (14.2%)
	Elementis plc	5,142,920	20,103
	B&M European Value Retail SA	3,594,700	17,084
	Grainger plc	4,834,849	16,776
	Restaurant Group plc	3,591,738	15,845
	Dechra Pharmaceuticals plc	675,000	15,793
	Bodycote plc	1,313,958	15,774
	Abcam plc	1,096,784	14,858
	SSP Group plc	2,209,000	14,849
	Tyman plc	2,911,852	13,568
	DCC plc	140,000	12,308
	Grafton Group plc	1,150,000	11,647
	Eco Animal Health Group plc	1,298,166	11,390
	SuperGroup plc	574,000	11,350
	Keller Group plc	952,547	11,077
	HomeServe plc	1,134,604	10,845
	Redrow plc	1,300,000	10,159
2	Auto Trader Group plc	2,000,000	10,101
	Ted Baker plc	298,100	9,893
	Cranswick plc	250,000	9,572
	Coats Group plc	9,000,000	9,413
	Polypipe Group plc	1,749,993	9,279
	Halma plc	630,000	9,132
	Kennedy Wilson Europe Real Estate plc	600,000	9,037
	Northgate plc	1,560,000	8,898
	Kier Group plc	494,944	8,412
	Volution Group plc	3,326,816	8,341
	Hill & Smith Holdings plc	471,299	8,330
*,2	ConvaTec Group plc	2,001,194	8,202
	IG Group Holdings plc	975,000	8,190
	Telecom Plus plc	535,193	8,088
*	Cairn Homes plc	4,221,868	7,832
	Dunelm Group plc	972,500	7,728

	Cineworld Group plc			839,262	7,631
	Howden Joinery Group plc			1,340,500	7,519
	Micro Focus International plc			252,000	7,421
	Just Group plc			3,700,000	7,177
	Hays plc			3,225,785	7,094
	Investec plc			931,000	7,069
	Photo-Me International plc			3,240,000	7,002
2	Ibstock plc			2,075,306	6,986
^	Pets at Home Group plc			3,194,342	6,858
	Rentokil Initial plc			1,752,223	6,715
	Consort Medical plc			475,174	6,677
	Ultra Electronics Holdings plc			239,237	6,612
	Hikma Pharmaceuticals plc			352,667	6,565
	Inchcape plc			600,000	6,360
	Ricardo plc			621,225	6,328
*	Hunting plc			947,161	5,862
	Genus plc			215,559	4,904
	Electra Private Equity plc			214,200	4,774
	QinetiQ Group plc			1,500,000	4,771
	LondonMetric Property plc			2,000,000	4,439
	Sanne Group plc			462,572	4,217
	James Fisher & Sons plc			181,445	3,756
	A.G. Barr plc			440,000	3,478
	Soco International plc			2,139,171	3,420
*	Findel plc			900,000	2,151
*	Ophir Energy plc			1,408,565	1,356
*	Lamprell plc			1,000,000	1,306
					512,322
Total Common Stocks (Cost $2,578,523)					3,345,992

		Coupon
Temporary Cash Investments (9.3%)1
Money Market Fund (8.7%)
4,5	Vanguard Market Liquidity Fund	1.217%		3,134,708	313,534

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.3%)
	Goldman Sachs & Co.
	(Dated 7/31/17, Repurchase Value
	$11,800,000 collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	5/1/47 and Federal National Mortgage
	Assn. 3.000%-5.000%, 4/1/26-12/1/43,
	with a value of $12,036,000)	1.020%	8/1/17	11,800	11,800

U.S. Government and Agency Obligations (0.3%)
	United States Treasury Bill	0.862%	8/3/17	1,000	1,000
6	United States Treasury Bill	0.994%	9/21/17	1,200	1,198
6	United States Treasury Bill	0.979%-1.023%	10/5/17	2,500	2,495
6	United States Treasury Bill	1.038%-1.079%	11/2/17	3,000	2,992

6 United States Treasury Bill	1.104%	11/9/17	1,000	997
				8,682
Total Temporary Cash Investments (Cost $333,994)				334,016
Total Investments (102.0%) (Cost $2,912,517)				3,680,008
Other Assets and Liabilities-Net (-2.0%)5				(70,980)
Net Assets (100%)				3,609,028

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $95,777,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.8% and 5.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $274,281,000, representing 7.6% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $107,295,000 of collateral received for securities on loan.
6 Securities with a value of $7,683,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the

International Explorer Fund

collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	109,740	3,236,252	—
Temporary Cash Investments	313,534	20,482	—
Futures Contracts—Assets[1]	117	—	—
Futures Contracts—Liabilities[1]	(218)	—	—
Forward Currency Contracts—Assets	—	4,376	—
Forward Currency Contracts—Liabilities	—	(364)	—
Total	423,173	3,260,746	—

1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the

International Explorer Fund

counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2017	1,340	54,458	(464)
Topix Index	September 2017	325	47,635	202
FTSE 100 Index	September 2017	303	29,201	(471)
S&P ASX 200 Index	September 2017	138	15,592	(208)
				(941)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)

Goldman Sachs International	9/20/17	EUR	31,877 USD	35,913	1,930

International Explorer Fund

Goldman Sachs International	9/12/17	JPY	3,050,512	USD	27,943	(218)
Bank of America, N.A.	9/20/17	GBP	12,194	USD	15,590	527
Toronto-Dominion Bank	9/26/17	AUD	15,135	USD	11,517	582
Barclays Bank plc	9/20/17	EUR	9,758	USD	11,081	501
Barclays Bank plc	9/20/17	GBP	4,073	USD	5,265	119
Barclays Bank plc	9/12/17	JPY	581,490	USD	5,176	110
JPMorgan Chase Bank, N.A.	9/12/17	JPY	518,015	USD	4,619	89
BNP Paribas	9/20/17	EUR	3,693	USD	4,303	81
BNP Paribas	9/12/17	JPY	452,580	USD	4,081	32
Credit Suisse International	9/20/17	GBP	2,698	USD	3,519	47
JPMorgan Chase Bank, N.A.	9/20/17	GBP	2,370	USD	3,101	32
BNP Paribas	9/26/17	AUD	3,836	USD	2,935	131
Goldman Sachs International	9/12/17	JPY	275,420	USD	2,458	45
Citibank, N.A.	9/20/17	EUR	2,014	USD	2,369	22
BNP Paribas	9/12/17	JPY	222,670	USD	2,033	(9)
BNP Paribas	9/20/17	GBP	1,035	USD	1,319	50
Goldman Sachs International	9/20/17	GBP	809	USD	1,061	8
JPMorgan Chase Bank, N.A.	9/26/17	AUD	1,274	USD	1,008	10
JPMorgan Chase Bank, N.A.	9/12/17	JPY	101,049	USD	927	(8)
Goldman Sachs International	9/26/17	AUD	990	USD	749	43
Citibank, N.A.	9/20/17	GBP	514	USD	673	7
JPMorgan Chase Bank, N.A.	9/26/17	AUD	572	USD	457	-
Citibank, N.A.	9/26/17	AUD	569	USD	445	10
BNP Paribas	9/26/17	USD	1,946	AUD	2,539	(83)
Morgan Stanley Capital
Services LLC	9/20/17	USD	1,597	GBP	1,243	(46)
						4,012

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2017, the counterparty (counterparties) had deposited in segregated accounts securities and cash with a value of $2,072,000 in connection with open forward currency contracts.

International Explorer Fund

After July 31, 2017, the counterparty posted additional collateral of $460,000 in connection with open forward currency contracts as of July 31, 2017.

F. At July 31, 2017, the cost of investment securities for tax purposes was $2,938,482,000. Net unrealized appreciation of investment securities for tax purposes was $741,526,000, consisting of unrealized gains of $860,416,000 on securities that had risen in value since their purchase and $118,890,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)1
Consumer Discretionary (17.8%)
Vail Resorts Inc.	426,812	89,955
Six Flags Entertainment Corp.	1,453,122	82,639
Newell Brands Inc.	1,039,900	54,823
Ross Stores Inc.	976,000	53,992
^ Hanesbrands Inc.	2,051,400	47,018
Hilton Worldwide Holdings Inc.	687,680	43,001
Delphi Automotive plc	473,309	42,797
* Ulta Beauty Inc.	162,052	40,709
Brunswick Corp.	631,533	35,751
Hasbro Inc.	330,527	34,996
* CarMax Inc.	509,300	33,741
Dunkin' Brands Group Inc.	511,730	27,137
Tractor Supply Co.	477,500	26,797
* Yum China Holdings Inc.	748,550	26,791
* Burlington Stores Inc.	244,177	21,251
* Live Nation Entertainment Inc.	555,400	20,700
Wendy's Co.	1,337,265	20,647
L Brands Inc.	395,700	18,356
Domino's Pizza Inc.	94,100	17,550
* Ferrari NV	51,020	5,367
		744,018
Consumer Staples (1.7%)
* Post Holdings Inc.	485,620	40,403
Pinnacle Foods Inc.	556,410	33,040
		73,443
Energy (2.0%)
* Concho Resources Inc.	496,537	64,679
* Diamondback Energy Inc.	193,841	18,585
		83,264
Financials (7.7%)
Progressive Corp.	1,819,740	85,764
East West Bancorp Inc.	1,097,350	62,527
* Signature Bank	202,984	28,129
Affiliated Managers Group Inc.	132,390	24,602
Nasdaq Inc.	319,400	23,754
* Western Alliance Bancorp	446,656	22,503
* SVB Financial Group	119,220	21,274
Intercontinental Exchange Inc.	281,007	18,746
Webster Financial Corp.	332,310	17,257
MSCI Inc. Class A	158,310	17,248
		321,804
Health Care (16.1%)
* Align Technology Inc.	450,574	75,349
Cooper Cos. Inc.	277,519	67,679
Zoetis Inc.	871,300	54,474
* Illumina Inc.	301,770	52,463
* Centene Corp.	649,500	51,583

*	Incyte Corp.	362,580	48,328
*	BioMarin Pharmaceutical Inc.	410,462	36,010
*	Edwards Lifesciences Corp.	297,362	34,250
*	Bluebird Bio Inc.	346,550	32,662
*	Veeva Systems Inc. Class A	486,200	31,000
*	Intuitive Surgical Inc.	28,719	26,946
*	Alkermes plc	483,227	26,292
*	WellCare Health Plans Inc.	146,680	25,961
*	Hologic Inc.	577,942	25,551
	HealthSouth Corp.	594,500	25,302
*	Mettler-Toledo International Inc.	40,100	22,981
*	ABIOMED Inc.	143,700	21,281
	Agilent Technologies Inc.	259,680	15,526
			673,638
Industrials (18.1%)
	BWX Technologies Inc.	1,366,381	71,981
*	Verisk Analytics Inc. Class A	818,100	71,387
*	Copart Inc.	2,111,700	66,497
	Equifax Inc.	403,665	58,709
*	Middleby Corp.	422,165	55,168
*	JetBlue Airways Corp.	1,754,530	38,477
	Parker-Hannifin Corp.	224,570	37,274
	Roper Technologies Inc.	138,460	32,186
^	Wabtec Corp.	409,900	30,890
	Fortive Corp.	473,800	30,674
	Xylem Inc.	538,300	30,538
	Old Dominion Freight Line Inc.	313,100	30,029
	Hexcel Corp.	507,780	25,983
*	United Rentals Inc.	213,070	25,347
	Fortune Brands Home & Security Inc.	368,030	24,169
*	TransUnion	475,847	21,808
*	XPO Logistics Inc.	355,990	21,399
	AO Smith Corp.	390,960	20,936
	Fastenal Co.	480,530	20,644
	Alaska Air Group Inc.	198,720	16,937
^	Ritchie Bros Auctioneers Inc.	521,793	14,730
*	Colfax Corp.	258,710	10,680
			756,443
Information Technology (24.9%)
*	Red Hat Inc.	743,500	73,510
*	Euronet Worldwide Inc.	689,121	66,576
*	CoStar Group Inc.	219,579	60,505
	Western Digital Corp.	682,930	58,131
^,* Black Knight Financial Services Inc. Class A		1,293,898	54,991
	CSRA Inc.	1,630,800	53,180
*	Vantiv Inc. Class A	831,739	52,857
*	Check Point Software Technologies Ltd.	496,900	52,562
	Microchip Technology Inc.	588,542	47,107
*	Guidewire Software Inc.	642,400	46,356
	Booz Allen Hamilton Holding Corp. Class A	1,237,133	42,434
*	Ultimate Software Group Inc.	166,910	37,673
*	Electronic Arts Inc.	301,020	35,141
	MAXIMUS Inc.	556,305	33,578
	Lam Research Corp.	208,868	33,306
	LogMeIn Inc.	280,610	32,677
*	GoDaddy Inc. Class A	726,239	31,214

	Activision Blizzard Inc.			476,632	29,446
	Marvell Technology Group Ltd.			1,817,530	28,281
*	Arista Networks Inc.			159,700	23,842
	NVIDIA Corp.			138,033	22,432
*	First Data Corp. Class A			1,090,900	20,356
*	ServiceNow Inc.			172,010	18,998
	j2 Global Inc.			220,000	18,619
	Global Payments Inc.			183,367	17,304
*	Criteo SA ADR			275,150	13,923
*	Square Inc.			523,170	13,785
*	Wix.com Ltd.			219,840	13,564
*	FleetCor Technologies Inc.			72,543	11,031
					1,043,379
	Materials (4.3%)
	Ball Corp.			1,582,900	66,323
	Vulcan Materials Co.			287,400	35,385
	Eagle Materials Inc.			304,225	28,627
*	Axalta Coating Systems Ltd.			889,100	28,007
	Chemours Co.			431,360	20,537
					178,879
	Other (0.3%)
	^,2 Vanguard Mid-Cap Growth ETF			100,223	12,006

	Real Estate (2.7%)
*	SBA Communications Corp. Class A			479,100	65,900
	Equinix Inc.			108,794	49,037
					114,937
	Total Common Stocks (Cost $3,324,849)				4,001,811

		Coupon
	Temporary Cash Investments (5.0%)1
	Money Market Fund (4.9%)
	3,4 Vanguard Market Liquidity Fund	1.217%		2,042,149	204,256

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.923%	9/21/17	4,400	4,394
	Total Temporary Cash Investments (Cost $208,621)				208,650
	Total Investments (100.6%) (Cost $3,533,470)				4,210,461
	Other Assets and Liabilities-Net (-0.6%)4				(24,452)
	Net Assets (100%)				4,186,009

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,528,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $28,524,000 of collateral received for securities on loan.

5 Securities with a value of $3,395,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,001,811	—	—
Temporary Cash Investments	204,256	4,394	—
Futures Contracts—Liabilities[1]	(88)	—	—
Total	4,205,979	4,394	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Mid-Cap Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	555	68,487	959
E-mini S&P Mid-Cap 400 Index	September 2017	107	18,830	21
				980

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $3,533,470,000. Net unrealized appreciation of investment securities for tax purposes was $676,991,000, consisting of unrealized gains of $718,070,000 on securities that had risen in value since their purchase and $41,079,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments (unaudited)
As of July 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (96.3%)1
Consumer Discretionary (15.2%)
*	Norwegian Cruise Line Holdings Ltd.	4,058,200	223,485
	Royal Caribbean Cruises Ltd.	1,912,400	216,235
^	Hanesbrands Inc.	6,499,800	148,975
	Dollar General Corp.	1,880,100	141,308
	Whirlpool Corp.	791,100	140,721
	L Brands Inc.	2,431,300	112,788
	Meredith Corp.	1,495,544	88,910
*	Taylor Morrison Home Corp. Class A	3,326,345	75,242
^,2	SeaWorld Entertainment Inc.	4,546,700	69,928
	Toll Brothers Inc.	1,762,830	68,028
	Adient plc	855,400	56,003
	Omnicom Group Inc.	651,968	51,336
	News Corp. Class A	3,579,375	51,221
	Interpublic Group of Cos. Inc.	2,152,894	46,524
	Hilton Worldwide Holdings Inc.	528,848	33,069
	Staples Inc.	3,090,600	31,370
	Dana Inc.	59,714	1,416
			1,556,559
Consumer Staples (1.6%)
	Coca-Cola European Partners plc	3,155,300	136,404
	Kellogg Co.	337,425	22,945
			159,349
Energy (7.7%)
^	Vermilion Energy Inc.	4,530,300	149,319
	Devon Energy Corp.	4,068,500	135,522
^,2	Golar LNG Ltd.	5,437,608	129,469
^	PBF Energy Inc. Class A	4,662,257	106,159
*,^	Chesapeake Energy Corp.	12,879,200	63,881
^	Murphy Oil Corp.	2,009,970	53,425
	Cenovus Energy Inc.	4,261,811	35,842
*	WPX Energy Inc.	3,037,079	32,740
*	TechnipFMC plc	1,020,373	29,121
	Nabors Industries Ltd.	1,741,181	13,424
*	Noble Corp. plc	3,160,316	12,641
*	Superior Energy Services Inc.	1,120,132	12,053
*	Rowan Cos. plc Class A	996,725	11,632
*	Baker Hughes a GE Co.	170,476	6,289
			791,517
Financials (25.4%)
	Willis Towers Watson plc	1,692,641	252,000
	KeyCorp	11,245,925	202,876
	Capital One Financial Corp.	1,914,000	164,949
	FNF Group	3,258,500	159,210
	Fifth Third Bancorp	5,750,400	153,536
	New York Community Bancorp Inc.	11,510,200	151,129
	Unum Group	2,666,869	133,690
	XL Group Ltd.	2,907,376	129,087
	Navient Corp.	7,757,647	114,425

^	CNA Financial Corp.	2,141,885	111,271
	Everest Re Group Ltd.	401,462	105,340
^	Element Fleet Management Corp.	12,680,200	96,011
	Discover Financial Services	1,466,600	89,375
	Voya Financial Inc.	2,023,996	79,422
	Axis Capital Holdings Ltd.	1,208,295	78,032
	Valley National Bancorp	5,402,200	64,178
	Regions Financial Corp.	4,105,725	59,944
	Franklin Resources Inc.	1,287,762	57,666
	Allstate Corp.	579,475	52,732
	Invesco Ltd.	1,501,950	52,223
	Comerica Inc.	635,150	45,928
*	SLM Corp.	4,030,500	44,658
	Torchmark Corp.	426,183	33,656
	Webster Financial Corp.	619,497	32,170
	Validus Holdings Ltd.	541,925	29,150
	Legg Mason Inc.	639,775	25,597
	Progressive Corp.	495,225	23,340
	MFA Financial Inc.	2,274,657	19,312
	Hartford Financial Services Group Inc.	313,800	17,259
	Synovus Financial Corp.	253,611	11,027
	Aspen Insurance Holdings Ltd.	200,475	9,783
*	Genworth Financial Inc. Class A	2,224,850	7,631
			2,606,607
Health Care (6.3%)
	Cigna Corp.	1,327,025	230,319
	Cardinal Health Inc.	2,841,952	219,569
^	Patterson Cos. Inc.	2,844,899	118,689
*	Mylan NV	1,387,980	54,117
	Aetna Inc.	154,800	23,887
			646,581
Industrials (17.6%)
*	AerCap Holdings NV	4,443,188	218,161
	Owens Corning	3,042,082	203,972
	Stanley Black & Decker Inc.	1,303,265	183,356
	Spirit AeroSystems Holdings Inc. Class A	2,715,407	164,092
	Johnson Controls International plc	4,176,064	162,658
*,^	Air France-KLM ADR	8,488,085	114,233
*	JetBlue Airways Corp.	5,138,340	112,684
	Orbital ATK Inc.	1,048,400	107,125
	Ryder System Inc.	1,400,266	101,883
	Nielsen Holdings plc	2,033,100	87,444
	Terex Corp.	1,668,265	65,680
	CNH Industrial NV	5,442,900	62,702
	Dover Corp.	664,325	55,803
*	JELD-WEN Holding Inc.	1,392,834	45,476
	KBR Inc.	2,416,400	36,053
*	AECOM	1,101,235	35,129
	Actuant Corp. Class A	1,216,150	29,431
	Parker-Hannifin Corp.	148,050	24,573
			1,810,455
Information Technology (10.2%)
*	Micron Technology Inc.	8,875,000	249,565
	Microchip Technology Inc.	2,250,200	180,106
	Versum Materials Inc.	3,858,701	136,058
	Total System Services Inc.	1,686,036	106,996

	Avnet Inc.			1,996,860	76,639
*	ON Semiconductor Corp.			3,490,727	52,186
	Hewlett Packard Enterprise Co.			2,614,083	45,773
	HP Inc.			2,175,125	41,545
*	Flex Ltd.			1,991,393	31,842
	Genpact Ltd.			1,016,327	29,473
*	Celestica Inc.			2,081,919	24,754
*	Arrow Electronics Inc.			304,204	24,729
	Jabil Inc.			711,890	21,713
	Seagate Technology plc			504,625	16,632
	DXC Technology Co.			142,533	11,172
					1,049,183
Materials (6.5%)
*	Kinross Gold Corp.			42,300,000	174,276
*	Axalta Coating Systems Ltd.			4,434,400	139,684
^	Yamana Gold Inc.			38,000,000	98,800
	Celanese Corp. Class A			811,000	77,994
*	IAMGOLD Corp.			12,377,757	66,840
	CRH plc ADR			1,683,499	59,040
	FMC Corp.			448,000	34,218
*,^,2 Brio Gold Inc.				7,361,783	12,105
					662,957
Real Estate (1.6%)
	GEO Group Inc.			3,082,350	90,467
	Lamar Advertising Co. Class A			856,593	60,450
	Hospitality Properties Trust			583,800	16,965
					167,882
Utilities (4.2%)
	Xcel Energy Inc.			2,961,137	140,091
	Pinnacle West Capital Corp.			1,443,700	125,212
	CenterPoint Energy Inc.			2,155,284	60,758
	Edison International			758,900	59,710
	PG&E Corp.			312,425	21,148
	Avangrid Inc.			445,533	20,236
					427,155
Total Common Stocks (Cost $7,251,708)					9,878,245
		Coupon
Temporary Cash Investments (5.2%)1
Money Market Fund (5.1%)
3,4	Vanguard Market Liquidity Fund	1.217%		5,280,616	528,167

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.918%-0.982%	9/14/17	2,000	1,998
5	United States Treasury Bill	0.949%	10/19/17	6,000	5,986
					7,984
Total Temporary Cash Investments (Cost $536,079)					536,151
Total Investments (101.5%) (Cost $7,787,787)					10,414,396
Other Assets and Liabilities-Net (-1.5%)4					(149,430)
Net Assets (100%)					10,264,966

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $124,275,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 3.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $131,177,000 of collateral received for securities on loan.
5 Securities with a value of $5,986,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Selected Value Fund

Common Stocks	9,878,245	—	—
Temporary Cash Investments	528,167	7,984	—
Futures Contracts—Liabilities[1]	(159)	—	—
Total	10,406,253	7,984	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	1,382	170,539	2,453

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2017, the cost of investment securities for tax purposes was $7,787,787,000. Net unrealized appreciation of investment securities for tax purposes was $2,626,609,000, consisting of unrealized gains of $3,114,299,000 on securities that had risen in value since their purchase and $487,690,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Selected Value Fund

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Brio Gold Inc.	—	16,511	—	—	—	12,105
GEO Group Inc.	92,023	—	54,642	3,787	—	NA2
Golar LNG Ltd.	NA3	23,971	—	816	—	129,469
SeaWorld Entertainment	63,699	—	—	—	—	69,928
Inc.
Vanguard Market Liquidity	410,842	NA4	NA4	3,042	—	528,167
Fund
Total	566,564			7,645	—	739,669

1 Includes net realized gain (loss) on affiliated investment securities sold of $11,868,000.
2 Not applicable—at July 31, 2017, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—at October 31, 2016, the issuer was not an affiliated company of the fund.
4 Not applicable—purchase and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (3.7%)
Dow Chemical Co.	3,362,483	216,006
EI du Pont de Nemours & Co.	2,391,089	196,571
Praxair Inc.	787,032	102,440
Air Products & Chemicals Inc.	588,476	83,652
LyondellBasell Industries NV Class A	907,962	81,798
International Paper Co.	1,132,531	62,267
Nucor Corp.	875,259	50,476
Mosaic Co.	963,409	23,257
Avery Dennison Corp.	242,928	22,575
CF Industries Holdings Inc.	639,621	18,773
RPM International Inc.	358,991	18,621
Huntsman Corp.	550,145	14,645
Reliance Steel & Aluminum Co.	191,569	13,862
Olin Corp.	452,453	13,338
Scotts Miracle-Gro Co.	119,886	11,508
Domtar Corp.	173,365	6,772
^ Compass Minerals International Inc.	91,766	6,336
Commercial Metals Co.	328,629	6,113
Ferroglobe plc	238,255	3,045
A Schulman Inc.	87,266	2,295
Innophos Holdings Inc.	53,085	2,217
Rayonier Advanced Materials Inc.	120,200	1,792
* Ferroglobe R&W Trust	166,085	—
		958,359
Consumer Goods (14.1%)
Procter & Gamble Co.	7,058,394	641,043
Philip Morris International Inc.	4,277,085	499,179
Coca-Cola Co.	10,589,676	485,431
PepsiCo Inc.	3,937,734	459,179
Altria Group Inc.	5,329,091	346,231
Kraft Heinz Co.	1,655,237	144,767
General Motors Co.	3,784,303	136,159
Ford Motor Co.	10,707,472	120,138
Kimberly-Clark Corp.	975,024	120,084
General Mills Inc.	1,585,451	88,246
Archer-Daniels-Midland Co.	1,531,654	64,605
VF Corp.	910,338	56,614
Clorox Co.	354,899	47,375
Kellogg Co.	680,676	46,286
Conagra Brands Inc.	1,114,826	38,172
Coach Inc.	774,432	36,507
Genuine Parts Co.	394,687	33,521
Hasbro Inc.	312,026	33,037
Bunge Ltd.	385,701	30,235
Coca-Cola European Partners plc	637,107	27,542
Coty Inc. Class A	1,282,163	26,259
Harley-Davidson Inc.	480,067	23,365
^ Hanesbrands Inc.	994,524	22,794

Pinnacle Foods Inc.	324,558	19,272
Mattel Inc.	942,318	18,865
Leggett & Platt Inc.	362,609	17,471
^ Polaris Industries Inc.	162,791	14,596
Ralph Lauren Corp. Class A	155,811	11,787
Nu Skin Enterprises Inc. Class A	142,058	9,001
Flowers Foods Inc.	481,445	8,469
Tupperware Brands Corp.	137,951	8,375
^ B&G Foods Inc.	178,737	6,479
Vector Group Ltd.	249,729	5,027
Universal Corp.	70,505	4,509
HNI Corp.	118,094	4,458
MDC Holdings Inc.	112,360	3,853
Steelcase Inc. Class A	243,593	3,325
Cosan Ltd.	432,632	3,167
Schweitzer-Mauduit International Inc.	81,024	3,113
Briggs & Stratton Corp.	118,821	2,783
Knoll Inc.	124,552	2,411
Ethan Allen Interiors Inc.	67,953	2,178
National Presto Industries Inc.	14,541	1,645
Superior Industries International Inc.	61,455	1,201
		3,678,754
Consumer Services (5.9%)
McDonald's Corp.	2,249,408	348,973
Wal-Mart Stores Inc.	4,015,591	321,207
Target Corp.	1,520,128	86,146
Carnival Corp.	1,120,826	74,849
Sysco Corp.	1,355,376	71,320
Las Vegas Sands Corp.	993,232	61,193
Omnicom Group Inc.	635,625	50,049
Best Buy Co. Inc.	725,857	42,346
Nielsen Holdings plc	980,983	42,192
L Brands Inc.	659,020	30,572
Wyndham Worldwide Corp.	280,561	29,282
Darden Restaurants Inc.	342,224	28,706
Wynn Resorts Ltd.	219,589	28,402
Interpublic Group of Cos. Inc.	1,080,875	23,358
Macy's Inc.	844,348	20,053
Kohl's Corp.	469,919	19,431
Staples Inc.	1,793,557	18,205
H&R Block Inc.	568,382	17,336
KAR Auction Services Inc.	377,370	15,865
Gap Inc.	658,385	15,689
Nordstrom Inc.	320,321	15,558
Cinemark Holdings Inc.	296,975	11,552
^ Williams-Sonoma Inc.	237,769	11,040
Six Flags Entertainment Corp.	193,946	11,030
Extended Stay America Inc.	448,780	8,872
TEGNA Inc.	585,901	8,689
Tribune Media Co. Class A	197,789	8,337
Cracker Barrel Old Country Store Inc.	51,919	8,071
ILG Inc.	286,649	7,599
John Wiley & Sons Inc. Class A	119,090	6,580
Meredith Corp.	109,197	6,492
Hillenbrand Inc.	175,659	6,324
International Game Technology plc	305,886	5,824
GameStop Corp. Class A	268,095	5,815

^	Regal Entertainment Group Class A	302,610	5,756
	American Eagle Outfitters Inc.	433,069	5,127
	Brinker International Inc.	136,950	4,858
*	Cars.com Inc.	197,235	4,793
	Time Inc.	274,868	3,862
	Bob Evans Farms Inc.	55,795	3,860
	HSN Inc.	96,271	3,817
^,* Liberty Global PLC LiLAC Class A		138,002	3,549
	Chico's FAS Inc.	345,461	3,161
	DSW Inc. Class A	173,303	3,126
	ClubCorp Holdings Inc.	180,972	3,067
	Gannett Co. Inc.	310,414	2,784
	Copa Holdings SA Class A	21,891	2,746
	Guess? Inc.	159,408	2,082
	DineEquity Inc.	48,580	1,998
	New Media Investment Group Inc.	141,466	1,972
	Abercrombie & Fitch Co.	182,852	1,799
	Tailored Brands Inc.	132,981	1,668
	Buckle Inc.	92,894	1,588
	Barnes & Noble Inc.	191,927	1,564
	Rent-A-Center Inc.	114,791	1,517
	National CineMedia Inc.	189,932	1,358
	Cato Corp. Class A	77,646	1,321
	Pier 1 Imports Inc.	259,448	1,196
	Weis Markets Inc.	25,213	1,193
	Speedway Motorsports Inc.	37,377	795
			1,537,514
Financials (13.8%)
	JPMorgan Chase & Co.	9,748,474	894,910
	Wells Fargo & Co.	12,378,804	667,713
	Chubb Ltd.	1,282,012	187,763
	BlackRock Inc.	342,641	146,147
	MetLife Inc.	2,521,007	138,655
	Prudential Financial Inc.	1,180,881	133,711
	CME Group Inc.	933,318	114,443
	BB&T Corp.	2,242,651	106,122
	Travelers Cos. Inc.	769,939	98,621
	Aflac Inc.	1,069,951	85,329
	Ameriprise Financial Inc.	418,730	60,666
	Fifth Third Bancorp	2,066,324	55,171
	KeyCorp	3,026,109	54,591
	T. Rowe Price Group Inc.	647,506	53,562
	Principal Financial Group Inc.	732,422	48,889
	Regions Financial Corp.	3,309,289	48,316
	Huntington Bancshares Inc.	2,971,211	39,369
	Invesco Ltd.	1,102,480	38,333
	FNF Group	719,452	35,152
	Cincinnati Financial Corp.	420,813	32,049
	Arthur J Gallagher & Co.	487,439	28,657
	Western Union Co.	1,292,124	25,519
*	Janus Henderson Group plc	524,836	17,577
	New York Community Bancorp Inc.	1,319,280	17,322
	People's United Financial Inc.	943,995	16,463
	PacWest Bancorp	327,557	15,729
	Lazard Ltd. Class A	329,321	15,383
	Eaton Vance Corp.	307,486	15,094
	Axis Capital Holdings Ltd.	228,661	14,767

First American Financial Corp.	294,516	14,258
Cullen/Frost Bankers Inc.	155,047	14,075
Old Republic International Corp.	669,394	13,133
FNB Corp.	875,154	11,990
Navient Corp.	769,485	11,350
Validus Holdings Ltd.	210,415	11,318
LPL Financial Holdings Inc.	242,794	11,110
Umpqua Holdings Corp.	598,772	11,101
Hancock Holding Co.	230,296	10,594
BankUnited Inc.	283,150	9,746
Bank of Hawaii Corp.	115,860	9,694
Chemical Financial Corp.	197,622	9,523
United Bankshares Inc.	271,847	9,379
ProAssurance Corp.	140,917	8,709
Fulton Financial Corp.	462,051	8,432
Valley National Bancorp	700,872	8,326
BGC Partners Inc. Class A	622,103	7,845
Glacier Bancorp Inc.	214,386	7,486
Federated Investors Inc. Class B	257,986	7,438
Community Bank System Inc.	127,434	6,996
Columbia Banking System Inc.	159,753	6,365
Hope Bancorp Inc.	359,871	6,345
RLI Corp.	103,646	6,018
CVB Financial Corp.	276,918	5,965
Old National Bancorp	363,625	5,927
Trustmark Corp.	181,627	5,805
^ BOK Financial Corp.	68,076	5,791
Capitol Federal Financial Inc.	339,193	4,837
Provident Financial Services Inc.	175,207	4,646
^ Mercury General Corp.	76,943	4,608
Kennedy-Wilson Holdings Inc.	222,897	4,480
^ Waddell & Reed Financial Inc. Class A	216,543	4,476
Kemper Corp.	113,700	4,463
NBT Bancorp Inc.	121,334	4,385
First Financial Bancorp	168,094	4,303
WesBanco Inc.	111,729	4,271
First Hawaiian Inc.	144,183	4,253
Artisan Partners Asset Management Inc. Class A	125,387	4,169
Horace Mann Educators Corp.	111,206	4,103
AmTrust Financial Services Inc.	253,910	4,063
Northwest Bancshares Inc.	250,329	4,030
CNA Financial Corp.	75,643	3,930
HFF Inc. Class A	105,829	3,886
^ Westamerica Bancorporation	66,786	3,655
Boston Private Financial Holdings Inc.	231,686	3,556
First Commonwealth Financial Corp.	267,965	3,492
Park National Corp.	35,281	3,485
S&T Bancorp Inc.	91,385	3,462
NRG Yield Inc.	179,460	3,338
WisdomTree Investments Inc.	315,655	3,295
Safety Insurance Group Inc.	42,342	3,004
Tompkins Financial Corp.	37,863	2,980
Brookline Bancorp Inc.	197,391	2,931
City Holding Co.	40,598	2,664
Sandy Spring Bancorp Inc.	64,149	2,569
Cohen & Steers Inc.	57,558	2,325
Flushing Financial Corp.	77,887	2,222

American National Insurance Co.	18,586	2,212
TFS Financial Corp.	136,409	2,180
Oritani Financial Corp.	128,182	2,128
FBL Financial Group Inc. Class A	30,299	2,057
Maiden Holdings Ltd.	184,381	2,047
TrustCo Bank Corp. NY	244,699	2,031
NRG Yield Inc. Class A	94,437	1,722
Dime Community Bancshares Inc.	82,561	1,717
Community Trust Bancorp Inc.	39,182	1,693
Greenhill & Co. Inc.	77,003	1,425
First Financial Corp.	25,952	1,195
Republic Bancorp Inc. Class A	27,173	976
Fairfax Financial Holdings Ltd.	434	207
		3,584,213
Health Care (13.2%)
Johnson & Johnson	7,432,184	986,400
Pfizer Inc.	16,301,788	540,567
Merck & Co. Inc.	7,544,999	481,975
Amgen Inc.	2,026,663	353,673
AbbVie Inc.	4,388,518	306,801
Gilead Sciences Inc.	3,583,036	272,633
Bristol-Myers Squibb Co.	4,537,652	258,192
Eli Lilly & Co.	2,690,722	222,415
Owens & Minor Inc.	163,316	5,264
* Innoviva Inc.	199,204	2,733
Kindred Healthcare Inc.	228,514	2,045
Meridian Bioscience Inc.	112,662	1,527
		3,434,225
Industrials (13.0%)
General Electric Co.	23,951,248	613,391
Boeing Co.	1,567,081	379,954
3M Co.	1,598,886	321,648
United Parcel Service Inc. Class B	1,900,102	209,562
Lockheed Martin Corp.	690,340	201,669
Caterpillar Inc.	1,564,187	178,239
Automatic Data Processing Inc.	1,232,648	146,574
Raytheon Co.	802,066	137,771
Deere & Co.	876,768	112,472
Emerson Electric Co.	1,767,353	105,352
Johnson Controls International plc	2,577,383	100,389
Eaton Corp. plc	1,229,025	96,171
Waste Management Inc.	1,218,221	91,549
Norfolk Southern Corp.	797,144	89,742
Cummins Inc.	436,936	73,362
PACCAR Inc.	942,389	64,507
Paychex Inc.	884,148	51,148
Republic Services Inc. Class A	632,859	40,642
WestRock Co.	682,185	39,171
TransDigm Group Inc.	132,653	37,427
Fastenal Co.	793,368	34,083
Packaging Corp. of America	256,781	28,112
CH Robinson Worldwide Inc.	384,570	25,228
Xerox Corp.	630,046	19,324
Macquarie Infrastructure Corp.	212,448	16,106
MDU Resources Group Inc.	540,647	14,246
Sonoco Products Co.	267,893	12,987

	Watsco Inc.	84,118	12,682
	National Instruments Corp.	288,978	11,889
	Ryder System Inc.	146,457	10,656
	Timken Co.	189,244	8,611
	Kennametal Inc.	218,278	8,054
	GATX Corp.	105,464	6,521
^	Covanta Holding Corp.	310,069	4,682
	Otter Tail Corp.	111,162	4,497
	Triton International Ltd.	117,940	4,253
	Brady Corp. Class A	124,954	4,148
	Greif Inc. Class A	71,387	4,004
	Mobile Mini Inc.	129,047	3,975
*	Cardtronics plc Class A	123,203	3,856
	Greenbrier Cos. Inc.	73,160	3,292
	Aircastle Ltd.	127,825	3,009
	ManTech International Corp. Class A	70,539	2,802
	General Cable Corp.	142,694	2,754
	Sturm Ruger & Co. Inc.	46,508	2,679
	AVX Corp.	142,426	2,545
	McGrath RentCorp	71,574	2,543
^	Ship Finance International Ltd.	179,898	2,447
	RR Donnelley & Sons Co.	187,402	2,316
^	GasLog Ltd.	120,850	2,206
	H&E Equipment Services Inc.	82,741	1,867
	Schnitzer Steel Industries Inc.	68,257	1,761
^	Teekay Corp.	179,065	1,755
	Scorpio Tankers Inc.	448,964	1,666
^	Nordic American Tankers Ltd.	269,286	1,583
^	Seaspan Corp. Class A	190,698	1,278
	Essendant Inc.	98,154	1,225
^	Frontline Ltd.	194,874	1,117
	Myers Industries Inc.	61,549	1,046
	Resources Connection Inc.	77,918	1,040
	American Railcar Industries Inc.	17,670	650
			3,370,235
Oil & Gas (9.2%)
	Exxon Mobil Corp.	11,683,856	935,176
	Chevron Corp.	5,208,411	568,706
	ConocoPhillips	3,410,349	154,727
	Occidental Petroleum Corp.	2,101,952	130,174
	Kinder Morgan Inc.	5,295,059	108,178
	Phillips 66	1,200,250	100,521
	Valero Energy Corp.	1,230,130	84,842
	Marathon Petroleum Corp.	1,415,701	79,265
	Williams Cos. Inc.	2,275,082	72,302
	Tesoro Corp.	421,541	41,956
	Targa Resources Corp.	581,518	26,988
	OGE Energy Corp.	548,667	19,675
^	Helmerich & Payne Inc.	289,176	14,638
	HollyFrontier Corp.	491,110	14,164
	Murphy Oil Corp.	444,509	11,815
	Oceaneering International Inc.	278,866	7,153
	PBF Energy Inc. Class A	312,284	7,111
*	Delek US Holdings Inc.	211,483	5,522
	SemGroup Corp. Class A	183,508	4,964
	Pattern Energy Group Inc. Class A	196,246	4,926
	Archrock Inc.	183,917	2,014

Frank's International NV	134,054	1,086
^ CVR Energy Inc.	39,395	745
		2,396,648
Other (0.0%)2
Other		—
* Safeway Inc CVR (PDC) Exp. 01/30/2019	364	—
* Safeway Inc CVR (Casa Ley) Exp. 01/30/2018	364	—
		—
Technology (14.0%)
Microsoft Corp.	20,670,989	1,502,781
Intel Corp.	12,989,577	460,740
Cisco Systems Inc.	13,811,851	434,383
International Business Machines Corp.	2,367,492	342,505
Texas Instruments Inc.	2,727,352	221,952
QUALCOMM Inc.	4,071,752	216,576
HP Inc.	4,664,627	89,094
Analog Devices Inc.	994,896	78,607
Western Digital Corp.	802,560	68,314
Xilinx Inc.	684,311	43,290
KLA-Tencor Corp.	430,978	39,922
Maxim Integrated Products Inc.	772,363	35,096
CA Inc.	862,091	26,759
Seagate Technology plc	804,162	26,505
Garmin Ltd.	331,453	16,636
Cypress Semiconductor Corp.	919,300	13,054
Pitney Bowes Inc.	505,075	7,950
TiVo Corp.	329,545	6,459
Cogent Communications Holdings Inc.	111,623	4,660
NIC Inc.	167,640	2,724
West Corp.	116,219	2,716
		3,640,723
Telecommunications (4.8%)
AT&T Inc.	16,954,330	661,219
Verizon Communications Inc.	11,253,844	544,686
^ CenturyLink Inc.	1,482,497	34,498
^,* Frontier Communications Corp.	223,797	3,426
Consolidated Communications Holdings Inc.	177,573	3,196
Windstream Holdings Inc.	506,866	1,921
		1,248,946
Utilities (8.2%)
NextEra Energy Inc.	1,288,878	188,292
Duke Energy Corp.	1,931,110	164,376
Dominion Energy Inc.	1,728,878	133,435
Southern Co.	2,742,904	131,467
Exelon Corp.	2,547,113	97,656
American Electric Power Co. Inc.	1,357,261	95,741
PG&E Corp.	1,408,355	95,332
Sempra Energy	691,280	78,122
PPL Corp.	1,873,668	71,818
Consolidated Edison Inc.	842,641	69,821
Edison International	875,003	68,845
Xcel Energy Inc.	1,399,075	66,190
Public Service Enterprise Group Inc.	1,388,960	62,462
ONEOK Inc.	1,087,175	61,502
WEC Energy Group Inc.	867,863	54,649
Eversource Energy	871,796	52,997

	DTE Energy Co.			494,661	52,958
	FirstEnergy Corp.			1,218,219	38,873
	Entergy Corp.			493,862	37,889
	Ameren Corp.			666,275	37,378
	CMS Energy Corp.			768,543	35,537
	CenterPoint Energy Inc.			1,184,303	33,386
	Pinnacle West Capital Corp.			305,212	26,471
	Alliant Energy Corp.			622,802	25,242
	Atmos Energy Corp.			281,938	24,461
	UGI Corp.			477,116	24,080
	SCANA Corp.			359,973	23,172
	NiSource Inc.			887,652	23,132
	AES Corp.			1,810,035	20,236
	Westar Energy Inc. Class A			392,892	19,939
	Great Plains Energy Inc.			589,349	18,187
	Aqua America Inc.			483,513	16,140
	Vectren Corp.			229,577	13,800
	National Fuel Gas Co.			216,865	12,841
	WGL Holdings Inc.			141,046	12,091
	IDACORP Inc.			138,594	11,969
	Portland General Electric Co.			246,463	11,014
	Southwest Gas Holdings Inc.			132,550	10,617
	ONE Gas Inc.			140,944	10,258
	Black Hills Corp.			144,832	10,089
	ALLETE Inc.			137,501	10,075
	Hawaiian Electric Industries Inc.			302,196	9,970
	New Jersey Resources Corp.			232,096	9,783
	Avista Corp.			178,028	9,366
	Spire Inc.			127,798	9,278
	PNM Resources Inc.			224,400	8,942
	NorthWestern Corp.			133,901	7,738
	South Jersey Industries Inc.			215,014	7,304
	Avangrid Inc.			153,448	6,970
	El Paso Electric Co.			111,510	5,787
	Northwest Natural Gas Co.			78,321	4,942
*	TerraForm Power Inc. Class A			236,707	3,172
	Atlantica Yield plc			132,732	2,868
					2,138,660
Total Common Stocks (Cost $21,704,743)					25,988,277
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		1.217%		326,138	32,621

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.918%	9/14/17	1,000	999
	United States Treasury Bill	0.923%	9/21/17	600	599
5	United States Treasury Bill	1.052%-1.056%	11/24/17	2,900	2,890
					4,488
Total Temporary Cash Investments (Cost $37,106)					37,109

Total Investments (100.0%) (Cost $21,741,849)	26,025,386
Other Assets and Liabilities-Net (0.0%)4	(4,741)
Net Assets (100%)	26,020,645

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,420,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $32,586,000 of collateral received for securities on loan.
5 Securities with a value of $1,395,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,988,277	—	—
Temporary Cash Investments	32,621	4,488	—
Futures Contracts—Liabilities[1]	(35)	—	—
Total	26,020,863	4,488	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

High Dividend Yield Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	300	37,020	424

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $21,742,501,000. Net unrealized appreciation of investment securities for tax purposes was $4,282,885,000, consisting of unrealized gains of $4,773,042,000 on securities that had risen in value since their purchase and $490,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.2%)
Sovereign Bonds (0.2%)
	Republic of Angola	9.500%	11/12/25	1,600	1,700
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	563	582
Total Angola (Cost $2,161)					2,282
Argentina (4.1%)
Sovereign Bonds (4.1%)
	Argentine Republic	6.250%	4/22/19	4,100	4,317
	Argentine Republic	6.875%	4/22/21	4,225	4,533
	Argentine Republic	5.625%	1/26/22	2,600	2,662
	Argentine Republic	7.500%	4/22/26	5,600	6,020
	Argentine Republic	6.875%	1/26/27	4,200	4,322
	Argentine Republic	8.280%	12/31/33	1,012	1,070
	Argentine Republic	8.280%	12/31/33	3,854	4,182
	Argentine Republic	7.125%	7/6/36	3,515	3,470
1	Argentine Republic	2.500%	12/31/38	6,444	4,140
	Argentine Republic	7.125%	6/28/17	4,350	3,950
1	City of Buenos Aires	8.950%	2/19/21	200	221
1	City of Buenos Aires	7.500%	6/1/27	250	266
1,2 City of Buenos Aires		7.500%	6/1/27	1,000	1,063
	Petrobras Argentina SA	7.375%	7/21/23	500	524
1	Provincia de Buenos Aires	10.875%	1/26/21	1,000	1,130
1	Provincia de Buenos Aires	9.950%	6/9/21	600	679
1,2 Provincia de Buenos Aires		9.950%	6/9/21	650	736
1	Provincia de Buenos Aires	9.125%	3/16/24	1,000	1,111
1	Provincia de Buenos Aires	7.875%	6/15/27	2,000	2,040
2	Provincia de Cordoba	7.125%	8/1/27	1,000	979
1	Provincia de Mondoza	8.375%	5/19/24	400	424
1	Provincia del Chubut	7.750%	7/26/26	500	497
	YPF SA	8.875%	12/19/18	1,075	1,151
2	YPF SA	8.875%	12/19/18	50	53
	YPF SA	8.500%	3/23/21	1,200	1,334
1	YPF SA	8.750%	4/4/24	1,345	1,512
	YPF SA	8.500%	7/28/25	1,475	1,641
Total Argentina (Cost $51,447)					54,027
Armenia (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	211
	Republic of Armenia	6.000%	9/30/20	200	210
	Republic of Armenia	7.150%	3/26/25	500	551
Total Armenia (Cost $898)					972
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
	International Bank of Azerbaijan OJSC	5.625%	6/11/19	800	640
	Republic of Azerbaijan	4.750%	3/18/24	800	815
2	Republic of Azerbaijan	4.750%	3/18/24	400	407
3	Southern Gas Corridor CJSC	6.875%	3/24/26	1,750	1,923
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,700	1,677

	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	213
Total Azerbaijan (Cost $5,687)					5,675
Bahrain (0.9%)
Sovereign Bonds (0.9%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	247
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	399
	CBB International Sukuk Co. SPC	5.624%	2/12/24	1,000	1,037
	Kingdom of Bahrain	6.273%	11/22/18	550	571
2	Kingdom of Bahrain	5.500%	3/31/20	1,900	1,974
	Kingdom of Bahrain	5.875%	1/26/21	200	208
2	Kingdom of Bahrain	6.125%	7/5/22	1,400	1,472
	Kingdom of Bahrain	6.125%	8/1/23	625	657
2	Kingdom of Bahrain	6.125%	8/1/23	150	158
	Kingdom of Bahrain	7.000%	1/26/26	1,300	1,379
2	Kingdom of Bahrain	7.000%	1/26/26	1,000	1,060
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,260
2	Kingdom of Bahrain	6.000%	9/19/44	500	436
	Kingdom of Bahrain	6.000%	9/19/44	400	348
Total Bahrain (Cost $12,104)					12,206
Belarus (0.1%)
Sovereign Bonds (0.1%)
	Republic of Belarus	6.875%	2/28/23	800	850
	Republic of Belarus	7.625%	6/29/27	600	643
Total Belarus (Cost $1,500)					1,493
Belize (0.0%)
Sovereign Bonds (0.0%)
1	Belize	4.938%	2/20/34	450	277
Total Belize (Cost $298)					277
Bermuda (0.1%)
Sovereign Bonds (0.1%)
2	Bermuda	4.854%	2/6/24	400	433
	Bermuda	4.854%	2/6/24	400	434
1	Bermuda	3.717%	1/25/27	850	858
Total Bermuda (Cost $1,685)					1,725
Bolivia (0.1%)
Sovereign Bonds (0.1%)
1,2 Plurinational State of Bolivia		4.500%	3/20/28	850	833
Total Bolivia (Cost $843)					833
Brazil (6.7%)
Sovereign Bonds (6.7%)
	Banco do Brasil SA	6.000%	1/22/20	695	737
	Banco do Brasil SA	5.375%	1/15/21	475	494
	Banco do Brasil SA	5.875%	1/26/22	1,675	1,734
	Banco do Brasil SA	3.875%	10/10/22	1,626	1,581
	Banco do Brasil SA	5.875%	1/19/23	850	890
1	Banco do Brasil SA	8.500%	10/29/49	825	901
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	950	1,009
2	Banco Nacional de Desenvolvimento
	Economico e Social	5.500%	7/12/20	200	211
	Banco Nacional de Desenvolvimento
	Economico e Social	5.500%	7/12/20	400	421

Banco Nacional de Desenvolvimento
Economico e Social	4.750%	5/9/24	500	494
2 Banco Nacional de Desenvolvimento
Economico e Social	4.750%	5/9/24	1,700	1,675
Caixa Economica Federal	4.500%	10/3/18	1,090	1,108
2 Caixa Economica Federal	4.500%	10/3/18	200	203
Caixa Economica Federal	4.250%	5/13/19	1,950	1,977
Caixa Economica Federal	3.500%	11/7/22	150	146
Centrais Electricas Brasileiras SA	6.875%	7/30/19	800	850
Centrais Electricas Brasileiras SA	5.750%	10/27/21	1,900	1,964
Federative Republic of Brazil	5.875%	1/15/19	2,120	2,239
Federative Republic of Brazil	8.875%	10/14/19	175	200
Federative Republic of Brazil	4.875%	1/22/21	3,226	3,411
Federative Republic of Brazil	2.625%	1/5/23	2,561	2,411
Federative Republic of Brazil	8.875%	4/15/24	707	900
Federative Republic of Brazil	4.250%	1/7/25	4,272	4,261
Federative Republic of Brazil	8.750%	2/4/25	350	450
Federative Republic of Brazil	6.000%	4/7/26	1,800	1,975
Federative Republic of Brazil	10.125%	5/15/27	916	1,309
Federative Republic of Brazil	8.250%	1/20/34	1,725	2,186
Federative Republic of Brazil	7.125%	1/20/37	2,140	2,482
Federative Republic of Brazil	5.625%	1/7/41	2,126	2,083
Federative Republic of Brazil	5.000%	1/27/45	4,161	3,708
Federative Republic of Brazil	5.625%	2/21/47	1,200	1,169
Petrobras Global Finance BV	3.000%	1/15/19	750	752
Petrobras Global Finance BV	8.375%	5/23/21	10,300	11,587
Petrobras Global Finance BV	6.125%	1/17/22	500	526
Petrobras Global Finance BV	4.375%	5/20/23	4,700	4,535
Petrobras Global Finance BV	6.250%	3/17/24	1,325	1,383
Petrobras Global Finance BV	8.750%	5/23/26	4,110	4,834
Petrobras Global Finance BV	7.375%	1/17/27	3,950	4,286
Petrobras Global Finance BV	5.625%	5/20/43	600	512
Petrobras Global Finance BV	7.250%	3/17/44	910	910
Petrobras Global Finance BV	6.850%	6/5/15	2,375	2,176
Petrobras International Finance Co. SA	7.875%	3/15/19	650	698
Petrobras International Finance Co. SA	5.750%	1/20/20	500	521
Petrobras International Finance Co. SA	5.375%	1/27/21	4,155	4,259
Petrobras International Finance Co. SA	6.875%	1/20/40	2,415	2,355
Petrobras International Finance Co. SA	6.750%	1/27/41	3,327	3,194
Total Brazil (Cost $82,007)				87,707
Cameroon (0.1%)
Sovereign Bonds (0.1%)
1 Republic of Cameroon	9.500%	11/19/25	500	587
Total Cameroon (Cost $493)				587
Chile (1.8%)
Sovereign Bonds (1.8%)
2 Banco del Estado de Chile	4.125%	10/7/20	400	421
2 Banco del Estado de Chile	3.875%	2/8/22	975	1,019
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	335	362
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	500	527
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,259	1,327
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	800	841
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,054	1,110
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	1,350	1,361
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	650	656

Corp. Nacional del Cobre de Chile	4.500%	8/13/23	675	726
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	162
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	900	958
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,500	1,488
2 Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,000	993
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	346
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	121
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	390
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	234
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	700	817
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	426
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	900	958
Corp. Nacional del Cobre de Chile	4.500%	8/1/47	1,200	1,192
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	217
2 Empresa de Transporte de Pasajeros Metro
SA	5.000%	1/25/47	400	437
2 Empresa Nacional del Petroleo	4.750%	12/6/21	536	571
Empresa Nacional del Petroleo	4.375%	10/30/24	500	524
Republic of Chile	3.875%	8/5/20	300	316
Republic of Chile	3.125%	3/27/25	850	865
Republic of Chile	3.125%	1/21/26	3,740	3,790
Republic of Chile	3.860%	6/21/47	950	962
Total Chile (Cost $23,189)				24,117
China (15.6%)
Corporate Bonds (0.2%)
Azure Nova International Finance Ltd.	2.250%	11/1/19	1,400	1,386
2 China Southern Power Grid International
Finance BVI Co. Ltd.	2.750%	5/8/22	1,000	998
				2,384
Sovereign Bonds (15.4%)
ABCL Glory Capital Ltd.	2.500%	6/21/21	1,500	1,488
Agricultural Bank of China Ltd.	2.875%	12/10/18	800	807
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	251
Agricultural Bank of China Ltd.	2.750%	10/20/20	200	201
Amber Circle Funding Ltd.	3.250%	12/4/22	1,700	1,731
Avi Funding Co. Ltd.	2.850%	9/16/20	300	300
2 Avi Funding Co. Ltd.	2.850%	9/16/20	400	400
Avi Funding Co. Ltd.	3.800%	9/16/25	2,200	2,258
Bank of China Ltd.	3.125%	1/23/19	1,200	1,215
Bank of China Ltd.	1.875%	7/12/19	1,000	991
4 Bank of China Ltd.	1.952%	2/14/20	1,150	1,150
4 Bank of China Ltd.	1.952%	5/11/20	600	600
Bank of China Ltd.	2.875%	6/30/20	2,400	2,420
Bank of China Ltd.	2.375%	3/1/21	750	741
Bank of China Ltd.	2.250%	7/12/21	700	687
2 Bank of China Ltd.	5.000%	11/13/24	1,000	1,082
Bank of China Ltd.	5.000%	11/13/24	1,900	2,056
Bank of China Ltd.	3.875%	6/30/25	775	804
Bao-trans Enterprises Ltd.	3.750%	12/12/18	1,425	1,445
Beijing State-Owned Assets Management
Hong Kong Co. Ltd.	4.125%	5/26/25	1,000	1,031
Bluestar Finance Holdings Ltd.	3.125%	9/30/19	1,000	1,005
Bluestar Finance Holdings Ltd.	4.375%	6/11/20	200	207
Bluestar Finance Holdings Ltd.	3.500%	9/30/21	300	302
Bluestar Finance Holdings Ltd.	4.375%	12/29/49	700	711

BOC Aviation Ltd.	3.000%	3/30/20	1,000	1,009
BOC Aviation Ltd.	2.375%	9/15/21	450	440
2 BOC Aviation Ltd.	2.375%	9/15/21	900	880
BOC Aviation Ltd.	4.375%	5/2/23	500	530
BOC Aviation Ltd.	3.875%	4/27/26	800	812
CCBL Cayman 1 Corp. Ltd.	2.750%	5/31/21	450	445
CCBL Cayman Corp. Ltd.	3.250%	7/28/20	300	303
1 CCCI Treasure Ltd.	3.500%	12/29/49	550	555
Century Master Investment Co. Ltd.	4.750%	9/19/18	450	461
CGNPC International Ltd.	4.000%	5/19/25	500	517
1 Chalco Hong Kong Investment Co. Ltd.	4.250%	12/31/49	450	455
Charming Light Investments Ltd.	3.750%	9/3/19	1,710	1,743
Charming Light Investments Ltd.	2.375%	8/30/21	200	195
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	900	919
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	600	666
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,000	2,014
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	1,700	1,732
China Cinda Finance 2017 I Ltd.	3.650%	3/9/22	300	305
China Cinda Finance 2017 I Ltd.	4.400%	3/9/27	1,000	1,023
China Clean Energy Development Ltd.	4.000%	11/5/25	1,000	1,028
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	2,200	2,240
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	400	410
1 China Construction Bank Corp.	3.875%	5/13/25	1,725	1,761
China Development Bank Corp.	1.625%	6/22/19	200	198
4 China Development Bank Corp.	1.772%	3/6/20	850	848
China Development Bank Corp.	2.500%	10/9/20	2,300	2,301
China Development Bank Corp.	2.125%	6/1/21	2,850	2,808
China Development Bank Corp.	2.625%	1/24/22	1,500	1,499
4 China Development Bank Corp.	1.923%	3/6/22	1,100	1,099
China Development Bank Corp.	4.000%	1/24/37	845	864
China Great Wall International Holdings III
Ltd.	2.250%	10/27/19	200	198
China Great Wall International Holdings III
Ltd.	2.625%	10/27/21	200	196
1 China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	1,016
China Overseas Finance Cayman II Ltd.	5.500%	11/10/20	1,800	1,956
China Overseas Finance Cayman III Ltd.	5.375%	10/29/23	1,300	1,445
China Overseas Finance Cayman V Ltd.	3.950%	11/15/22	1,150	1,195
China Overseas Finance Cayman VI Ltd.	5.950%	5/8/24	200	229
2 China Resources Gas Group Ltd.	4.500%	4/5/22	400	425
China Resources Land Ltd.	4.375%	2/27/19	950	977
China Resources Land Ltd.	6.000%	2/27/24	400	455
China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	850	859
China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	600	615
China Shipping Overseas Finance 2013 Ltd.	4.250%	1/28/19	500	511
Chinalco Capital Holdings Ltd.	4.000%	8/25/21	1,300	1,310
CITIC Ltd.	6.375%	4/10/20	2,200	2,403
CITIC Ltd.	6.625%	4/15/21	200	226
CITIC Ltd.	2.800%	12/14/21	300	298
CITIC Ltd.	3.125%	2/28/22	200	201
CITIC Ltd.	6.800%	1/17/23	1,700	1,996
CITIC Ltd.	3.700%	6/14/26	500	499
1 CITIC Ltd.	8.625%	5/29/49	900	962
CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	1,450	1,476
2 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	322
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	2,420	2,601
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,888	1,987

2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	243
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,200	1,254
2 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	220
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	847
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	796
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,650	1,658
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,299
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,560	2,703
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,100	1,203
2 CNPC General Capital Ltd.	2.750%	5/14/19	200	202
CNPC General Capital Ltd.	2.750%	5/14/19	450	453
CNPC General Capital Ltd.	2.700%	11/25/19	1,400	1,411
2 CNPC General Capital Ltd.	3.950%	4/19/22	700	738
CNPC General Capital Ltd.	3.400%	4/16/23	250	256
2 CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,225	1,306
2 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	500
COSCO Finance 2011 Ltd.	4.000%	12/3/22	1,050	1,096
2 COSL Finance BVI Ltd.	3.250%	9/6/22	550	549
COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,223
COSL Singapore Capital Ltd.	4.500%	7/30/25	500	524
1 CRCC Yupeng Ltd.	3.950%	2/28/49	300	306
CRCC Yuxiang Ltd.	3.500%	5/16/23	950	967
1 Dianjian Haixing Ltd.	4.050%	10/29/49	200	204
2 Export-Import Bank of China	2.500%	7/31/19	200	202
Export-Import Bank of China	2.500%	7/31/19	1,960	1,975
Export-Import Bank of China	2.000%	4/26/21	300	294
Export-Import Bank of China	2.625%	3/14/22	2,000	1,996
Export-Import Bank of China	3.625%	7/31/24	500	518
Export-Import Bank of China	2.875%	4/26/26	1,400	1,353
Export-Import Bank of China	3.375%	3/14/27	500	503
Franshion Brilliant Ltd.	5.750%	3/19/19	600	627
Franshion Brilliant Ltd.	5.750%	12/31/49	500	519
2 Franshion Development Ltd.	6.750%	4/15/21	500	558
Hongkong Baorong Development Ltd.	3.625%	12/9/18	200	201
Huarong Finance 2017 Co. Ltd.	3.750%	4/27/22	400	407
Huarong Finance 2017 Co. Ltd.	4.750%	4/27/27	400	413
Huarong Finance Co. Ltd.	4.000%	7/17/19	1,550	1,580
Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,600	1,604
Huarong Finance II Co. Ltd.	2.875%	11/22/19	1,000	997
Huarong Finance II Co. Ltd.	4.500%	1/16/20	2,650	2,744
Huarong Finance II Co. Ltd.	3.750%	11/19/20	550	562
Huarong Finance II Co. Ltd.	3.250%	6/3/21	1,250	1,249
Huarong Finance II Co. Ltd.	3.625%	11/22/21	400	405
Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,600	1,728
Huarong Finance II Co. Ltd.	5.000%	11/19/25	600	630
Huarong Finance II Co. Ltd.	4.625%	6/3/26	1,250	1,280
Huarong Finance II Co. Ltd.	4.875%	11/22/26	1,200	1,251
1 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,154
2 ICBCIL Finance Co. Ltd.	2.375%	5/19/19	700	697
ICBCIL Finance Co. Ltd.	2.125%	9/29/19	800	791
ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	810
ICBCIL Finance Co. Ltd.	3.200%	11/10/20	700	710
ICBCIL Finance Co. Ltd.	2.750%	5/19/21	1,250	1,238
2 ICBCIL Finance Co. Ltd.	2.750%	5/19/21	600	595
ICBCIL Finance Co. Ltd.	2.500%	9/29/21	1,000	979
Industrial & Commercial Bank of China Asia
Ltd.	5.125%	11/30/20	950	1,016

	Industrial & Commercial Bank of China Ltd.	2.000%	5/10/19	3,225	3,206
	Industrial & Commercial Bank of China Ltd.	1.875%	8/11/19	200	198
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,300	1,323
4	Industrial & Commercial Bank of China Ltd.	2.082%	4/24/20	1,950	1,949
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	1,300	1,310
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	1,700	1,692
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	2,750	2,956
	Inventive Global Investments Ltd.	2.375%	12/7/19	2,000	1,993
	King Power Capital Ltd.	5.625%	11/3/24	500	559
	Kunlun Energy Co. Ltd.	2.875%	5/13/20	600	604
	Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	356
	Minmetals Bounteous Finance BVI Ltd.	3.500%	7/30/20	300	305
	Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	641
	Minmetals Bounteous Finance BVI Ltd.	4.200%	7/27/26	850	872
	Nexen Energy ULC	7.875%	3/15/32	475	655
	Nexen Energy ULC	5.875%	3/10/35	808	963
	Nexen Energy ULC	6.400%	5/15/37	920	1,166
	Nexen Energy ULC	7.500%	7/30/39	775	1,118
	Prosperous Ray Ltd.	3.000%	11/12/18	400	403
	Prosperous Ray Ltd.	4.625%	11/12/23	550	593
	Shanghai Electric Group Global Investment
	Ltd.	3.000%	8/14/19	500	505
	Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	1,100	1,124
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	1,300	1,334
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	384
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	600	617
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	269
1,2 Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	204
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	203
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	900	914
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,375	1,459
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	576
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,200	1,200
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	401
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	200
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	1,619	1,700
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	707	741
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	975	1,072
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	300	302
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,625	1,741
	Sinopec Group Overseas Development 2013
	Ltd.	5.375%	10/17/43	200	236
2	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	400	404
	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	700	706
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	2,300	2,457
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	4,300	4,326
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,700	1,693

Sinopec Group Overseas Development 2015
Ltd.	4.100%	4/28/45	800	786
Sinopec Group Overseas Development 2016
Ltd.	2.125%	5/3/19	910	909
Sinopec Group Overseas Development 2016
Ltd.	2.750%	5/3/21	400	402
Sinopec Group Overseas Development 2016
Ltd.	2.000%	9/29/21	200	195
Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	1,000	1,000
Sinopec Group Overseas Development 2017
Ltd.	2.375%	4/12/20	500	501
2 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	2,000	2,025
2 Sinopec Group Overseas Development 2017
Ltd.	3.625%	4/12/27	1,000	1,010
Skysea International Capital Management	4.875%	12/7/21	1,900	2,058
State Elite Global Ltd.	3.125%	1/20/20	1,000	1,014
State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,410	1,425
2 State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	213
2 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,700	1,719
State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,670	1,687
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,070	2,196
2 State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	400
State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	400	458
2 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	600	600
State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	400	400
State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	700	676
2 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	2,000	2,005
2 State Grid Overseas Investment 2016 Ltd.	4.000%	5/4/47	700	701
Three Gorges Finance I Cayman Islands Ltd.	2.300%	6/2/21	400	395
Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	700	715
Three Gorges Finance I Cayman Islands Ltd.	3.150%	6/2/26	1,400	1,365
				202,330
Total China (Cost $202,603)				204,714
Colombia (2.7%)
Sovereign Bonds (2.7%)
Ecopetrol SA	7.625%	7/23/19	725	798
Ecopetrol SA	5.875%	9/18/23	1,490	1,637
Ecopetrol SA	4.125%	1/16/25	1,150	1,139
Ecopetrol SA	5.375%	6/26/26	2,000	2,105
Ecopetrol SA	7.375%	9/18/43	1,200	1,322
Ecopetrol SA	5.875%	5/28/45	1,350	1,262
Empresa de Energia de Bogota SA ESP	6.125%	11/10/21	1,100	1,134
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	332
Oleoducto Central SA	4.000%	5/7/21	400	414
Republic of Colombia	7.375%	3/18/19	1,635	1,777
Republic of Colombia	11.750%	2/25/20	1,420	1,757
Republic of Colombia	4.375%	7/12/21	2,534	2,701
1 Republic of Colombia	2.625%	3/15/23	1,610	1,574
Republic of Colombia	4.000%	2/26/24	1,595	1,658
Republic of Colombia	8.125%	5/21/24	540	690
1 Republic of Colombia	4.500%	1/28/26	2,100	2,234
1 Republic of Colombia	3.875%	4/25/27	250	253
Republic of Colombia	7.375%	9/18/37	1,750	2,272
Republic of Colombia	6.125%	1/18/41	2,407	2,797

1	Republic of Colombia	5.625%	2/26/44	2,384	2,618
1	Republic of Colombia	5.000%	6/15/45	4,300	4,343
	Transportadora de Gas Internacional SA ESP	5.700%	3/20/22	600	617
Total Colombia (Cost $34,136)					35,434
Costa Rica (0.5%)
Sovereign Bonds (0.5%)
	Banco de Costa Rica	5.250%	8/12/18	450	458
2	Banco Nacional de Costa Rica	4.875%	11/1/18	200	202
	Banco Nacional de Costa Rica	4.875%	11/1/18	400	406
2	Banco Nacional de Costa Rica	5.875%	4/25/21	1,000	1,038
	Banco Nacional de Costa Rica	6.250%	11/1/23	200	210
	Instituto Costarricense de Electricidad	6.950%	11/10/21	475	510
	Instituto Costarricense de Electricidad	6.375%	5/15/43	200	180
	Republic of Costa Rica	4.250%	1/26/23	1,132	1,105
	Republic of Costa Rica	5.625%	4/30/43	600	538
	Republic of Costa Rica	7.000%	4/4/44	800	835
	Republic of Costa Rica	7.158%	3/12/45	1,200	1,268
Total Costa Rica (Cost $6,519)					6,750
Cote d'Ivoire (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Cote d'Ivoire	6.375%	3/3/28	1,100	1,126
1,2 Republic of Cote d'Ivoire		5.750%	12/31/32	2,220	2,174
1	Republic of Cote d'Ivoire	5.750%	12/31/32	1,374	1,346
	Republic of Cote d'Ivoire	6.125%	6/15/33	800	784
Total Cote d'Ivoire (Cost $5,315)					5,430
Croatia (0.7%)
Sovereign Bonds (0.7%)
	Hrvatska Elektroprivreda	5.875%	10/23/22	500	546
	Republic of Croatia	6.750%	11/5/19	1,422	1,548
	Republic of Croatia	6.625%	7/14/20	1,494	1,651
	Republic of Croatia	6.375%	3/24/21	1,600	1,781
	Republic of Croatia	5.500%	4/4/23	1,000	1,109
	Republic of Croatia	6.000%	1/26/24	2,335	2,661
Total Croatia (Cost $8,806)					9,296
Dominican Republic (0.9%)
Sovereign Bonds (0.9%)
1	Dominican Republic	7.500%	5/6/21	1,302	1,441
	Dominican Republic	6.600%	1/28/24	675	750
1	Dominican Republic	5.875%	4/18/24	750	805
	Dominican Republic	5.500%	1/27/25	1,860	1,957
	Dominican Republic	6.875%	1/29/26	2,745	3,121
	Dominican Republic	7.450%	4/30/44	200	234
2	Dominican Republic	6.850%	1/27/45	1,420	1,553
1	Dominican Republic	6.850%	1/27/45	1,744	1,901
Total Dominican Republic (Cost $11,162)					11,762
Ecuador (0.7%)
Sovereign Bonds (0.7%)
	Republic of Ecuador	10.500%	3/24/20	1,500	1,589
	Republic of Ecuador	10.750%	3/28/22	1,900	2,054
	Republic of Ecuador	7.950%	6/20/24	1,950	1,870
	Republic of Ecuador	9.650%	12/13/26	2,050	2,097
2	Republic of Ecuador	9.625%	6/2/27	1,400	1,428
	Republic of Ecuador	9.625%	6/2/27	200	204

Total Ecuador (Cost $8,958)					9,242
Egypt (1.0%)
Sovereign Bonds (1.0%)
	Arab Republic of Egypt	5.750%	4/29/20	1,012	1,048
	Arab Republic of Egypt	6.125%	1/31/22	2,500	2,580
	Arab Republic of Egypt	5.875%	6/11/25	4,135	4,093
	Arab Republic of Egypt	7.500%	1/31/27	2,000	2,149
	Arab Republic of Egypt	6.875%	4/30/40	300	287
	Arab Republic of Egypt	8.500%	1/31/47	2,300	2,499
Total Egypt (Cost $12,243)					12,656
El Salvador (0.4%)
Sovereign Bonds (0.4%)
	Republic of El Salvador	7.375%	12/1/19	345	348
	Republic of El Salvador	7.750%	1/24/23	1,035	1,049
	Republic of El Salvador	5.875%	1/30/25	300	271
2	Republic of El Salvador	6.375%	1/18/27	300	271
	Republic of El Salvador	6.375%	1/18/27	500	452
2	Republic of El Salvador	8.625%	2/28/29	550	564
	Republic of El Salvador	8.250%	4/10/32	604	597
	Republic of El Salvador	7.650%	6/15/35	1,390	1,288
	Republic of El Salvador	7.625%	2/1/41	568	521
Total El Salvador (Cost $5,528)					5,361
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,350	1,355
Total Ethiopia (Cost $1,292)					1,355
Gabon (0.2%)
Sovereign Bonds (0.2%)
1,2 Gabonese Republic		6.375%	12/12/24	400	392
1	Gabonese Republic	6.375%	12/12/24	1,386	1,352
	Gabonese Republic	6.950%	6/16/25	200	199
Total Gabon (Cost $1,964)					1,943
Georgia (0.1%)
Sovereign Bonds (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	900	985
	Republic of Georgia	6.875%	4/12/21	400	445
Total Georgia (Cost $1,407)					1,430
Ghana (0.3%)
Sovereign Bonds (0.3%)
1	Republic of Ghana	9.250%	9/15/22	500	545
2	Republic of Ghana	7.875%	8/7/23	600	619
	Republic of Ghana	7.875%	8/7/23	200	206
1,2 Republic of Ghana		8.125%	1/18/26	300	309
1	Republic of Ghana	8.125%	1/18/26	950	979
1	Republic of Ghana	10.750%	10/14/30	1,000	1,244
Total Ghana (Cost $3,463)					3,902
Guatemala (0.2%)
Sovereign Bonds (0.2%)
	Republic of Guatemala	5.750%	6/6/22	700	765
	Republic of Guatemala	4.500%	5/3/26	1,000	1,016
	Republic of Guatemala	4.875%	2/13/28	600	618

Total Guatemala (Cost $2,331)				2,399
Honduras (0.1%)
Sovereign Bonds (0.1%)
Republic of Honduras	8.750%	12/16/20	700	802
1 Republic of Honduras	7.500%	3/15/24	200	225
Republic of Honduras	6.250%	1/19/27	800	841
Total Honduras (Cost $1,739)				1,868
Hungary (1.2%)
Sovereign Bonds (1.2%)
2,5 MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	1,100	1,216
MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	200	221
Republic of Hungary	4.000%	3/25/19	600	618
Republic of Hungary	6.250%	1/29/20	1,765	1,924
Republic of Hungary	6.375%	3/29/21	3,722	4,192
Republic of Hungary	5.375%	2/21/23	1,962	2,200
Republic of Hungary	5.750%	11/22/23	1,970	2,271
Republic of Hungary	5.375%	3/25/24	1,125	1,278
Republic of Hungary	7.625%	3/29/41	1,550	2,353
Total Hungary (Cost $15,495)				16,273
India (1.6%)
Sovereign Bonds (1.6%)
Bank of Baroda	4.875%	7/23/19	975	1,016
Bank of India	3.625%	9/21/18	350	353
Bank of India	3.125%	5/6/20	400	399
Bank of India	6.250%	2/16/21	900	983
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	427
Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	409
BPRL International Singapore Pte Ltd.	4.375%	1/18/27	550	572
Canara Bank	5.250%	10/18/18	600	619
Export-Import Bank of India	3.875%	10/2/19	1,500	1,543
Export-Import Bank of India	2.750%	4/1/20	600	602
Export-Import Bank of India	2.750%	8/12/20	200	201
Export-Import Bank of India	3.125%	7/20/21	500	506
Export-Import Bank of India	4.000%	1/14/23	600	629
Export-Import Bank of India	3.375%	8/5/26	1,300	1,270
IDBI Bank Ltd.	3.750%	1/25/19	600	601
Indian Oil Corp. Ltd.	5.625%	8/2/21	500	551
Indian Oil Corp. Ltd.	5.750%	8/1/23	400	452
Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	600	613
NTPC Ltd.	5.625%	7/14/21	400	440
NTPC Ltd.	4.750%	10/3/22	450	484
NTPC Ltd.	4.375%	11/26/24	400	421
NTPC Ltd.	4.250%	2/26/26	450	466
Oil India International Pte Ltd.	4.000%	4/21/27	500	503
Oil India Ltd.	3.875%	4/17/19	600	613
Oil India Ltd.	5.375%	4/17/24	250	277
ONGC Videsh Ltd.	3.250%	7/15/19	1,400	1,419
ONGC Videsh Ltd.	3.750%	5/7/23	700	716
ONGC Videsh Ltd.	4.625%	7/15/24	900	959
Power Grid Corp. of India Ltd.	3.875%	1/17/23	600	621
State Bank of India	3.622%	4/17/19	1,300	1,324
2 State Bank of India	4.875%	4/17/24	400	435

Total India (Cost $20,084)				20,424
Indonesia (5.7%)
Sovereign Bonds (5.7%)
Majapahit Holding BV	8.000%	8/7/19	350	389
Majapahit Holding BV	7.750%	1/20/20	2,525	2,832
Majapahit Holding BV	7.875%	6/29/37	400	526
2 Pelabuhan Indonesia II PT	4.250%	5/5/25	600	611
Pelabuhan Indonesia II PT	4.250%	5/5/25	1,150	1,173
Pelabuhan Indonesia II PT	5.375%	5/5/45	500	512
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	214
Pertamina Persero PT	5.250%	5/23/21	450	487
Pertamina Persero PT	4.875%	5/3/22	2,750	2,945
2 Pertamina Persero PT	4.300%	5/20/23	430	449
Pertamina Persero PT	4.300%	5/20/23	1,100	1,148
Pertamina Persero PT	6.500%	5/27/41	200	234
2 Pertamina Persero PT	6.000%	5/3/42	750	831
Pertamina Persero PT	6.000%	5/3/42	1,450	1,603
Pertamina Persero PT	5.625%	5/20/43	1,025	1,086
2 Pertamina Persero PT	5.625%	5/20/43	200	212
Pertamina Persero PT	6.450%	5/30/44	1,100	1,283
Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	800	865
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	432
Perusahaan Listrik Negara PT	5.500%	11/22/21	800	877
2 Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,445
2 Perusahaan Listrik Negara PT	5.250%	10/24/42	300	306
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	509
Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	600	615
2 Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	213
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	600	638
Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	1,178	1,192
Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,250	2,359
2 Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	629
6 Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	1,200	1,251
Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	1,250	1,312
6 Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	1,500	1,532
Republic of Indonesia	11.625%	3/4/19	3,256	3,745
Republic of Indonesia	5.875%	3/13/20	1,010	1,103
2 Republic of Indonesia	5.875%	3/13/20	350	382
Republic of Indonesia	4.875%	5/5/21	2,600	2,793
Republic of Indonesia	3.700%	1/8/22	1,500	1,550
Republic of Indonesia	3.750%	4/25/22	950	982
Republic of Indonesia	3.375%	4/15/23	1,400	1,411
Republic of Indonesia	5.375%	10/17/23	1,109	1,237
Republic of Indonesia	5.875%	1/15/24	1,800	2,058
2 Republic of Indonesia	4.125%	1/15/25	200	208
Republic of Indonesia	4.125%	1/15/25	1,300	1,351
Republic of Indonesia	4.750%	1/8/26	2,800	3,024
Republic of Indonesia	4.350%	1/8/27	900	945
2 Republic of Indonesia	3.850%	7/18/27	1,000	1,002
Republic of Indonesia	8.500%	10/12/35	2,440	3,578
Republic of Indonesia	6.625%	2/17/37	2,637	3,330
Republic of Indonesia	7.750%	1/17/38	1,863	2,630
Republic of Indonesia	5.250%	1/17/42	1,500	1,645
Republic of Indonesia	4.625%	4/15/43	2,175	2,235
2 Republic of Indonesia	6.750%	1/15/44	100	132
Republic of Indonesia	6.750%	1/15/44	1,850	2,435

Republic of Indonesia	5.125%	1/15/45	3,469	3,763
Republic of Indonesia	5.950%	1/8/46	200	241
Republic of Indonesia	5.250%	1/8/47	700	773
Republic of Indonesia	4.750%	7/18/47	1,000	1,035
Total Indonesia (Cost $70,189)				74,298
Iraq (0.2%)
Sovereign Bonds (0.2%)
1 Republic of Iraq	5.800%	1/15/28	2,660	2,435
Total Iraq (Cost $2,358)				2,435
Jamaica (0.4%)
Sovereign Bonds (0.4%)
1 Jamaica	7.625%	7/9/25	450	529
Jamaica	6.750%	4/28/28	1,800	2,061
1 Jamaica	8.000%	3/15/39	1,248	1,491
Jamaica	7.875%	7/28/45	600	716
Total Jamaica (Cost $4,315)				4,797
Jordan (0.1%)
Sovereign Bonds (0.1%)
The Hashemite Kingdom of Jordan	6.125%	1/29/26	850	872
The Hashemite Kingdom of Jordan	5.750%	1/31/27	1,000	993
Total Jordan (Cost $1,861)				1,865
Kazakhstan (1.4%)
Sovereign Bonds (1.4%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	2,250	2,238
KazAgro National Management Holding JSC	4.625%	5/24/23	850	838
2 Kazakhstan Temir Zholy Finance BV	6.375%	10/6/20	600	643
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	1,000	1,075
KazMunayGas National Co. JSC	7.000%	5/5/20	1,720	1,879
KazMunayGas National Co. JSC	6.375%	4/9/21	999	1,091
2 KazMunayGas National Co. JSC	4.750%	4/19/27	400	397
KazMunayGas National Co. JSC	5.750%	4/30/43	350	345
KazMunayGas National Co. JSC	5.750%	4/19/47	1,900	1,823
2 KazMunayGas National Co. JSC	5.750%	4/19/47	200	191
Republic of Kazakhstan	3.875%	10/14/24	2,300	2,359
Republic of Kazakhstan	5.125%	7/21/25	2,100	2,308
2 Republic of Kazakhstan	4.875%	10/14/44	400	403
Republic of Kazakhstan	4.875%	10/14/44	1,100	1,111
Republic of Kazakhstan	6.500%	7/21/45	1,000	1,205
Total Kazakhstan (Cost $16,967)				17,906
Kenya (0.2%)
Sovereign Bonds (0.2%)
Republic of Kenya	5.875%	6/24/19	300	307
2 Republic of Kenya	5.875%	6/24/19	200	205
2 Republic of Kenya	6.875%	6/24/24	200	204
Republic of Kenya	6.875%	6/24/24	2,125	2,164
Total Kenya (Cost $2,794)				2,880
Kuwait (0.8%)
Sovereign Bonds (0.8%)
Equate Petrochemical BV	3.000%	3/3/22	900	898
Equate Petrochemical BV	4.250%	11/3/26	1,150	1,195
State of Kuwait	2.750%	3/20/22	3,425	3,449
2 State of Kuwait	3.500%	3/20/27	200	204

State of Kuwait	3.500%	3/20/27	4,300	4,388
Total Kuwait (Cost $9,939)				10,134
Lebanon (1.8%)
Sovereign Bonds (1.8%)
Republic of Lebanon	5.150%	11/12/18	1,275	1,280
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	450	455
Republic of Lebanon	5.450%	11/28/19	925	923
Republic of Lebanon	6.375%	3/9/20	2,541	2,582
Republic of Lebanon	5.800%	4/14/20	1,100	1,100
Republic of Lebanon	8.250%	4/12/21	1,628	1,747
Republic of Lebanon	6.100%	10/4/22	2,164	2,154
Republic of Lebanon	6.000%	1/27/23	1,385	1,366
Republic of Lebanon	6.650%	4/22/24	2,191	2,212
Republic of Lebanon	6.200%	2/26/25	300	295
Republic of Lebanon	6.250%	6/12/25	400	394
Republic of Lebanon	6.600%	11/27/26	1,775	1,771
Republic of Lebanon	6.750%	11/29/27	961	958
Republic of Lebanon	6.650%	11/3/28	850	836
Republic of Lebanon	6.850%	5/25/29	800	796
Republic of Lebanon	6.650%	2/26/30	1,350	1,331
Republic of Lebanon	7.000%	3/23/32	100	100
Republic of Lebanon	7.050%	11/2/35	500	495
Republic of Lebanon	7.250%	3/23/37	2,350	2,357
Total Lebanon (Cost $23,249)				23,202
Malaysia (1.7%)
Sovereign Bonds (1.7%)
1MDB Global Investments Ltd.	4.400%	3/9/23	2,700	2,505
Axiata SPV2 Bhd.	3.466%	11/19/20	350	359
Axiata SPV2 Bhd.	4.357%	3/24/26	1,550	1,643
Cagamas Global plc	2.745%	12/10/19	500	504
Danga Capital Bhd.	3.035%	3/1/21	400	404
2 Federation of Malaysia	4.646%	7/6/21	750	811
7 Federation of Malaysia	3.179%	4/27/26	1,550	1,563
1 Malayan Banking Bhd.	3.905%	10/29/26	700	717
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	900	902
7 Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	577
7 Malaysia Sukuk Global Bhd.	4.080%	4/27/46	500	507
Petroliam Nasional Bhd.	7.625%	10/15/26	185	250
Petronas Capital Ltd.	5.250%	8/12/19	1,637	1,737
2 Petronas Capital Ltd.	5.250%	8/12/19	1,423	1,510
Petronas Capital Ltd.	3.125%	3/18/22	400	410
2 Petronas Capital Ltd.	7.875%	5/22/22	1,050	1,298
Petronas Capital Ltd.	3.500%	3/18/25	2,550	2,633
Petronas Capital Ltd.	4.500%	3/18/45	1,250	1,355
Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,550	1,568
SSG Resources Ltd.	4.250%	10/4/22	700	737
Total Malaysia (Cost $21,552)				21,990
Mexico (8.0%)
Sovereign Bonds (8.0%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	900	931
Comision Federal de Electricidad	4.875%	5/26/21	1,450	1,548
2 Comision Federal de Electricidad	4.875%	1/15/24	900	953
Comision Federal de Electricidad	4.875%	1/15/24	600	636

2	Comision Federal de Electricidad	4.750%	2/23/27	1,000	1,030
	Comision Federal de Electricidad	5.750%	2/14/42	700	719
2	Comision Federal de Electricidad	6.125%	6/16/45	200	214
2	Mexico City Airport Trust	4.250%	10/31/26	1,500	1,531
	Mexico City Airport Trust	5.500%	10/31/46	200	204
	Petroleos Mexicanos	5.500%	2/4/19	500	523
	Petroleos Mexicanos	8.000%	5/3/19	900	988
	Petroleos Mexicanos	6.000%	3/5/20	1,600	1,722
	Petroleos Mexicanos	3.500%	7/23/20	1,500	1,533
	Petroleos Mexicanos	5.500%	1/21/21	2,289	2,441
	Petroleos Mexicanos	6.375%	2/4/21	2,300	2,517
	Petroleos Mexicanos	4.875%	1/24/22	1,575	1,643
2	Petroleos Mexicanos	5.375%	3/13/22	1,100	1,173
	Petroleos Mexicanos	3.500%	1/30/23	1,540	1,509
	Petroleos Mexicanos	4.625%	9/21/23	2,843	2,916
	Petroleos Mexicanos	4.875%	1/18/24	1,469	1,514
	Petroleos Mexicanos	4.250%	1/15/25	1,460	1,438
	Petroleos Mexicanos	4.500%	1/23/26	2,250	2,236
	Petroleos Mexicanos	6.875%	8/4/26	4,230	4,790
2	Petroleos Mexicanos	6.500%	3/13/27	1,600	1,755
	Petroleos Mexicanos	6.500%	3/13/27	360	395
2	Petroleos Mexicanos	6.500%	3/13/27	2,425	2,659
	Petroleos Mexicanos	6.625%	6/15/35	2,697	2,871
	Petroleos Mexicanos	6.500%	6/2/41	3,320	3,422
	Petroleos Mexicanos	5.500%	6/27/44	3,136	2,873
	Petroleos Mexicanos	6.375%	1/23/45	1,160	1,171
	Petroleos Mexicanos	5.625%	1/23/46	3,547	3,262
	Petroleos Mexicanos	6.750%	9/21/47	4,017	4,225
2	Petroleos Mexicanos	6.750%	9/21/47	2,425	2,550
1	Poinsettia Finance Ltd.	6.625%	6/17/31	500	509
	United Mexican States	8.125%	12/30/19	850	985
	United Mexican States	5.125%	1/15/20	1,780	1,931
	United Mexican States	3.500%	1/21/21	200	210
	United Mexican States	3.625%	3/15/22	3,817	3,992
	United Mexican States	4.000%	10/2/23	3,891	4,097
	United Mexican States	3.600%	1/30/25	3,549	3,624
	United Mexican States	4.125%	1/21/26	3,000	3,139
	United Mexican States	4.150%	3/28/27	2,200	2,296
	United Mexican States	7.500%	4/8/33	1,190	1,604
	United Mexican States	6.750%	9/27/34	2,449	3,150
	United Mexican States	6.050%	1/11/40	3,404	4,042
	United Mexican States	4.750%	3/8/44	3,650	3,683
	United Mexican States	5.550%	1/21/45	3,288	3,711
	United Mexican States	4.600%	1/23/46	2,930	2,898
	United Mexican States	4.350%	1/15/47	2,200	2,101
	United Mexican States	5.750%	10/12/10	2,400	2,531
Total Mexico (Cost $101,480)					104,395
Mongolia (0.2%)
Sovereign Bonds (0.2%)
	Mongolia	5.125%	12/5/22	2,050	1,971
2,8 Trade & Development Bank of Mongolia LLC		9.375%	5/19/20	200	216
8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	400	432

Total Mongolia (Cost $2,473)					2,619
Morocco (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Morocco	4.250%	12/11/22	950	1,003
	Kingdom of Morocco	5.500%	12/11/42	725	810
2	OCP SA	5.625%	4/25/24	350	376
	OCP SA	5.625%	4/25/24	1,800	1,944
2	OCP SA	4.500%	10/22/25	450	454
	OCP SA	4.500%	10/22/25	750	755
2	OCP SA	6.875%	4/25/44	200	223
	OCP SA	6.875%	4/25/44	300	334
Total Morocco (Cost $5,593)					5,899
Mozambique (0.0%)
Sovereign Bonds (0.0%)
	Republic of Mozambique	10.500%	1/18/23	644	487
Total Mozambique (Cost $548)					487
Namibia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Namibia	5.500%	11/3/21	500	541
	Republic of Namibia	5.250%	10/29/25	700	721
Total Namibia (Cost $1,230)					1,262
Nigeria (0.2%)
Sovereign Bonds (0.2%)
2	Federal Republic of Nigeria	5.125%	7/12/18	200	203
	Federal Republic of Nigeria	6.750%	1/28/21	250	266
	Federal Republic of Nigeria	6.375%	7/12/23	600	623
2	Federal Republic of Nigeria	7.875%	2/16/32	200	221
	Republic of Nigeria	7.875%	2/16/32	1,450	1,599
Total Nigeria (Cost $2,743)					2,912
Oman (0.9%)
Sovereign Bonds (0.9%)
	Lamar Funding Ltd.	3.958%	5/7/25	1,300	1,222
	Sultanate of Oman	3.625%	6/15/21	2,200	2,197
	Sultanate of Oman	4.750%	6/15/26	2,400	2,388
2	Sultanate of Oman	4.750%	6/15/26	3,050	3,039
	Sultanate of Oman	5.375%	3/8/27	2,000	2,071
	Sultanate of Oman	6.500%	3/8/47	1,315	1,371
Total Oman (Cost $12,348)					12,288
Pakistan (0.4%)
Sovereign Bonds (0.4%)
2	Islamic Republic of Pakistan	7.250%	4/15/19	400	418
	Islamic Republic of Pakistan	7.250%	4/15/19	1,300	1,359
	Islamic Republic of Pakistan	6.750%	12/3/19	600	628
2	Islamic Republic of Pakistan	8.250%	4/15/24	250	280
	Islamic Republic of Pakistan	8.250%	4/15/24	1,150	1,286
	Islamic Republic of Pakistan	8.250%	9/30/25	200	226
	Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	500	513
Total Pakistan (Cost $4,499)					4,710
Panama (1.2%)
Sovereign Bonds (1.2%)
1,2 Aeropuerto Internacional de Tocumen SA		5.625%	5/18/36	1,500	1,588

Republic of Panama	5.200%	1/30/20	1,373	1,483
1 Republic of Panama	4.000%	9/22/24	550	581
1 Republic of Panama	3.750%	3/16/25	1,400	1,453
Republic of Panama	7.125%	1/29/26	1,200	1,538
Republic of Panama	8.875%	9/30/27	1,285	1,844
1 Republic of Panama	3.875%	3/17/28	1,600	1,666
Republic of Panama	9.375%	4/1/29	1,400	2,082
1 Republic of Panama	6.700%	1/26/36	1,962	2,568
1 Republic of Panama	4.300%	4/29/53	600	598
Total Panama (Cost $14,945)				15,401
Paraguay (0.3%)
Sovereign Bonds (0.3%)
Republic of Paraguay	4.625%	1/25/23	800	840
Republic of Paraguay	4.700%	3/27/27	1,000	1,036
Republic of Paraguay	6.100%	8/11/44	1,550	1,743
Total Paraguay (Cost $3,411)				3,619
Peru (1.2%)
Sovereign Bonds (1.2%)
2 Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	255
Corp. Financiera de Desarrollo SA	3.250%	7/15/19	1,200	1,224
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	214
Fondo MIVIVIENDA SA	3.500%	1/31/23	950	962
2 Petroleos del Peru SA	5.625%	6/19/47	1,250	1,301
Republic of Peru	7.350%	7/21/25	200	262
Republic of Peru	4.125%	8/25/27	2,050	2,251
Republic of Peru	8.750%	11/21/33	2,482	3,844
1 Republic of Peru	6.550%	3/14/37	1,736	2,307
Republic of Peru	5.625%	11/18/50	2,427	2,973
Total Peru (Cost $14,870)				15,593
Philippines (2.3%)
Sovereign Bonds (2.3%)
9 Power Sector Assets & Liabilities
Management Corp.	7.250%	5/27/19	1,264	1,379
9 Power Sector Assets & Liabilities
Management Corp.	7.390%	12/2/24	1,250	1,606
Republic of the Philippines	9.875%	1/15/19	650	728
Republic of the Philippines	8.375%	6/17/19	941	1,055
Republic of the Philippines	6.500%	1/20/20	150	167
Republic of the Philippines	4.000%	1/15/21	1,310	1,395
Republic of the Philippines	4.200%	1/21/24	2,164	2,370
Republic of the Philippines	10.625%	3/16/25	1,034	1,587
Republic of the Philippines	5.500%	3/30/26	1,850	2,222
Republic of the Philippines	9.500%	2/2/30	1,803	2,907
Republic of the Philippines	7.750%	1/14/31	2,454	3,552
Republic of the Philippines	6.375%	1/15/32	1,200	1,578
Republic of the Philippines	6.375%	10/23/34	1,695	2,280
Republic of the Philippines	5.000%	1/13/37	2,080	2,460
Republic of the Philippines	3.950%	1/20/40	1,500	1,562
Republic of the Philippines	3.700%	3/1/41	1,450	1,454
Republic of the Philippines	3.700%	2/2/42	1,690	1,695

Total Philippines (Cost $29,385)					29,997
Poland (1.1%)
Sovereign Bonds (1.1%)
	Republic of Poland	6.375%	7/15/19	2,761	3,006
	Republic of Poland	5.125%	4/21/21	2,060	2,263
	Republic of Poland	5.000%	3/23/22	3,584	3,969
	Republic of Poland	3.000%	3/17/23	1,175	1,194
	Republic of Poland	4.000%	1/22/24	1,878	2,010
	Republic of Poland	3.250%	4/6/26	2,000	2,035
Total Poland (Cost $14,171)					14,477
Qatar (2.8%)
Sovereign Bonds (2.8%)
1,2 Nakilat Inc.		6.067%	12/31/33	700	812
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	800	875
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	531
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	1,050	1,046
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	900	980
2	Ooredoo International Finance Ltd.	3.750%	6/22/26	250	250
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,761
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	425	427
2	Qatari Diar Finance QSC	5.000%	7/21/20	2,480	2,623
	QNB Finance Ltd.	2.750%	10/31/18	400	400
	QNB Finance Ltd.	2.875%	4/29/20	2,100	2,098
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	283	294
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	950	1,030
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	1,020	1,139
1,2 Ras Laffan Liquefied Natural Gas Co. Ltd. III		6.332%	9/30/27	500	571
2	State of Qatar	6.550%	4/9/19	1,250	1,338
	State of Qatar	5.250%	1/20/20	1,200	1,277
2	State of Qatar	5.250%	1/20/20	2,007	2,137
	State of Qatar	2.375%	6/2/21	4,300	4,244
2	State of Qatar	4.500%	1/20/22	1,050	1,118
	State of Qatar	3.241%	1/18/23	475	480
	State of Qatar	3.250%	6/2/26	4,400	4,357
	State of Qatar	9.750%	6/15/30	325	519
2	State of Qatar	9.750%	6/15/30	600	960
2	State of Qatar	6.400%	1/20/40	500	650
	State of Qatar	6.400%	1/20/40	928	1,206
2	State of Qatar	5.750%	1/20/42	316	383
	State of Qatar	5.750%	1/20/42	650	788
	State of Qatar	4.625%	6/2/46	1,950	2,026
Total Qatar (Cost $35,967)					36,320
Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	6.750%	2/7/22	2,182	2,531
	Republic of Romania	4.375%	8/22/23	1,904	2,037
2	Republic of Romania	4.875%	1/22/24	100	110
	Republic of Romania	4.875%	1/22/24	420	462
2	Republic of Romania	6.125%	1/22/44	200	253
	Republic of Romania	6.125%	1/22/44	820	1,036

Total Romania (Cost $6,172)				6,429
Russia (5.8%)
Sovereign Bonds (5.8%)
AK Transneft OJSC Via TransCapitalInvest
Ltd.	8.700%	8/7/18	1,270	1,345
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	1,200	1,213
2 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	218
Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,350	1,470
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	3,400	3,749
Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	678	688
Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,700	1,832
Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,225	1,353
Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	365
Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	649
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	967
2 Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	100	118
Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	1,375	1,625
Gazprombank OJSC Via GPB Eurobond
Finance plc	7.250%	5/3/19	200	212
Gazprombank OJSC Via GPB Eurobond
Finance plc	4.960%	9/5/19	1,100	1,134
Rosneft Finance SA	7.250%	2/2/20	200	218
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	1,727	1,731
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	102
2 Russian Federation	3.500%	1/16/19	300	305
Russian Federation	3.500%	1/16/19	1,400	1,424
Russian Federation	5.000%	4/29/20	6,800	7,201
Russian Federation	4.500%	4/4/22	1,400	1,486
Russian Federation	4.875%	9/16/23	6,400	6,913
2 Russian Federation	4.875%	9/16/23	450	486
Russian Federation	4.750%	5/27/26	200	209
2 Russian Federation	4.750%	5/27/26	3,000	3,139
Russian Federation	12.750%	6/24/28	1,235	2,167
1 Russian Federation	7.500%	3/31/30	6,926	8,310
Russian Federation	5.625%	4/4/42	5,000	5,447
2 Russian Federation	5.250%	6/23/47	2,600	2,623
Russian Railways via RZD Capital plc	5.700%	4/5/22	1,550	1,660
Russian Railways via RZD Capital plc	4.375%	3/1/24	200	200
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	782
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	2,000	2,148
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	2,300	2,506
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	224	232
SCF Capital Ltd.	5.375%	6/16/23	400	413
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	1,015
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,462
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,225	1,307
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	214
Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,201
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	1,275	1,417
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	550	602
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,925	2,079

Total Russia (Cost $71,810)					75,937
Saudi Arabia (2.5%)
Sovereign Bonds (2.5%)
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,100	1,083
2	Kingdom of Saudi Arabia	2.375%	10/26/21	5,000	4,919
2	Kingdom of Saudi Arabia	3.250%	10/26/26	5,050	5,003
	Kingdom of Saudi Arabia	4.500%	10/26/46	6,700	6,829
	KSA Sukuk Ltd.	2.894%	4/20/22	600	599
2	KSA Sukuk Ltd.	2.894%	4/20/22	3,400	3,396
10	KSA Sukuk Ltd.	3.628%	4/20/27	4,300	4,364
	SABIC Capital II BV	2.625%	10/3/18	1,000	1,005
	Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	660
	Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	1,050	1,076
	Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	719
2	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	681
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	1,950	2,045
2	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	323
	Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	538
Total Saudi Arabia (Cost $32,852)					33,240
Senegal (0.1%)
Sovereign Bonds (0.1%)
	Republic of Senegal	8.750%	5/13/21	500	572
	Republic of Senegal	6.250%	7/30/24	200	212
1	Republic of Senegal	6.250%	5/23/33	1,000	1,030
Total Senegal (Cost $1,764)					1,814
Serbia, Republic Of (0.4%)
Sovereign Bonds (0.4%)
2	Republic of Serbia	5.875%	12/3/18	200	209
	Republic of Serbia	5.875%	12/3/18	1,300	1,360
	Republic of Serbia	4.875%	2/25/20	1,100	1,153
	Republic of Serbia	7.250%	9/28/21	1,750	2,029
Total Serbia, Republic Of (Cost $4,549)					4,751
South Africa (1.5%)
Sovereign Bonds (1.5%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,000	2,009
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	930	942
2	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	202
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	300	304
	Republic of South Africa	6.875%	5/27/19	500	539
	Republic of South Africa	5.500%	3/9/20	2,725	2,906
	Republic of South Africa	5.875%	5/30/22	1,071	1,175
	Republic of South Africa	4.665%	1/17/24	1,600	1,634
	Republic of South Africa	5.875%	9/16/25	2,800	3,035
	Republic of South Africa	4.300%	10/12/28	3,350	3,178
	Republic of South Africa	6.250%	3/8/41	1,093	1,191
	Republic of South Africa	5.375%	7/24/44	400	394
	Republic of South Africa	5.000%	10/12/46	950	888
2	Transnet SOC Ltd.	4.000%	7/26/22	1,025	1,003
	ZAR Sovereign Capital Fund Propriety Ltd.	3.903%	6/24/20	200	204
Total South Africa (Cost $19,593)					19,604
Sri Lanka (0.9%)
Sovereign Bonds (0.9%)
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	207

Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	207
2 Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	256
Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,432	1,523
Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,550	1,653
Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,400	1,466
Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	700	727
Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,500	1,622
Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,200	1,295
Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	400	413
2 Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	1,250	1,291
National Savings Bank	8.875%	9/18/18	400	424
Total Sri Lanka (Cost $10,539)				11,084
Supranational (0.1%)
Sovereign Bonds (0.1%)
2 Africa Finance Corp.	4.375%	4/29/20	350	360
2 Africa Finance Corp.	3.875%	4/13/24	500	497
African Export-Import Bank	4.750%	7/29/19	400	411
Total Supranational (Cost $1,252)				1,268
Thailand (0.2%)
Sovereign Bonds (0.2%)
Krung Thai Bank PCL	2.250%	9/11/18	400	400
1 Krung Thai Bank PCL	5.200%	12/26/24	1,150	1,195
PTT Public Co. Ltd.	3.375%	10/25/22	725	742
PTT Public Co. Ltd.	4.500%	10/25/42	400	404
Total Thailand (Cost $2,657)				2,741
Trinidad And Tobago (0.2%)
Sovereign Bonds (0.2%)
2 Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	750
2 Republic of Trinidad & Tobago	4.375%	1/16/24	400	401
Republic of Trinidad & Tobago	4.500%	8/4/26	1,800	1,786
Total Trinidad And Tobago (Cost $2,943)				2,937
Tunisia (0.1%)
Sovereign Bonds (0.1%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	1,500	1,442
Total Tunisia (Cost $1,440)				1,442
Turkey (4.7%)
Sovereign Bonds (4.7%)
Export Credit Bank of Turkey	5.875%	4/24/19	1,200	1,244
2 Export Credit Bank of Turkey	5.375%	2/8/21	500	519
2 Export Credit Bank of Turkey	5.000%	9/23/21	400	409
Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	1,250	1,265
Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	500	514
2 Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	789
2 Republic of Turkey	4.557%	10/10/18	500	511
Republic of Turkey	7.000%	3/11/19	1,180	1,258
Republic of Turkey	7.500%	11/7/19	1,216	1,333
Republic of Turkey	7.000%	6/5/20	2,430	2,667
Republic of Turkey	5.625%	3/30/21	2,201	2,347
Republic of Turkey	5.125%	3/25/22	2,325	2,435
Republic of Turkey	6.250%	9/26/22	3,504	3,841
Republic of Turkey	3.250%	3/23/23	1,801	1,706
Republic of Turkey	5.750%	3/22/24	2,550	2,722
Republic of Turkey	7.375%	2/5/25	2,050	2,393

	Republic of Turkey	4.250%	4/14/26	2,750	2,640
	Republic of Turkey	4.875%	10/9/26	2,900	2,893
	Republic of Turkey	6.000%	3/25/27	4,150	4,466
	Republic of Turkey	8.000%	2/14/34	1,640	2,052
	Republic of Turkey	6.875%	3/17/36	3,198	3,630
	Republic of Turkey	6.750%	5/30/40	1,660	1,868
	Republic of Turkey	6.000%	1/14/41	3,380	3,494
	Republic of Turkey	4.875%	4/16/43	5,519	4,967
	Republic of Turkey	6.625%	2/17/45	950	1,056
	Republic of Turkey	5.750%	5/11/47	2,100	2,067
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	202
2	TC Ziraat Bankasi AS	4.750%	4/29/21	800	809
	TC Ziraat Bankasi AS	5.125%	5/3/22	400	405
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	252
	Turkiye Halk Bankasi AS	4.750%	6/4/19	400	402
2	Turkiye Halk Bankasi AS	3.875%	2/5/20	200	196
	Turkiye Halk Bankasi AS	3.875%	2/5/20	600	586
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	694
	Turkiye Halk Bankasi AS	5.000%	7/13/21	200	199
2	Turkiye Halk Bankasi AS	5.000%	7/13/21	500	498
	Turkiye Vakiflar Bankasi TAO	5.000%	10/31/18	700	708
2	Turkiye Vakiflar Bankasi TAO	5.625%	5/30/22	500	506
	Turkiye Vakiflar Bankasi TAO	6.000%	11/1/22	200	200
1	Turkiye Vakiflar Bankasi TAO	6.875%	2/3/25	200	204
1	Turkiye Vakiflar Bankasi TAO	8.000%	11/1/27	1,000	1,043
Total Turkey (Cost $61,179)					61,990
Ukraine (1.2%)
Sovereign Bonds (1.2%)
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	1,044
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	209
	Ukraine	7.750%	9/1/19	1,600	1,660
	Ukraine	7.750%	9/1/20	600	622
2	Ukraine	7.750%	9/1/20	1,728	1,793
2	Ukraine	7.750%	9/1/21	907	935
	Ukraine	7.750%	9/1/22	900	921
	Ukraine	7.750%	9/1/23	1,900	1,921
	Ukraine	7.750%	9/1/24	2,050	2,046
	Ukraine	7.750%	9/1/25	250	248
	Ukraine	7.750%	9/1/26	2,000	1,966
	Ukraine	7.750%	9/1/27	800	784
1,2 Ukraine Railways via Shortline plc		9.875%	9/15/21	200	207
1	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	600	627
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	700	732
1,2 Ukreximbank Via Biz Finance plc		9.750%	1/22/25	200	209
Total Ukraine (Cost $14,826)					15,924
United Arab Emirates (4.2%)
Sovereign Bonds (4.2%)
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	296
	Abu Dhabi National Energy Co. PJSC	3.625%	6/22/21	1,250	1,272
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	222
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	2,300	2,318
	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	200	201
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	650	659
2	Abu Dhabi National Energy Co. PJSC	4.375%	6/22/26	1,000	1,034
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	1,075	1,358

	ADCB Finance Cayman Ltd.	3.000%	3/4/19	1,000	1,009
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	1,900	1,902
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	440
	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	202
1,2 Dolphin Energy Ltd.		5.888%	6/15/19	450	465
2	Dolphin Energy Ltd.	5.500%	12/15/21	820	898
	DP World Crescent Ltd.	3.908%	5/31/23	1,000	1,025
	DP World Ltd.	3.250%	5/18/20	1,250	1,270
2	DP World Ltd.	6.850%	7/2/37	1,240	1,509
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	230
2	Dubai Electricity & Water Authority	7.375%	10/21/20	1,975	2,267
2	Emirate of Abu Dhabi	6.750%	4/8/19	1,783	1,928
	Emirate of Abu Dhabi	2.125%	5/3/21	1,865	1,854
2	Emirate of Abu Dhabi	3.125%	5/3/26	1,800	1,825
	Emirate of Abu Dhabi	3.125%	5/3/26	2,107	2,136
	Emirate of Dubai	7.750%	10/5/20	1,200	1,386
	Emirate of Dubai	3.875%	1/30/23	1,100	1,136
	Emirate of Dubai	5.250%	1/30/43	200	202
1,2 Emirates Airline		4.500%	2/6/25	1,036	1,050
	Emirates NBD PJSC	3.250%	11/19/19	735	744
1	Emirates NBD PJSC	4.875%	3/28/23	950	963
	Emirates Telecommunications Group Co.
	PJSC	2.375%	6/18/19	800	804
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	500	510
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	1,300	1,315
	First Abu Dhabi Bank PJSC	2.250%	2/11/20	1,475	1,466
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	251
	ICD Sukuk Co. Ltd.	5.000%	2/1/27	1,100	1,149
2	IPIC GMTN Ltd.	5.000%	11/15/20	1,400	1,514
	IPIC GMTN Ltd.	5.000%	11/15/20	250	270
2	IPIC GMTN Ltd.	5.500%	3/1/22	1,710	1,900
2	IPIC GMTN Ltd.	6.875%	11/1/41	800	1,098
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	433
2	MDC-GMTN BV	7.625%	5/6/19	500	549
2	MDC-GMTN BV	5.500%	4/20/21	450	493
2	MDC-GMTN BV	3.250%	4/28/22	200	203
	MDC-GMTN BV	3.250%	4/28/22	500	510
	MDC-GMTN BV	2.750%	5/11/23	250	246
	MDC-GMTN BV	3.000%	4/19/24	1,600	1,575
1	Medjool Ltd.	3.875%	3/19/23	227	228
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	347
2	NOVA Chemicals Corp.	5.250%	8/1/23	900	927
2	NOVA Chemicals Corp.	4.875%	6/1/24	1,000	1,009
2	NOVA Chemicals Corp.	5.250%	6/1/27	1,400	1,407
	RAK Capital	3.297%	10/21/18	1,050	1,063
	RAK Capital	3.094%	3/31/25	700	688
	RAKFunding Cayman Ltd.	3.250%	6/24/19	950	958
1	Ruwais Power Co. PJSC	6.000%	8/31/36	600	693
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	414
1,2 Waha Aerospace BV		3.925%	7/28/20	444	455
Total United Arab Emirates (Cost $53,763)					54,276
Uruguay (0.9%)
Sovereign Bonds (0.9%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	798	976
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,589	1,724

1 Oriental Republic of Uruguay	4.375%	10/27/27	2,130	2,274
Oriental Republic of Uruguay	7.875%	1/15/33	546	751
1 Oriental Republic of Uruguay	7.625%	3/21/36	1,226	1,673
1 Oriental Republic of Uruguay	4.125%	11/20/45	850	795
1 Oriental Republic of Uruguay	5.100%	6/18/50	3,525	3,631
Total Uruguay (Cost $11,166)				11,824
Venezuela (1.9%)
Sovereign Bonds (1.9%)
Bolivarian Republic of Venezuela	13.625%	8/15/18	566	343
Bolivarian Republic of Venezuela	7.000%	12/1/18	1,760	915
Bolivarian Republic of Venezuela	7.750%	10/13/19	2,506	1,071
Bolivarian Republic of Venezuela	6.000%	12/9/20	956	380
1 Bolivarian Republic of Venezuela	12.750%	8/23/22	3,555	1,582
Bolivarian Republic of Venezuela	9.000%	5/7/23	2,032	801
Bolivarian Republic of Venezuela	8.250%	10/13/24	2,779	1,056
Bolivarian Republic of Venezuela	7.650%	4/21/25	2,200	830
Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	953
Bolivarian Republic of Venezuela	9.250%	9/15/27	3,026	1,297
Bolivarian Republic of Venezuela	9.250%	5/7/28	640	249
1 Bolivarian Republic of Venezuela	11.950%	8/5/31	4,429	1,838
Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	770
Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	529
CITGO Holding Inc.	10.750%	2/15/20	100	106
2 CITGO Holding Inc.	10.750%	2/15/20	1,600	1,684
2 CITGO Petroleum Corp.	6.250%	8/15/22	535	544
CITGO Petroleum Corp.	6.250%	8/15/22	100	102
1 Petroleos de Venezuela SA	8.500%	10/27/20	3,650	2,418
1 Petroleos de Venezuela SA	9.000%	11/17/21	2,358	929
1 Petroleos de Venezuela SA	12.750%	2/17/22	555	250
1 Petroleos de Venezuela SA	6.000%	5/16/24	5,310	1,746
1 Petroleos de Venezuela SA	6.000%	11/15/26	5,316	1,730
Petroleos de Venezuela SA	5.375%	4/12/27	3,860	1,258
1 Petroleos de Venezuela SA	9.750%	5/17/35	2,563	994
Petroleos de Venezuela SA	5.500%	4/12/37	1,810	588
Total Venezuela (Cost $29,502)				24,963
Vietnam (0.1%)
Sovereign Bonds (0.1%)
Socialist Republic of Vietnam	6.750%	1/29/20	409	446
Socialist Republic of Vietnam	4.800%	11/19/24	1,075	1,131
2 Socialist Republic of Vietnam	4.800%	11/19/24	200	211
Total Vietnam (Cost $1,729)				1,788
Zambia (0.3%)
Sovereign Bonds (0.3%)
Republic of Zambia	5.375%	9/20/22	725	687
2 Republic of Zambia	8.500%	4/14/24	450	478
Republic of Zambia	8.500%	4/14/24	1,000	1,060
1 Republic of Zambia	8.970%	7/30/27	1,100	1,190

Total Zambia (Cost $3,101)			3,415

		Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
11 Vanguard Market Liquidity Fund
(Cost $18,439)	1.217%	184,365	18,440
Total Investments (99.8%) (Cost $1,271,520)			1,305,493
Other Assets and Liabilities-Net (0.2%)12			3,096
Net Assets (100%)			1,308,589

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2017, the aggregate value of these securities was $172,299,000, representing 13.2% of net assets.
3 Guaranteed by the Republic of Azerbaijan.
4 Adjustable-rate security.
5 Guaranteed by the Republic of Hungary.
6 Guaranteed by the Republic of Indonesia.
7 Guaranteed by the Federation of Malaysia.
8 Guaranteed by the Government of Mongolia.
9 Guaranteed by the Republic of the Philippines.
10 Guaranteed by the Kingdom of Saudi Arabia.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12 Cash of $58,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	2,384	—
Sovereign Bonds	—	1,284,669	—
Temporary Cash Investments	18,440	—	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	18,439	1,287,053	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2017	15	3,245	—
10-Year U.S. Treasury Note	September 2017	(17)	(2,140)	(1)
Ultra Long U.S. Treasury Bond	September 2017	10	1,645	(2)
				(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2017, the cost of investment securities for tax purposes was $1,271,520,000. Net unrealized appreciation of investment securities for tax purposes was $33,973,000, consisting of unrealized gains of $41,656,000 on securities that had risen in value since their purchase and $7,683,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (4.7%)
AGL Energy Ltd.	983,833	18,972
Wesfarmers Ltd.	367,202	11,965
Cochlear Ltd.	70,913	8,101
Stockland	2,204,185	7,411
Sonic Healthcare Ltd.	411,694	7,347
Transurban Group	728,039	6,649
ASX Ltd.	127,414	5,329
Caltex Australia Ltd.	206,011	5,134
^ JB Hi-Fi Ltd.	150,037	3,121
BHP Billiton Ltd.	148,262	3,088
AMP Ltd.	553,612	2,387
Woodside Petroleum Ltd.	101,948	2,383
Woolworths Ltd.	103,950	2,219
Amcor Ltd.	176,247	2,164
GPT Group	514,397	1,972
Challenger Ltd.	146,729	1,508
Coca-Cola Amatil Ltd.	195,045	1,284
Crown Resorts Ltd.	120,123	1,223
Computershare Ltd.	97,458	1,097
Treasury Wine Estates Ltd.	98,390	958
BWP Trust	383,701	891
Goodman Group	119,454	761
Ramsay Health Care Ltd.	12,064	681
OZ Minerals Ltd.	95,535	638
Aristocrat Leisure Ltd.	39,167	635
Charter Hall Retail REIT	191,055	627
		98,545
Austria (0.1%)
voestalpine AG	31,541	1,599

Belgium (0.5%)
Colruyt SA	126,301	7,078
Elia System Operator SA/NV	23,212	1,361
Sofina SA	6,290	937
Cofinimmo SA	5,474	695
Ackermans & van Haaren NV	2,298	416
		10,487
Brazil (1.6%)
Telefonica Brasil SA ADR	867,784	12,913
2 Ambev SA ADR	1,750,698	10,644
Ultrapar Participacoes SA ADR	283,674	6,714
TIM Participacoes SA ADR	117,950	1,990
		32,261
Canada (6.3%)
^ Dollarama Inc.	261,752	25,586
Emera Inc.	579,925	21,583
BCE Inc.	456,370	21,421
TELUS Corp.	519,828	18,775

Shaw Communications Inc. Class B	454,952	10,130
^ Canadian Tire Corp. Ltd. Class A	81,280	9,278
Intact Financial Corp.	83,949	6,521
^ Pembina Pipeline Corp.	108,535	3,699
^ Bank of Montreal	44,878	3,404
National Bank of Canada	60,737	2,735
Cineplex Inc.	49,300	1,944
TransCanada Corp.	30,225	1,544
Metro Inc.	38,536	1,305
Fortis Inc.	34,129	1,245
3 Hydro One Ltd.	53,573	961
* CGI Group Inc. Class A	15,863	838
Power Corp. of Canada	17,850	434
		131,403
Chile (0.2%)
Sociedad Quimica y Minera de Chile SA ADR	38,611	1,588
Enel Americas SA ADR	157,624	1,576
Cia Cervecerias Unidas SA ADR	30,786	819
Banco Santander Chile ADR	20,561	581
		4,564
China (0.9%)
China Mobile Ltd. ADR	355,470	18,993

Denmark (0.0%)
* William Demant Holding A/S	30,782	818

Finland (0.0%)
Orion Oyj Class B	11,087	560

France (0.1%)
Thales SA	10,911	1,208

Germany (2.3%)
Deutsche Post AG	356,181	13,817
Wirecard AG	131,158	10,038
Merck KGaA	50,401	5,531
MTU Aero Engines AG	27,951	4,096
Henkel AG & Co. KGaA Preference Shares	24,216	3,430
Fielmann AG	39,184	3,147
Celesio AG	61,654	1,945
Beiersdorf AG	13,977	1,534
RHOEN-KLINIKUM AG	44,814	1,410
adidas AG	5,021	1,147
Aurubis AG	8,146	725
Rheinmetall AG	6,494	648
Freenet AG	16,718	564
Axel Springer SE	8,828	561
		48,593
Hong Kong (2.7%)
CLP Holdings Ltd.	2,107,350	22,454
Power Assets Holdings Ltd.	1,206,000	11,945
Hang Seng Bank Ltd.	340,400	7,401
Yuexiu REIT	5,326,000	3,470
* CK Infrastructure Holdings Ltd.	286,000	2,666
Want Want China Holdings Ltd.	3,487,000	2,355
China Mengniu Dairy Co. Ltd.	1,183,000	2,302

Chow Tai Fook Jewellery Group Ltd.	1,969,600	2,046
MTR Corp. Ltd.	104,500	603
		55,242
India (2.3%)
HDFC Bank Ltd. ADR	349,409	33,816
Dr Reddy's Laboratories Ltd. ADR	199,407	7,296
Infosys Ltd. ADR	367,901	5,813
3 Reliance Industries Ltd. GDR	13,354	661
		47,586
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	286,923	10,051

Israel (0.3%)
Bank Hapoalim BM	679,226	4,705
Bezeq The Israeli Telecommunication Corp. Ltd.	893,813	1,327
Paz Oil Co. Ltd.	5,690	950
		6,982
Italy (0.1%)
Recordati SPA	23,219	991

Japan (5.7%)
Daiichi Sankyo Co. Ltd.	553,600	12,073
Mitsubishi Tanabe Pharma Corp.	477,100	11,358
Takeda Pharmaceutical Co. Ltd.	196,400	10,375
Eisai Co. Ltd.	156,900	8,408
Sawai Pharmaceutical Co. Ltd.	136,000	7,665
Canon Inc.	211,500	7,358
Kagome Co. Ltd.	230,700	7,008
Otsuka Holdings Co. Ltd.	104,200	4,589
Chugai Pharmaceutical Co. Ltd.	92,300	3,702
Toyo Suisan Kaisha Ltd.	79,500	2,888
Taisho Pharmaceutical Holdings Co. Ltd.	37,700	2,824
Nitori Holdings Co. Ltd.	19,100	2,695
Sumitomo Dainippon Pharma Co. Ltd.	185,900	2,604
Toho Co. Ltd.	69,900	2,519
Skylark Co. Ltd.	152,600	2,303
MOS Food Services Inc.	60,500	1,887
NH Foods Ltd.	58,000	1,716
ABC-Mart Inc.	28,000	1,597
Japan Tobacco Inc.	45,500	1,581
COMSYS Holdings Corp.	72,500	1,485
Pigeon Corp.	37,600	1,394
Sankyo Co. Ltd.	40,300	1,323
Unicharm Corp.	51,000	1,309
Takashimaya Co. Ltd.	137,000	1,253
Nissin Foods Holdings Co. Ltd.	17,800	1,118
Tsumura & Co.	27,900	1,084
NEC Corp.	380,000	1,033
Rohto Pharmaceutical Co. Ltd.	51,000	1,030
Shimamura Co. Ltd.	8,200	1,020
Yamada Denki Co. Ltd.	185,500	991
Hitachi Kokusai Electric Inc.	33,400	861
Nisshin Seifun Group Inc.	49,400	811
Hisamitsu Pharmaceutical Co. Inc.	17,100	802
Kura Corp.	15,800	795
Kamigumi Co. Ltd.	72,000	772

Nichirei Corp.	26,800	753
Earth Chemical Co. Ltd.	13,200	732
Hitachi Metals Ltd.	50,100	697
Benesse Holdings Inc.	17,500	670
Studio Alice Co. Ltd.	28,500	669
Ryohin Keikaku Co. Ltd.	2,600	665
UACJ Corp.	209,000	617
K's Holdings Corp.	26,600	534
Bic Camera Inc.	45,200	525
		118,093
Mexico (0.8%)
Fomento Economico Mexicano SAB de CV ADR	146,758	14,805
Grupo Televisa SAB ADR	92,350	2,458
		17,263
New Zealand (0.2%)
Spark New Zealand Ltd.	1,236,367	3,482

Norway (0.5%)
Orkla ASA	925,762	9,536
Telenor ASA	53,574	1,070
		10,606
Russia (0.6%)
Novatek PJSC GDR	50,176	5,257
MMC Norilsk Nickel PJSC ADR	333,583	4,950
Novolipetsk Steel PJSC GDR	74,135	1,549
Severstal PJSC GDR	36,969	508
		12,264
Singapore (0.9%)
Oversea-Chinese Banking Corp. Ltd.	1,241,848	10,401
United Overseas Bank Ltd.	306,300	5,420
Singapore Airlines Ltd.	211,800	1,623
Singapore Telecommunications Ltd.	369,400	1,081
Singapore Exchange Ltd.	121,900	681
		19,206
South Korea (3.5%)
KT Corp.	510,114	15,862
Korea Zinc Co. Ltd.	29,494	13,003
SK Telecom Co. Ltd.	40,508	10,016
KT&G Corp.	45,107	4,594
S-Oil Corp.	43,154	4,495
Woori Bank	238,188	4,068
POSCO	12,301	3,676
GS Holdings Corp.	51,116	3,445
* Maeil Dairies Co. Ltd.	33,866	2,282
Samsung Fire & Marine Insurance Co. Ltd.	8,447	2,204
SK Innovation Co. Ltd.	11,966	1,888
Samsung Electronics Co. Ltd. Preference Shares	975	1,681
Kangwon Land Inc.	42,410	1,403
Yuhan Corp.	5,601	1,184
* Orion Corp.	12,139	890
Macquarie Korea Infrastructure Fund	106,880	807
Hyundai Department Store Co. Ltd.	6,499	645
Lotte Chilsung Beverage Co. Ltd.	402	580
		72,723

Spain (0.1%)
Viscofan SA	9,941	592
Ebro Foods SA	17,809	426
		1,018
Sweden (1.3%)
Swedish Match AB	418,420	14,717
* Essity AB Class B	174,354	5,056
Tele2 AB	225,278	2,681
ICA Gruppen AB	61,545	2,466
Telia Co. AB	450,547	2,118
		27,038
Switzerland (4.8%)
Swisscom AG	45,635	22,305
Kuehne & Nagel International AG	108,640	18,919
Sonova Holding AG	113,003	18,328
Logitech International SA	301,217	10,933
Baloise Holding AG	54,703	8,789
Straumann Holding AG	8,978	5,070
Partners Group Holding AG	7,766	5,041
Swiss Prime Site AG	35,518	3,206
Flughafen Zurich AG	12,226	3,118
dormakaba Holding AG	2,472	2,203
Allreal Holding AG	9,242	1,681
Siegfried Holding AG	2,483	722
		100,315
Taiwan (1.4%)
2 Taiwan Semiconductor Manufacturing Co. Ltd. ADR	564,770	20,309
Chunghwa Telecom Co. Ltd. ADR	217,730	7,364
^ United Microelectronics Corp. ADR	995,508	2,250
		29,923
United Kingdom (5.4%)
GlaxoSmithKline plc	1,263,425	25,151
Coca-Cola HBC AG	364,790	11,029
Reckitt Benckiser Group plc	83,622	8,130
Smith & Nephew plc	436,406	7,594
* Compass Group plc	273,048	5,826
RSA Insurance Group plc	602,697	5,189
Tate & Lyle plc	565,549	5,015
UBM plc	435,251	4,156
3 Merlin Entertainments plc	532,359	3,296
B&M European Value Retail SA	664,402	3,158
DS Smith plc	395,029	2,516
Rightmove plc	44,593	2,474
InterContinental Hotels Group plc	41,783	2,364
UDG Healthcare plc	205,596	2,295
Inchcape plc	208,142	2,206
Antofagasta plc	136,063	1,699
Wm Morrison Supermarkets plc	530,059	1,681
London Stock Exchange Group plc	32,467	1,607
SSE plc	79,867	1,454
Croda International plc	25,289	1,234
* Indivior plc	234,263	1,186
DCC plc	12,780	1,124
Ultra Electronics Holdings plc	39,692	1,097
Informa plc	117,909	1,082
UK Commercial Property Trust Ltd.	899,207	1,074

St. James's Place plc	54,849	881
F&C Commercial Property Trust Ltd.	434,498	853
Meggitt plc	126,346	839
Schroders plc	18,169	826
National Grid plc	64,430	797
Segro plc	113,566	790
IWG plc	175,484	760
3 Worldpay Group plc	144,058	703
Saga plc	229,498	632
* BTG plc	65,423	569
		111,287
United States (51.5%)
Consumer Discretionary (3.3%)
Service Corp. International	326,036	11,323
* Yum China Holdings Inc.	311,563	11,151
2 McDonald's Corp.	50,000	7,757
Aramark	134,505	5,361
* Madison Square Garden Co. Class A	23,169	5,091
Pool Corp.	43,868	4,743
Cable One Inc.	5,265	4,001
* Grand Canyon Education Inc.	49,521	3,643
Churchill Downs Inc.	16,038	3,000
* Liberty Broadband Corp.	28,337	2,810
Ross Stores Inc.	35,430	1,960
Vail Resorts Inc.	8,163	1,720
* ServiceMaster Global Holdings Inc.	34,612	1,522
New York Times Co. Class A	70,294	1,336
Choice Hotels International Inc.	13,846	895
John Wiley & Sons Inc. Class A	14,755	815
* Bright Horizons Family Solutions Inc.	9,095	719
Graham Holdings Co. Class B	895	530
		68,377
Consumer Staples (5.7%)
Church & Dwight Co. Inc.	554,649	29,590
Clorox Co.	165,989	22,158
Altria Group Inc.	223,245	14,504
Vector Group Ltd.	668,791	13,463
Colgate-Palmolive Co.	146,189	10,555
Kimberly-Clark Corp.	66,329	8,169
Spectrum Brands Holdings Inc.	32,327	3,732
Philip Morris International Inc.	31,600	3,688
Hershey Co.	33,995	3,580
Lancaster Colony Corp.	26,126	3,204
Procter & Gamble Co.	28,366	2,576
* HRG Group Inc.	134,992	2,237
Sysco Corp.	11,659	613
J&J Snack Foods Corp.	4,400	578
McCormick & Co. Inc.	5,400	515
		119,162
Financials (8.2%)
Starwood Property Trust Inc.	1,416,003	31,209
RenaissanceRe Holdings Ltd.	194,300	28,545
Washington Federal Inc.	431,701	14,440
Blackstone Mortgage Trust Inc. Class A	390,282	12,048
Brown & Brown Inc.	226,200	10,089
ProAssurance Corp.	132,894	8,213

Beneficial Bancorp Inc.	433,982	6,770
Capitol Federal Financial Inc.	455,900	6,501
Arthur J Gallagher & Co.	107,283	6,307
* Essent Group Ltd.	150,286	5,774
2 Two Harbors Investment Corp.	579,408	5,730
Marsh & McLennan Cos. Inc.	61,079	4,762
* Arch Capital Group Ltd.	36,803	3,579
MFA Financial Inc.	418,444	3,553
TFS Financial Corp.	219,700	3,511
Oritani Financial Corp.	206,400	3,426
Torchmark Corp.	42,665	3,369
American Financial Group Inc.	23,331	2,366
Capstead Mortgage Corp.	241,849	2,365
Northwest Bancshares Inc.	128,863	2,075
Axis Capital Holdings Ltd.	25,360	1,638
Apollo Commercial Real Estate Finance Inc.	71,821	1,295
Aon plc	8,713	1,204
White Mountains Insurance Group Ltd.	1,126	974
Safety Insurance Group Inc.	6,600	468
		170,211
Health Care (7.2%)
2 Johnson & Johnson	220,928	29,322
2 Quest Diagnostics Inc.	227,194	24,607
Owens & Minor Inc.	349,084	11,251
Chemed Corp.	55,221	10,906
* Henry Schein Inc.	53,936	9,828
Aetna Inc.	56,974	8,792
Zoetis Inc.	132,790	8,302
Cigna Corp.	46,443	8,061
* Premier Inc. Class A	218,212	7,616
2 Pfizer Inc.	220,000	7,295
* WellCare Health Plans Inc.	29,156	5,160
Cooper Cos. Inc.	14,032	3,422
Danaher Corp.	36,900	3,007
* Laboratory Corp. of America Holdings	14,634	2,325
* Varian Medical Systems Inc.	20,456	1,987
Patterson Cos. Inc.	44,952	1,875
* China Biologic Products Holdings Inc.	18,028	1,794
* Bio-Rad Laboratories Inc. Class A	5,785	1,363
West Pharmaceutical Services Inc.	14,204	1,260
* Intuitive Surgical Inc.	1,242	1,165
		149,338
Industrials (7.7%)
2 Waste Management Inc.	366,593	27,550
Expeditors International of Washington Inc.	457,904	26,961
Republic Services Inc. Class A	244,137	15,679
2 Northrop Grumman Corp.	58,832	15,481
L3 Technologies Inc.	80,761	14,131
Rollins Inc.	208,778	9,063
BWX Technologies Inc.	165,934	8,741
2 3M Co.	37,479	7,540
* Copart Inc.	164,838	5,191
Carlisle Cos. Inc.	51,603	5,036
United Parcel Service Inc. Class B	36,069	3,978
2 General Dynamics Corp.	20,100	3,946
Healthcare Services Group Inc.	67,599	3,532

2 Lockheed Martin Corp.	11,992	3,503
Cintas Corp.	22,330	3,011
* Teledyne Technologies Inc.	17,400	2,372
National Presto Industries Inc.	17,011	1,924
Raytheon Co.	4,852	833
UniFirst Corp.	5,821	828
		159,300
Information Technology (8.6%)
Jack Henry & Associates Inc.	289,996	31,122
Amdocs Ltd.	459,386	30,857
2 Paychex Inc.	288,625	16,697
Harris Corp.	108,243	12,391
Broadridge Financial Solutions Inc.	148,843	11,291
Automatic Data Processing Inc.	82,766	9,842
* IAC/InterActiveCorp	61,317	6,416
Amphenol Corp. Class A	82,408	6,314
* CoStar Group Inc.	22,245	6,130
* SINA Corp.	61,377	5,819
Fidelity National Information Services Inc.	58,442	5,331
* Synopsys Inc.	67,688	5,183
* ANSYS Inc.	35,199	4,560
* Fiserv Inc.	29,125	3,742
Total System Services Inc.	49,612	3,148
Genpact Ltd.	91,480	2,653
* Yandex NV Class A	90,574	2,625
Dolby Laboratories Inc. Class A	50,032	2,589
* Check Point Software Technologies Ltd.	23,274	2,462
* Gartner Inc.	19,049	2,444
FLIR Systems Inc.	44,302	1,653
* Euronet Worldwide Inc.	14,105	1,363
* EPAM Systems Inc.	15,136	1,301
National Instruments Corp.	19,000	782
DST Systems Inc.	12,160	668
* ExlService Holdings Inc.	10,846	624
* Itron Inc.	7,521	549
* Weibo Corp. ADR	6,137	472
		179,028
Materials (3.0%)
AptarGroup Inc.	258,655	20,933
Kaiser Aluminum Corp.	151,369	14,727
Avery Dennison Corp.	122,180	11,354
Sonoco Products Co.	186,390	9,036
^ Compass Minerals International Inc.	75,877	5,239
Silgan Holdings Inc.	33,250	1,008
		62,297
Real Estate (4.5%)
Mid-America Apartment Communities Inc.	120,969	12,524
* Equity Commonwealth	340,139	10,742
PS Business Parks Inc.	75,333	10,129
Lamar Advertising Co. Class A	116,889	8,249
Rayonier Inc.	272,400	7,919
DCT Industrial Trust Inc.	78,284	4,410
Crown Castle International Corp.	39,788	4,002
Highwoods Properties Inc.	75,770	3,904
Camden Property Trust	37,810	3,392
EastGroup Properties Inc.	36,518	3,184

National Health Investors Inc.			37,412	2,890
Cousins Properties Inc.			262,880	2,416
Empire State Realty Trust Inc.			109,197	2,281
AvalonBay Communities Inc.			10,754	2,068
Colony NorthStar Inc. Class A			135,678	1,986
UDR Inc.			47,150	1,843
Apple Hospitality REIT Inc.			88,150	1,627
Equity LifeStyle Properties Inc.			16,477	1,438
4 Hudson Pacific Properties Inc.			42,608	1,394
Piedmont Office Realty Trust Inc. Class A			65,614	1,379
First Industrial Realty Trust Inc.			42,321	1,292
Urstadt Biddle Properties Inc. Class A			40,998	858
Rexford Industrial Realty Inc.			27,187	775
Healthcare Trust of America Inc. Class A			23,714	725
Universal Health Realty Income Trust			8,800	682
STAG Industrial Inc.			20,898	570
Franklin Street Properties Corp.			39,980	423
				93,102
Utilities (3.3%)
IDACORP Inc.			177,362	15,317
Vectren Corp.			242,889	14,600
Portland General Electric Co.			163,848	7,322
ALLETE Inc.			94,956	6,957
Southern Co.			133,667	6,407
NorthWestern Corp.			82,367	4,760
MDU Resources Group Inc.			146,470	3,860
Hawaiian Electric Industries Inc.			66,856	2,206
Ameren Corp.			36,454	2,045
Pinnacle West Capital Corp.			22,670	1,966
OGE Energy Corp.			51,429	1,844
Enel Chile SA ADR			152,793	836
				68,120
				1,068,935
Total Common Stocks (Cost $1,789,601)				2,062,036
	Coupon
Temporary Cash Investments (2.7%)1
Money Market Fund (2.6%)
5,6 Vanguard Market Liquidity Fund	1.217%		548,993	54,910

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.638%	8/24/17	1,000	999
Total Temporary Cash Investments (Cost $55,905)				55,909
Total Investments (102.0%) (Cost $1,845,506)				2,117,945
Other Assets and Liabilities-Net (-2.0%)6				(41,799)
Net Assets (100%)				2,076,146

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,015,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 2.2%, respectively, of net assets.
2 Securities with a value of $46,894,000 have been segregated as collateral for open forward currency contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $5,621,000, representing 0.3% of net assets.
4 Securities with a value of $796,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $22,211,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

Global Minimum Volatility Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	291,383	701,718	—
Common Stocks—United States	1,068,935	—	—
Temporary Cash Investments	54,910	999	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Forward Currency Contracts—Assets	—	275	—
Forward Currency Contracts—Liabilities	—	(26,082)	—
Total	1,415,224	676,910	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts

Global Minimum Volatility Fund

are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	62	7,650	8
S&P ASX 200 Index	September 2017	8	904	(28)
Topix Index	September 2017	5	733	12
FTSE 100 Index	September 2017	7	675	(23)
Dow Jones EURO STOXX 50 Index	September 2017	13	528	38
				7

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, FTSE 100 Index, and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong dollar, Taiwanese dollar, Singapore dollar, Indonesian rupiah, and Danish krone contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	8/15/17	EUR	16,202	USD	19,046	151
Goldman Sachs International	8/15/17	EUR	4,387	USD	5,116	82
BNP Paribas	8/15/17	CHF	3,776	USD	3,901	8
Goldman Sachs International	8/15/17	USD	126,926	CAD	163,873	(4,544)
Credit Suisse International	8/15/17	USD	103,592	CHF	100,168	(107)
Goldman Sachs International	8/15/17	USD	98,962	GBP	76,847	(2,485)
Goldman Sachs International	8/15/17	USD	96,333	JPY	10,997,187	(3,490)
BNP Paribas	8/15/17	USD	91,454	AUD	120,232	(4,711)
Credit Suisse International	8/15/17	USD	85,292	EUR	74,685	(3,198)
Credit Suisse International	8/15/17	USD	71,895	HKD	561,058	31
Goldman Sachs International	8/15/17	USD	68,847	KRW	79,163,042	(1,903)
Goldman Sachs International	8/15/17	USD	46,521	INR	3,013,430	(346)
Goldman Sachs International	8/15/17	USD	29,599	BRL	96,991	(1,403)
Credit Suisse International	8/15/17	USD	29,406	TWD	898,542	(373)

Global Minimum Volatility Fund

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	8/15/17	USD	26,695	SEK	224,865	(1,183)
Goldman Sachs International	8/15/17	USD	18,206	SGD	25,195	(389)
Goldman Sachs International	8/15/17	USD	16,653	MXN	300,895	(204)
Credit Suisse International	8/15/17	USD	12,073	RUB	738,431	(238)
BNP Paribas	8/15/17	USD	10,957	JPY	1,215,020	(72)
Credit Suisse International	8/15/17	USD	9,771	IDR	131,434,633	(76)
BNP Paribas	8/15/17	USD	9,657	GBP	7,359	(57)
Goldman Sachs International	8/15/17	USD	9,271	NOK	77,308	(565)
Credit Suisse International	8/15/17	USD	7,338	JPY	837,583	(265)
Goldman Sachs International	8/15/17	USD	6,410	ILS	22,889	(22)
Goldman Sachs International	8/15/17	USD	4,602	CLP	3,073,239	(125)
Deutsche Bank AG	8/15/17	USD	4,535	HKD	35,383	3
Deutsche Bank AG	8/15/17	USD	2,876	NZD	3,982	(114)
Goldman Sachs International	8/15/17	USD	2,241	DKK	14,592	(84)
Goldman Sachs International	8/15/17	USD	1,739	AUD	2,287	(90)
Goldman Sachs International	8/15/17	USD	417	EUR	365	(16)
Credit Suisse International	8/15/17	USD	337	NOK	2,812	(21)
Deutsche Bank AG	8/15/17	USD	191	ILS	683	(1)
						(25,807)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.

Global Minimum Volatility Fund

RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

E. At July 31, 2017, the cost of investment securities for tax purposes was $1,847,574,000. Net unrealized appreciation of investment securities for tax purposes was $270,371,000, consisting of unrealized gains of $290,930,000 on securities that had risen in value since their purchase and $20,559,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)1
Australia (8.3%)
Commonwealth Bank of Australia	101,531	6,802
Westpac Banking Corp.	197,037	5,023
Australia & New Zealand Banking Group Ltd.	172,469	4,089
BHP Billiton Ltd.	189,153	3,939
National Australia Bank Ltd.	156,453	3,751
Wesfarmers Ltd.	65,707	2,141
Woolworths Ltd.	75,222	1,606
Rio Tinto Ltd.	24,958	1,316
Macquarie Group Ltd.	18,027	1,238
Transurban Group	122,243	1,116
Woodside Petroleum Ltd.	42,357	990
Suncorp Group Ltd.	76,013	869
Amcor Ltd.	68,308	839
Telstra Corp. Ltd.	240,052	788
QBE Insurance Group Ltd.	79,462	753
AGL Energy Ltd.	39,036	753
South32 Ltd.	316,826	739
AMP Ltd.	167,633	723
Insurance Australia Group Ltd.	135,327	722
Brambles Ltd.	92,835	686
ASX Ltd.	11,524	482
Aurizon Holdings Ltd.	114,009	458
APA Group	64,714	446
LendLease Group	32,563	439
Fortescue Metals Group Ltd.	92,629	426
Sonic Healthcare Ltd.	23,769	424
James Hardie Industries plc	25,548	391
Boral Ltd.	68,562	380
Caltex Australia Ltd.	14,945	372
Sydney Airport	66,521	359
Orica Ltd.	22,147	352
Challenger Ltd.	34,062	350
Medibank Pvt Ltd.	158,620	345
Bank of Queensland Ltd.	28,475	274
Incitec Pivot Ltd.	101,188	258
Tatts Group Ltd.	78,225	250
Bendigo & Adelaide Bank Ltd.	27,744	247
Qantas Airways Ltd.	54,529	232
Alumina Ltd.	147,398	224
Crown Resorts Ltd.	21,972	224
Coca-Cola Amatil Ltd.	33,278	219
CIMIC Group Ltd.	5,796	192
Tabcorp Holdings Ltd.	53,610	179
Magellan Financial Group Ltd.	8,366	177
Downer EDI Ltd.	34,414	175
Healthscope Ltd.	103,213	172
AusNet Services	128,504	168
Orora Ltd.	73,573	162
Adelaide Brighton Ltd.	30,776	138

DuluxGroup Ltd.	25,767	136
IOOF Holdings Ltd.	16,813	135
Perpetual Ltd.	2,972	120
Flight Centre Travel Group Ltd.	3,288	114
Metcash Ltd.	54,393	114
Macquarie Atlas Roads Group	24,839	110
Sims Metal Management Ltd.	8,801	109
Vocus Group Ltd.	35,967	100
^ Harvey Norman Holdings Ltd.	26,785	94
Fairfax Media Ltd.	117,125	93
CSR Ltd.	26,830	84
Platinum Asset Management Ltd.	9,395	41
Seven West Media Ltd.	45,570	30
Computershare Ltd.	394	4
		48,682
Austria (0.1%)
Erste Group Bank AG	16,954	703
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,471	44
		747
Belgium (1.5%)
Anheuser-Busch InBev SA/NV	44,469	5,365
KBC Group NV	16,320	1,349
Solvay SA Class A	4,111	589
Ageas	11,623	523
Groupe Bruxelles Lambert SA	4,377	449
Proximus SADP	8,125	286
* Telenet Group Holding NV	2,952	206
bpost SA	6,108	167
		8,934
Brazil (2.2%)
Itau Unibanco Holding SA ADR	131,447	1,566
Ambev SA ADR	193,132	1,174
Banco Bradesco SA ADR	93,105	896
Banco Bradesco SA Preference Shares	77,372	749
B3 SA - Brasil Bolsa Balcao	113,600	746
Itausa - Investimentos Itau SA Preference Shares	228,035	676
* Petroleo Brasileiro SA ADR	78,171	664
Itau Unibanco Holding SA Preference Shares	53,720	643
Ultrapar Participacoes SA	25,500	605
Banco do Brasil SA	61,690	568
Banco Bradesco SA	54,189	524
Kroton Educacional SA	89,710	434
Ambev SA	69,700	428
CCR SA	65,163	357
BB Seguridade Participacoes SA	38,500	339
Telefonica Brasil SA ADR	19,087	284
Cia de Saneamento Basico do Estado de Sao Paulo	20,900	225
* Petroleo Brasileiro SA	48,200	213
Banco Santander Brasil SA	23,900	196
Klabin SA	38,100	196
CPFL Energia SA ADR	9,310	160
Engie Brasil Energia SA	11,100	125
Braskem SA Preference Shares	8,500	102
* Petroleo Brasileiro SA Preference Shares	22,700	97
Cosan SA Industria e Comercio	8,000	93
Cia Energetica de Minas Gerais ADR	32,506	87

Estacio Participacoes SA	12,900	84
Transmissora Alianca de Energia Eletrica SA	10,500	78
Telefonica Brasil SA Preference Shares	4,300	64
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,802	63
Porto Seguro SA	6,100	62
Centrais Eletricas Brasileiras SA ADR	11,011	58
Smiles SA	2,700	56
BTG Pactual Group	10,329	52
EDP - Energias do Brasil SA	10,950	51
Cia Paranaense de Energia Preference Shares	4,700	39
CPFL Energia SA	4,227	36
Cia Energetica de Minas Gerais Preference Shares	12,700	35
AES Tiete Energia SA	6,421	29
Multiplus SA	1,900	24
Braskem SA ADR	990	24
Cia Paranaense de Energia	2,400	16
Cia Energetica de Minas Gerais	4,400	12
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	717	11
Cia Paranaense de Energia ADR	996	8
* Centrais Eletricas Brasileiras SA	1,400	6
Natura Cosmeticos SA	100	1
JBS SA	34	—
		12,956
Canada (7.1%)
Royal Bank of Canada	86,576	6,459
Toronto-Dominion Bank	108,942	5,616
Bank of Nova Scotia	70,921	4,418
Enbridge Inc.	95,310	3,951
^ Bank of Montreal	37,846	2,870
TransCanada Corp.	50,608	2,586
Manulife Financial Corp.	115,215	2,373
Canadian Imperial Bank of Commerce	25,043	2,174
Sun Life Financial Inc.	36,189	1,387
Rogers Communications Inc. Class B	20,733	1,078
National Bank of Canada	19,668	886
Fortis Inc.	23,822	869
BCE Inc.	17,362	815
Agrium Inc.	8,052	806
Thomson Reuters Corp.	17,309	793
^ Pembina Pipeline Corp.	23,021	784
Shaw Communications Inc. Class B	26,320	586
Power Corp. of Canada	22,518	548
Great-West Lifeco Inc.	16,684	476
TELUS Corp.	12,444	449
Inter Pipeline Ltd.	21,959	434
Power Financial Corp.	13,466	365
2 Hydro One Ltd.	16,792	301
^ CI Financial Corp.	13,324	290
Canadian Utilities Ltd. Class A	8,225	261
IGM Financial Inc.	5,977	201
		41,776
Chile (0.2%)
Enel Americas SA ADR	31,692	317
Banco Santander Chile ADR	9,731	275
Banco de Chile	1,480,628	212
Enel Generacion Chile SA ADR	7,610	178

Enel Chile SA	959,861	104
Aguas Andinas SA Class A	159,906	101
Colbun SA	272,287	63
Enel Americas SA	207,067	42
AES Gener SA	97,544	36
Banco de Credito e Inversiones	1	—
		1,328
China (4.7%)
China Construction Bank Corp.	5,239,000	4,350
China Mobile Ltd.	314,000	3,356
Industrial & Commercial Bank of China Ltd.	4,593,000	3,209
Bank of China Ltd.	4,384,000	2,156
China Petroleum & Chemical Corp.	1,482,000	1,123
CNOOC Ltd.	925,000	1,035
China Overseas Land & Investment Ltd.	218,000	739
China Merchants Bank Co. Ltd.	215,500	708
Agricultural Bank of China Ltd.	1,466,000	684
China Resources Land Ltd.	158,000	507
PICC Property & Casualty Co. Ltd.	272,000	506
China Shenhua Energy Co. Ltd.	199,500	496
* China Evergrande Group	172,000	478
Country Garden Holdings Co. Ltd.	315,000	440
Bank of Communications Co. Ltd.	506,000	374
Hengan International Group Co. Ltd.	47,952	366
China CITIC Bank Corp. Ltd.	496,320	322
China Minsheng Banking Corp. Ltd.	309,000	311
Guangzhou Automobile Group Co. Ltd.	142,000	305
China Merchants Port Holdings Co. Ltd.	86,000	270
Lenovo Group Ltd.	428,000	265
China Cinda Asset Management Co. Ltd.	593,000	246
Great Wall Motor Co. Ltd.	192,000	246
China Resources Power Holdings Co. Ltd.	128,000	244
ANTA Sports Products Ltd.	71,000	243
China Vanke Co. Ltd.	79,908	235
Longfor Properties Co. Ltd.	92,500	232
Guangdong Investment Ltd.	164,000	231
Shenzhou International Group Holdings Ltd.	30,000	200
Huaneng Power International Inc.	272,000	192
Beijing Enterprises Holdings Ltd.	33,500	178
2 China Huarong Asset Management Co. Ltd.	392,000	161
Kingboard Chemical Holdings Ltd.	35,000	158
China Everbright Ltd.	68,000	155
COSCO SHIPPING Ports Ltd.	124,000	152
Sinopec Shanghai Petrochemical Co. Ltd.	244,000	139
Far East Horizon Ltd.	158,000	135
Chongqing Rural Commercial Bank Co. Ltd.	182,000	134
Shimao Property Holdings Ltd.	63,000	126
China Jinmao Holdings Group Ltd.	270,000	125
Jiangsu Expressway Co. Ltd.	84,000	122
Agile Group Holdings Ltd.	82,000	97
Zhejiang Expressway Co. Ltd.	78,000	97
Chongqing Changan Automobile Co. Ltd. Class B	73,300	97
Guangzhou R&F Properties Co. Ltd.	52,800	94
Sino-Ocean Group Holding Ltd.	163,500	91
2 Fuyao Glass Industry Group Co. Ltd.	26,400	90
Kingboard Laminates Holdings Ltd.	63,500	88
Lee & Man Paper Manufacturing Ltd.	82,000	87

Shenzhen International Holdings Ltd.	46,500	80
Shenzhen Investment Ltd.	170,000	78
2 Sinopec Engineering Group Co. Ltd.	83,000	74
2 BAIC Motor Corp. Ltd.	77,500	70
China Everbright Bank Co. Ltd.	128,000	62
Shanghai Industrial Holdings Ltd.	19,000	55
Shenzhen Expressway Co. Ltd.	60,000	54
Sinotrans Ltd.	98,000	50
2 Dali Foods Group Co. Ltd.	79,500	48
KWG Property Holding Ltd.	64,500	48
Yuexiu Property Co. Ltd.	244,000	46
China Resources Cement Holdings Ltd.	76,000	45
China Power International Development Ltd.	127,000	44
Huadian Fuxin Energy Corp. Ltd.	190,000	42
* China Hongqiao Group Ltd.	45,000	41
* Datang International Power Generation Co. Ltd.	110,000	37
SOHO China Ltd.	68,000	37
Lao Feng Xiang Co. Ltd. Class B	7,900	31
Shandong Chenming Paper Holdings Ltd. Class B	18,200	27
China Dongxiang Group Co. Ltd.	145,000	27
China Zhongwang Holdings Ltd.	46,800	23
China Machinery Engineering Corp.	33,000	22
CSG Holding Co. Ltd. Class B	34,960	22
Huadian Power International Corp. Ltd.	52,000	22
Xinjiang Goldwind Science & Technology Co. Ltd.	18,720	21
Bosideng International Holdings Ltd.	240,000	21
Yantai Changyu Pioneer Wine Co. Ltd. Class B	8,300	21
2 Red Star Macalline Group Corp. Ltd.	17,400	18
Beijing Jingneng Clean Energy Co. Ltd.	60,000	17
Guangdong Electric Power Development Co. Ltd. Class B	31,400	15
Xinhua Winshare Publishing and Media Co. Ltd.	17,000	14
Anhui Expressway Co. Ltd.	18,000	14
Weifu High-Technology Group Co. Ltd. Class B	5,500	13
China South City Holdings Ltd.	58,000	13
Jiangling Motors Corp. Ltd. Class B	4,000	9
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	—
		27,656
Colombia (0.1%)
Bancolombia SA ADR	6,160	270
^ Ecopetrol SA ADR	22,268	208
Interconexion Electrica SA ESP	19,426	89
Grupo Aval Acciones y Valores SA ADR	7,552	67
Almacenes Exito SA	8,813	45
Grupo Aval Acciones y Valores Preference Shares	72,995	32
Ecopetrol SA	19,170	9
Bancolombia SA Preference Shares	306	3
		723
Czech Republic (0.1%)
Komercni banka as	4,982	215
CEZ AS	10,379	188
2 Moneta Money Bank AS	26,373	95
O2 Czech Republic AS	1,912	24
		522
Denmark (0.3%)
Danske Bank A/S	40,271	1,631

Tryg A/S	6,767	152
		1,783
Egypt (0.0%)
Egyptian Financial Group-Hermes Holding Co.	42,417	53
ElSewedy Electric Co.	4,115	19
		72
Finland (1.4%)
Nokia Oyj	337,153	2,151
Sampo Oyj Class A	27,210	1,488
Kone Oyj Class B	22,185	1,156
UPM-Kymmene Oyj	31,766	865
Stora Enso Oyj	32,643	436
Fortum Oyj	25,302	414
Elisa Oyj	8,613	355
Neste Oyj	7,593	329
Nokian Renkaat Oyj	7,670	313
Orion Oyj Class B	5,930	300
Kesko Oyj Class B	4,183	211
Metso Oyj	6,598	210
		8,228
France (6.7%)
TOTAL SA	128,797	6,550
Sanofi	62,979	6,001
BNP Paribas SA	63,087	4,889
AXA SA	110,600	3,267
Societe Generale SA	42,896	2,515
Schneider Electric SE	31,113	2,442
Orange SA	112,189	1,888
Engie SA	91,379	1,472
Vivendi SA	62,297	1,440
Cie Generale des Etablissements Michelin	10,491	1,421
Credit Agricole SA	65,883	1,157
Renault SA	10,049	905
Carrefour SA	31,084	747
Veolia Environnement SA	28,885	651
Bouygues SA	12,041	516
SES SA Class A	20,502	482
SCOR SE	9,219	389
Natixis SA	50,211	365
Suez	20,087	363
Edenred	13,776	362
Eutelsat Communications SA	9,984	270
Lagardere SCA	7,153	235
2 Amundi SA	2,965	229
CNP Assurances	9,283	224
Electricite de France SA	21,381	217
Casino Guichard Perrachon SA	3,403	208
Euler Hermes Group	814	97
* TechnipFMC plc	2	—
		39,302
Germany (6.3%)
Siemens AG	44,589	6,051
Allianz SE	26,488	5,646
BASF SE	53,496	5,093
Daimler AG	56,553	3,962
Deutsche Telekom AG	185,069	3,381

Deutsche Post AG	55,684	2,160
Bayerische Motoren Werke AG	19,645	1,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,087	1,737
E.ON SE	119,327	1,181
Vonovia SE	27,582	1,118
ProSiebenSat.1 Media SE	12,914	516
Porsche Automobil Holding SE Preference Shares	8,927	511
Hannover Rueck SE	3,416	431
LEG Immobilien AG	3,674	353
Evonik Industries AG	9,353	319
2 Innogy SE	7,437	312
Deutsche Lufthansa AG	14,250	306
HUGO BOSS AG	3,703	279
MAN SE	2,198	243
Uniper SE	11,649	240
Telefonica Deutschland Holding AG	41,767	216
* Metro Wholesale & Food Specialist AG	9,380	190
RTL Group SA	2,396	186
Bayerische Motoren Werke AG Preference Shares	2,328	186
Axel Springer SE	2,860	182
METRO AG	9,618	108
Talanx AG	2,135	88
* Commerzbank AG	6	—
		36,800
Greece (0.0%)
OPAP SA	13,800	159
Motor Oil Hellas Corinth Refineries SA	3,419	77
Hellenic Petroleum SA	1,863	17
		253
Hong Kong (2.1%)
Cheung Kong Property Holdings Ltd.	164,000	1,326
Sun Hung Kai Properties Ltd.	82,000	1,269
CLP Holdings Ltd.	96,000	1,023
BOC Hong Kong Holdings Ltd.	207,000	1,018
Hang Seng Bank Ltd.	45,100	981
Power Assets Holdings Ltd.	78,452	777
Sands China Ltd.	139,600	647
Wharf Holdings Ltd.	75,000	637
MTR Corp. Ltd.	81,500	471
2 WH Group Ltd.	487,639	457
New World Development Co. Ltd.	314,000	424
CK Infrastructure Holdings Ltd.	35,500	331
Swire Pacific Ltd. Class A	33,000	329
Hang Lung Properties Ltd.	132,000	328
Sino Land Co. Ltd.	176,000	290
Want Want China Holdings Ltd.	331,952	224
Hysan Development Co. Ltd.	45,000	218
Wynn Macau Ltd.	88,800	192
Minth Group Ltd.	36,000	166
Yue Yuen Industrial Holdings Ltd.	40,000	165
NWS Holdings Ltd.	78,000	149
VTech Holdings Ltd.	9,900	143
Hopewell Holdings Ltd.	35,500	136
Li & Fung Ltd.	324,000	119
PCCW Ltd.	206,000	116
Kerry Properties Ltd.	31,500	110

Xinyi Glass Holdings Ltd.	96,000	99
Cafe de Coral Holdings Ltd.	16,000	52
Television Broadcasts Ltd.	12,300	45
2 BOC Aviation Ltd.	8,100	42
Xinyi Solar Holdings Ltd.	118,800	37
Lifestyle International Holdings Ltd.	25,000	34
Hopewell Highway Infrastructure Ltd.	31,500	19
Hutchison Telecommunications Hong Kong Holdings Ltd.	32,000	12
SA Sa International Holdings Ltd.	30,000	11
Texwinca Holdings Ltd.	14,000	9
ASM Pacific Technology Ltd.	2	—
		12,406
Hungary (0.1%)
MOL Hungarian Oil & Gas plc	3,374	292
Magyar Telekom Telecommunications plc	13,006	24
		316
India (0.4%)
Oil & Natural Gas Corp. Ltd.	176,720	467
Indian Oil Corp. Ltd.	63,638	365
Indiabulls Housing Finance Ltd.	18,676	342
Coal India Ltd.	77,469	301
Hindustan Petroleum Corp. Ltd.	35,418	211
Bharti Infratel Ltd.	28,628	179
Rural Electrification Corp. Ltd.	33,226	91
NMDC Ltd.	42,445	84
NHPC Ltd.	139,100	66
Power Finance Corp. Ltd.	30,614	59
Mphasis Ltd.	4,984	47
Oil India Ltd.	8,554	38
2 InterGlobe Aviation Ltd.	1,863	37
Great Eastern Shipping Co. Ltd.	1,629	10
Bank of Baroda	2	—
		2,297
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	2,836,900	997
Matahari Department Store Tbk PT	141,800	135
Perusahaan Gas Negara Persero Tbk	541,600	91
Indocement Tunggal Prakarsa Tbk PT	67,699	89
Tambang Batubara Bukit Asam Persero Tbk PT	36,100	36
Media Nusantara Citra Tbk PT	193,600	26
		1,374
Ireland (0.1%)
Bank of Ireland Group plc	52,523	438

Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	53,110	1,714
Bank Hapoalim BM	60,180	417
Bezeq The Israeli Telecommunication Corp. Ltd.	129,222	192
Mizrahi Tefahot Bank Ltd.	9,358	169
Israel Chemicals Ltd.	28,380	135
Paz Oil Co. Ltd.	432	72
Delek Group Ltd.	296	61
First International Bank Of Israel Ltd.	3,048	56
Gazit-Globe Ltd.	5,339	51
Amot Investments Ltd.	5,756	30
Harel Insurance Investments & Financial Services Ltd.	3,682	22

Shikun & Binui Ltd.	7,642	17
Delek Automotive Systems Ltd.	857	7
		2,943
Italy (2.6%)
Enel SPA	456,430	2,604
* UniCredit SPA	130,732	2,569
Intesa Sanpaolo SPA (Registered)	704,545	2,425
Eni SPA	144,877	2,294
Assicurazioni Generali SPA	75,926	1,377
Atlantia SPA	31,178	948
Snam SPA	138,989	657
Terna Rete Elettrica Nazionale SPA	84,189	481
Mediobanca SPA	34,971	365
Telecom Italia SPA (Bearer)	351,218	288
Unione di Banche Italiane SPA	56,901	275
FinecoBank Banca Fineco SPA	28,353	248
Intesa Sanpaolo SPA	74,540	238
2 Poste Italiane SPA	26,744	197
Italgas SPA	29,192	161
UnipolSai Assicurazioni SPA	55,341	128
Banca Mediolanum SPA	12,670	111
		15,366
Japan (6.1%)
Toyota Motor Corp.	153,300	8,640
Sumitomo Mitsui Financial Group Inc.	78,000	3,010
Mizuho Financial Group Inc.	1,471,900	2,618
Japan Tobacco Inc.	70,100	2,436
Takeda Pharmaceutical Co. Ltd.	44,900	2,372
Canon Inc.	61,400	2,136
Mitsui & Co. Ltd.	96,400	1,402
ITOCHU Corp.	83,000	1,302
Subaru Corp.	35,800	1,292
ORIX Corp.	76,400	1,212
Nissan Motor Co. Ltd.	114,100	1,133
Sumitomo Corp.	64,600	873
Sumitomo Mitsui Trust Holdings Inc.	22,800	837
JXTG Holdings Inc.	182,505	811
Daito Trust Construction Co. Ltd.	4,100	693
Resona Holdings Inc.	129,600	668
Marubeni Corp.	92,900	616
Sekisui House Ltd.	33,252	576
Daiwa Securities Group Inc.	96,000	553
Ricoh Co. Ltd.	39,900	375
Japan Post Bank Co. Ltd.	28,100	361
Japan Post Holdings Co. Ltd.	25,700	324
Aozora Bank Ltd.	72,000	277
Japan Airlines Co. Ltd.	6,700	216
Chugoku Electric Power Co. Inc.	19,652	215
Sojitz Corp.	82,300	207
Showa Shell Sekiyu KK	11,700	127
Leopalace21 Corp.	13,300	95
Aoyama Trading Co. Ltd.	2,400	84
^ Hokuriku Electric Power Co.	9,000	83
Sankyo Co. Ltd.	2,400	79
Tokai Tokyo Financial Holdings Inc.	12,500	73
Sanrio Co. Ltd.	3,400	68

Autobacs Seven Co. Ltd.	3,800	63
Hitachi Capital Corp.	2,500	59
Senshu Ikeda Holdings Inc.	11,300	47
Matsui Securities Co. Ltd.	4,200	34
Honda Motor Co. Ltd.	1	—
Mitsubishi UFJ Financial Group Inc.	2	—
		35,967
Malaysia (0.6%)
Tenaga Nasional Bhd.	236,700	781
Malayan Banking Bhd.	329,900	735
CIMB Group Holdings Bhd.	379,300	580
Axiata Group Bhd.	245,600	266
DiGi.Com Bhd.	214,000	240
Maxis Bhd.	163,700	216
AMMB Holdings Bhd.	121,000	140
Telekom Malaysia Bhd.	77,200	115
British American Tobacco Malaysia Bhd.	7,700	79
YTL Corp. Bhd.	225,800	74
HAP Seng Consolidated Bhd.	33,900	72
Alliance Financial Group Bhd.	74,300	68
2 Astro Malaysia Holdings Bhd.	108,100	65
Westports Holdings Bhd.	73,500	64
YTL Power International Bhd.	172,400	56
KLCCP Stapled Group	22,600	41
Berjaya Sports Toto Bhd.	38,300	21
		3,613
Mexico (0.3%)
Wal-Mart de Mexico SAB de CV	310,300	716
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,700	283
Grupo Financiero Santander Mexico SAB de CV Class B	101,400	208
Infraestructura Energetica Nova SAB de CV	33,600	190
Grupo Aeroportuario del Centro Norte SAB de CV Class B	17,000	108
Gentera SAB de CV	61,700	94
Kimberly-Clark de Mexico SAB de CV Class A	43,600	88
Alpek SAB de CV	13,200	15
		1,702
Netherlands (2.3%)
Unilever NV	91,646	5,341
ING Groep NV	227,542	4,251
NN Group NV	19,768	801
Koninklijke DSM NV	10,610	783
Koninklijke KPN NV	177,912	645
Aegon NV	104,345	585
2 ABN AMRO Group NV	20,303	574
Randstad Holding NV	6,330	382
Boskalis Westminster	5,184	185
ArcelorMittal	2	—
		13,547
New Zealand (0.2%)
Spark New Zealand Ltd.	109,244	308
Fletcher Building Ltd.	40,934	246
Contact Energy Ltd.	48,922	197
Meridian Energy Ltd.	87,272	189
Mercury NZ Ltd.	38,391	100
SKYCITY Entertainment Group Ltd.	32,578	99
Air New Zealand Ltd.	26,566	67

SKY Network Television Ltd.	21,553	53
Vector Ltd.	6,960	18
		1,277
Norway (0.8%)
DNB ASA	62,964	1,237
Statoil ASA	56,521	1,062
Telenor ASA	40,333	805
Orkla ASA	44,953	463
Yara International ASA	10,194	405
Marine Harvest ASA	21,693	405
Gjensidige Forsikring ASA	9,634	167
Aker BP ASA	5,243	99
		4,643
Other (0.0%)[3]
* Rockcastle Global Real Estate Co. Ltd. (Temporary Line)	20,487	—
* New Europe Property Investments plc (Temporary Line)	13,919	—
		—
Pakistan (0.0%)
Habib Bank Ltd.	41,275	92
Oil & Gas Development Co. Ltd.	27,800	41
Pakistan Petroleum Ltd.	22,400	38
Fauji Fertilizer Co. Ltd.	25,700	20
National Bank of Pakistan	28,500	17
		208
Philippines (0.1%)
PLDT Inc.	6,735	218
Aboitiz Power Corp.	123,800	96
DMCI Holdings Inc.	245,100	78
Manila Electric Co.	13,770	76
Globe Telecom Inc.	1,545	65
Energy Development Corp.	496,100	59
Semirara Mining & Power Corp. Class A	11,660	39
		631
Poland (0.2%)
Powszechny Zaklad Ubezpieczen SA	35,235	434
Bank Pekao SA	9,249	328
Polskie Gornictwo Naftowe i Gazownictwo SA	104,795	195
Asseco Poland SA	2,764	35
Budimex SA	461	28
Synthos SA	18,447	23
Bank Handlowy w Warszawie SA	1,111	22
* Ciech SA	995	16
* Orange Polska SA	65	—
		1,081
Portugal (0.2%)
EDP - Energias de Portugal SA	140,653	500
Galp Energia SGPS SA	29,610	474
		974
Qatar (0.2%)
Masraf Al Rayan QSC	22,856	262
Industries Qatar QSC	8,388	222
Ooredoo QSC	5,018	132
Qatar Islamic Bank SAQ	4,113	109
* Commercial Bank QSC	10,381	89
Qatar Electricity & Water Co. QSC	1,449	78

Qatar Gas Transport Co. Ltd.	14,987	75
Qatar Navigation QSC	3,577	66
Barwa Real Estate Co.	7,107	65
Doha Bank QSC	7,342	63
United Development Co. QSC	13,275	62
Qatar International Islamic Bank QSC	1,463	23
Al Meera Consumer Goods Co. QSC	514	21
Gulf International Services QSC	1,805	11
		1,278
Russia (1.4%)
Sberbank of Russia PJSC	560,470	1,544
Lukoil PJSC ADR	23,047	1,074
Gazprom PJSC ADR	251,706	980
Magnit PJSC GDR	20,223	742
Tatneft PJSC ADR	15,323	591
Rosneft Oil Co. PJSC GDR	71,907	369
MMC Norilsk Nickel PJSC ADR	24,474	363
Mobile TeleSystems PJSC ADR	30,708	263
Gazprom PJSC	121,665	236
Surgutneftegas OAO Preference Shares	463,180	223
LUKOIL PJSC	4,695	220
Alrosa PJSC	148,200	207
Severstal PJSC GDR	11,836	163
Moscow Exchange MICEX-RTS PJSC	83,550	150
Federal Grid Co. Unified Energy System JSC	52,240,000	146
Sberbank of Russia PJSC ADR	12,405	144
Novolipetsk Steel PJSC	47,950	100
Inter RAO UES PJSC	1,465,000	93
Rosseti PJSC	5,999,653	87
Aeroflot PJSC	23,600	80
PhosAgro PJSC GDR	5,723	79
RusHydro PJSC	5,507,000	71
* Bashneft PJSC	1,287	49
Rostelecom PJSC ADR	7,115	47
Magnitogorsk Iron & Steel Works PJSC	76,400	43
LSR Group PJSC GDR	14,090	35
MegaFon PJSC GDR	3,499	34
Sistema PJSC FC GDR	5,997	24
Mosenergo PJSC	490,000	21
Tatneft PAO Preference Shares	4,340	19
E.ON Russia JSC	369,000	15
Acron PJSC	266	15
Bashneft PAO Preference Shares	590	12
Rostelecom PJSC	2,810	3
		8,242
Singapore (1.4%)
DBS Group Holdings Ltd.	105,800	1,688
Oversea-Chinese Banking Corp. Ltd.	191,000	1,600
United Overseas Bank Ltd.	72,600	1,285
Singapore Telecommunications Ltd.	437,300	1,280
Keppel Corp. Ltd.	85,200	403
Singapore Exchange Ltd.	53,452	298
Singapore Technologies Engineering Ltd.	85,200	237
Singapore Airlines Ltd.	30,600	234
Singapore Press Holdings Ltd.	105,900	227
ComfortDelGro Corp. Ltd.	124,800	213

Venture Corp. Ltd.	17,500	170
SATS Ltd.	38,400	137
Hutchison Port Holdings Trust	270,700	128
Yangzijiang Shipbuilding Holdings Ltd.	105,200	110
Golden Agri-Resources Ltd.	301,300	88
Singapore Post Ltd.	73,900	72
StarHub Ltd.	34,200	69
SIA Engineering Co. Ltd.	7,500	20
M1 Ltd.	7,800	10
		8,269
South Africa (1.4%)
Sasol Ltd.	32,335	975
MTN Group Ltd.	103,942	935
Standard Bank Group Ltd.	72,697	903
FirstRand Ltd.	184,231	725
Sanlam Ltd.	101,194	510
Barclays Africa Group Ltd.	36,632	402
Vodacom Group Ltd.	28,265	382
Woolworths Holdings Ltd.	55,264	264
Bidvest Group Ltd.	20,612	262
RMB Holdings Ltd.	44,015	212
Nedbank Group Ltd.	12,622	210
Mr Price Group Ltd.	14,471	190
Life Healthcare Group Holdings Ltd.	89,935	173
AVI Ltd.	22,363	166
Netcare Ltd.	87,835	163
SPAR Group Ltd.	12,836	161
Truworths International Ltd.	26,549	152
Investec Ltd.	20,343	152
Imperial Holdings Ltd.	10,984	145
Foschini Group Ltd.	12,573	145
Rand Merchant Investment Holdings Ltd.	44,951	143
Sibanye Gold Ltd.	89,653	114
MMI Holdings Ltd.	72,557	114
Barloworld Ltd.	9,964	90
Exxaro Resources Ltd.	9,754	81
Coronation Fund Managers Ltd.	15,381	80
Telkom SA SOC Ltd.	16,030	79
Tongaat Hulett Ltd.	5,720	51
Liberty Holdings Ltd.	5,063	43
Tsogo Sun Holdings Ltd.	19,913	35
Santam Ltd.	1,857	34
JSE Ltd.	3,366	34
Reunert Ltd.	6,167	34
* Kumba Iron Ore Ltd.	2,237	33
AECI Ltd.	3,960	32
African Rainbow Minerals Ltd.	3,890	28
Omnia Holdings Ltd.	2,208	23
Assore Ltd.	1,300	21
Sun International Ltd.	2,486	10
Oceana Group Ltd.	956	7
		8,313
South Korea (0.7%)
KT&G Corp.	6,560	668
Woori Bank	29,558	505
Korea Electric Power Corp.	9,929	396

SK Telecom Co. Ltd. ADR	12,134	331
Coway Co. Ltd.	3,483	308
S-Oil Corp.	2,416	252
Industrial Bank of Korea	16,169	223
Korea Electric Power Corp. ADR	11,036	221
Hyundai Motor Co. 2nd Preference Shares	2,211	209
Dongbu Insurance Co. Ltd.	2,891	207
Hyundai Marine & Fire Insurance Co. Ltd.	2,970	121
Hyundai Motor Co. Preference Shares	1,246	112
Hanwha Life Insurance Co. Ltd.	13,096	88
NH Investment & Securities Co. Ltd.	6,849	87
DGB Financial Group Inc.	7,271	78
Doosan Corp.	608	64
Samsung Card Co. Ltd.	1,708	61
Doosan Heavy Industries & Construction Co. Ltd.	2,998	55
Hite Jinro Co. Ltd.	1,211	26
Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	104	18
		4,030
Spain (4.0%)
Banco Santander SA	926,732	6,309
Banco Bilbao Vizcaya Argentaria SA	389,690	3,526
Telefonica SA	254,165	2,878
Iberdrola SA	334,555	2,637
Repsol SA	68,757	1,152
CaixaBank SA	208,260	1,085
Abertis Infraestructuras SA	36,592	721
Banco de Sabadell SA	320,797	716
Ferrovial SA	28,157	607
ACS Actividades de Construccion y Servicios SA	14,443	553
Red Electrica Corp. SA	25,292	542
Endesa SA	18,819	445
Gas Natural SDG SA	18,162	425
Bankinter SA	39,526	385
Enagas SA	12,935	366
Bankia SA	65,640	332
Distribuidora Internacional de Alimentacion SA	38,002	256
Mapfre SA	58,955	220
Mediaset Espana Comunicacion SA	10,615	134
Acerinox SA	9,980	128
Acciona SA	1,249	107
Zardoya Otis SA	9,670	101
		23,625
Sweden (2.1%)
Nordea Bank AB	185,420	2,340
Swedbank AB Class A	61,881	1,614
Hennes & Mauritz AB Class B	54,698	1,427
Svenska Handelsbanken AB Class A	85,045	1,266
Investor AB Class B	26,221	1,244
Skandinaviska Enskilda Banken AB Class A	82,455	1,044
Telia Co. AB	148,030	696
Skanska AB Class B	21,278	484
Industrivarden AB Class A	16,928	438
SKF AB	20,946	416
Kinnevik AB	13,162	404
Swedish Match AB	11,272	396
Tele2 AB	20,441	243

ICA Gruppen AB	5,065	203
Industrivarden AB	4,274	104
Fastighets AB Balder Preference Shares	946	41
Svenska Handelsbanken AB Class B	2,289	34
Skandinaviska Enskilda Banken AB	1,624	20
SKF AB Class A	821	16
		12,430
Switzerland (9.6%)
Nestle SA	181,811	15,347
Novartis AG	137,935	11,749
Roche Holding AG	41,196	10,430
UBS Group AG	203,784	3,544
ABB Ltd.	113,547	2,660
Zurich Insurance Group AG	8,713	2,655
Credit Suisse Group AG	142,913	2,197
Swiss Re AG	18,660	1,799
LafargeHolcim Ltd.	28,370	1,695
Swiss Life Holding AG	1,919	700
Adecco Group AG	9,156	698
SGS SA	303	670
Swisscom AG	1,307	639
Kuehne & Nagel International AG	2,973	518
Baloise Holding AG	2,783	447
Swiss Prime Site AG	3,921	354
PSP Swiss Property AG	2,513	229
Helvetia Holding AG	379	212
Pargesa Holding SA	1,949	155
Banque Cantonale Vaudoise	165	119
		56,817
Taiwan (5.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,391,600	9,837
Hon Hai Precision Industry Co. Ltd.	876,000	3,407
Formosa Plastics Corp.	282,000	846
Nan Ya Plastics Corp.	336,000	846
Cathay Financial Holding Co. Ltd.	464,000	756
MediaTek Inc.	85,000	748
Delta Electronics Inc.	130,200	692
CTBC Financial Holding Co. Ltd.	1,063,120	683
Fubon Financial Holding Co. Ltd.	435,000	676
Formosa Chemicals & Fibre Corp.	213,000	642
Catcher Technology Co. Ltd.	48,000	552
Chunghwa Telecom Co. Ltd. ADR	16,219	549
Mega Financial Holding Co. Ltd.	631,000	534
Uni-President Enterprises Corp.	278,000	532
First Financial Holding Co. Ltd.	621,425	420
Asustek Computer Inc.	40,996	381
Advanced Semiconductor Engineering Inc. ADR	57,191	377
Quanta Computer Inc.	153,000	363
Pegatron Corp.	107,000	349
Taiwan Mobile Co. Ltd.	94,000	336
President Chain Store Corp.	34,000	288
Hua Nan Financial Holdings Co. Ltd.	488,928	286
Yuanta Financial Holding Co. Ltd.	659,000	282
Formosa Petrochemical Corp.	80,000	281
United Microelectronics Corp. ADR	124,132	281
Hotai Motor Co. Ltd.	22,000	267

Taishin Financial Holding Co. Ltd.	557,275	262
China Development Financial Holding Corp.	786,000	237
Taiwan Cement Corp.	200,000	232
Lite-On Technology Corp.	138,194	224
Pou Chen Corp.	163,000	220
Far EasTone Telecommunications Co. Ltd.	89,000	215
^ AU Optronics Corp. ADR	53,300	214
Foxconn Technology Co. Ltd.	69,190	208
* Siliconware Precision Industries Co. Ltd. ADR	25,429	207
Far Eastern New Century Corp.	245,000	202
Cheng Shin Rubber Industry Co. Ltd.	94,996	192
Compal Electronics Inc.	278,000	185
SinoPac Financial Holdings Co. Ltd.	584,400	183
Chunghwa Telecom Co. Ltd.	54,000	183
Novatek Microelectronics Corp.	41,000	156
Wistron Corp.	153,256	155
Inventec Corp.	188,998	151
Asia Cement Corp.	165,000	146
Advanced Semiconductor Engineering Inc.	91,342	123
Eclat Textile Co. Ltd.	10,200	117
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,060	110
Realtek Semiconductor Corp.	25,000	94
Nanya Technology Corp.	41,000	85
Synnex Technology International Corp.	75,000	83
Feng TAY Enterprise Co. Ltd.	19,000	81
Teco Electric and Machinery Co. Ltd.	81,000	76
Vanguard International Semiconductor Corp.	40,000	75
Chicony Electronics Co. Ltd.	28,160	72
Formosa Taffeta Co. Ltd.	59,000	58
Transcend Information Inc.	16,000	47
Taiwan Secom Co. Ltd.	16,000	47
United Microelectronics Corp.	91,000	42
Feng Hsin Steel Co. Ltd.	23,000	39
Taiwan Fertilizer Co. Ltd.	29,000	39
* Eternal Materials Co. Ltd.	32,320	36
* China Airlines Ltd.	101,000	31
Capital Securities Corp.	76,000	25
U-Ming Marine Transport Corp.	24,000	25
China Motor Corp.	27,000	23
Far Eastern International Bank	64,260	21
* Wan Hai Lines Ltd.	36,000	21
Cheng Uei Precision Industry Co. Ltd.	11,000	15
Cathay Real Estate Development Co. Ltd.	25,900	15
* Siliconware Precision Industries Co. Ltd.	8,000	13
		30,196
Thailand (0.8%)
PTT PCL	84,400	984
Siam Cement PCL NVDR	43,400	660
Siam Commercial Bank PCL (Local)	108,600	480
Advanced Info Service PCL (Local)	69,256	386
PTT Global Chemical PCL	125,499	270
Krung Thai Bank PCL	403,300	219
Intouch Holdings PCL	110,900	199
Charoen Pokphand Foods PCL	260,600	193
Bangkok Bank PCL (Foreign)	29,300	162
Siam Commercial Bank PCL	30,700	136
Thai Oil PCL	49,400	127

Banpu PCL (Local)	235,750	116
Siam Cement PCL (Foreign)	7,550	115
Land & Houses PCL	323,300	97
Thai Union Group PCL	135,900	83
IRPC PCL	496,100	82
Electricity Generating PCL	12,297	80
Ratchaburi Electricity Generating Holding PCL (Local)	44,200	72
Delta Electronics Thailand PCL	21,200	57
Glow Energy PCL	16,500	40
Siam City Cement PCL (Local)	4,200	39
Intouch Holdings PCL	18,400	33
Banpu PCL	47,250	23
BEC World PCL	39,200	22
Siam City Cement PCL (Foreign)	532	5
		4,680
Turkey (0.2%)
Tupras Turkiye Petrol Rafinerileri AS	8,391	259
Turkcell Iletisim Hizmetleri AS	60,174	220
Eregli Demir ve Celik Fabrikalari TAS	90,423	202
Arcelik AS	8,783	65
Enka Insaat ve Sanayi AS	38,664	61
Tofas Turk Otomobil Fabrikasi AS	5,298	47
* Turk Telekomunikasyon AS	20,471	42
Petkim Petrokimya Holding AS	22,716	41
TAV Havalimanlari Holding AS	5,786	35
Ford Otomotiv Sanayi AS	2,713	35
Turk Traktor ve Ziraat Makineleri AS	513	12
Aygaz AS	2,512	11
Akcansa Cimento AS	1,501	5
		1,035
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	99,694	509
Abu Dhabi Commercial Bank PJSC	118,397	234
Dubai Islamic Bank PJSC	73,695	122
Aldar Properties PJSC	188,084	120
DAMAC Properties Dubai Co. PJSC	98,611	107
Emaar Malls PJSC	141,816	96
Union National Bank PJSC	62,580	77
Dubai Investments PJSC	52,278	34
Air Arabia PJSC	88,555	25
* Dubai Financial Market PJSC	61,957	20
Al Waha Capital PJSC	33,830	17
First Abu Dhabi Bank PJSC	2,184	6
		1,367
United Kingdom (16.1%)
HSBC Holdings plc	1,175,625	11,774
British American Tobacco plc	129,435	8,052
Royal Dutch Shell plc Class A	267,047	7,542
BP plc	1,129,107	6,632
Royal Dutch Shell plc Class B	215,057	6,126
GlaxoSmithKline plc	282,367	5,621
Vodafone Group plc	1,562,744	4,581
AstraZeneca plc	74,420	4,436
Lloyds Banking Group plc	4,172,910	3,608
Rio Tinto plc	70,627	3,310
National Grid plc	201,628	2,495

Imperial Brands plc	55,794	2,298
BHP Billiton plc	122,180	2,228
BT Group plc	488,344	2,021
Aviva plc	237,369	1,687
WPP plc	72,831	1,485
BAE Systems plc	186,625	1,481
Legal & General Group plc	343,236	1,215
SSE plc	59,049	1,075
Centrica plc	317,554	832
Sky plc	60,350	769
Old Mutual plc	282,540	733
Standard Life plc	117,378	676
Persimmon plc	17,312	572
ITV plc	223,537	511
Kingfisher plc	128,274	498
St. James's Place plc	30,819	495
RSA Insurance Group plc	57,001	491
United Utilities Group plc	41,033	486
International Consolidated Airlines Group SA (London Shares)	63,590	485
Barratt Developments plc	58,875	478
Taylor Wimpey plc	186,750	469
Next plc	8,282	432
Marks & Spencer Group plc	97,031	412
Pearson plc	46,981	407
Severn Trent plc	13,672	404
G4S plc	89,697	389
Direct Line Insurance Group plc	78,407	387
TUI AG	24,346	383
DS Smith plc	56,345	359
Berkeley Group Holdings plc	7,779	359
Capita plc	37,785	328
Admiral Group plc	11,644	318
Bellway plc	7,468	314
Meggitt plc	46,717	310
J Sainsbury plc	94,062	304
Investec plc	39,830	302
Royal Mail plc	52,711	280
British American Tobacco plc ADR	4,220	264
IMI plc	16,611	264
Inmarsat plc	25,687	263
Inchcape plc	24,710	262
* NEPI Rockcastle plc	18,736	250
Pennon Group plc	23,408	249
Tate & Lyle plc	28,026	248
Aberdeen Asset Management plc	56,358	245
Provident Financial plc	8,832	240
Booker Group plc	94,347	240
easyJet plc	14,005	228
John Wood Group plc	26,866	217
Dixons Carphone plc	57,641	205
Polymetal International plc	15,546	189
William Hill plc	51,133	169
Petrofac Ltd.	19,220	113
Ashmore Group plc	19,421	92
* Standard Chartered plc	3	—
		94,588

Total Common Stocks (Cost $530,627)			583,415
Preferred Stocks (0.0%)
* Vedanta Ltd. Pfd. (Cost $—)		100	—

	Coupon
Temporary Cash Investment (1.0%)1
Money Market Fund (1.0%)
4,5 Vanguard Market Liquidity Fund (Cost
$5,785)	1.217%	57,843	5,786
Total Investments (100.0%) (Cost $536,412)			589,201
Other Assets and Liabilities-Net (0.0%)5,6,7			(89)
Net Assets (100%)			589,112

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,110,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $2,770,000, representing 0.5% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $4,336,000 of collateral received for securities on loan.
6 Cash of $408,000 has been segregated as initial margin for open futures contracts.
7 Cash of $490,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International High Dividend Yield Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	58,485	—	—
Common Stocks—Other	2,817	522,072	41
Preferred Stocks	—	—	—
Temporary Cash Investments	5,786	—	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Forward Currency Contracts—Assets	—	370	—
Forward Currency Contracts—Liabilities	—	(176)	—
Total	67,085	522,266	41

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,545,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to

International High Dividend Yield Index Fund

fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2017	67	2,723	(32)
MSCI Emerging Market Index	September 2017	30	1,597	50
S&P ASX 200 Index	September 2017	7	791	(5)
				13

Unrealized appreciation (depreciation) on open futures contracts, except for S&P ASX 200 Index, is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/20/17	EUR	4,693	USD	5,338	232
Barclays Bank plc	9/20/17	EUR	1,269	USD	1,449	57

International High Dividend Yield Index Fund

BNP Paribas	9/20/17	EUR	738	USD	854	23
Barclays Bank plc	9/26/17	AUD	1,003	USD	777	24
BNP Paribas	9/26/17	AUD	707	USD	539	26
Goldman Sachs International	9/12/17	JPY	31,910	USD	293	(3)
Goldman Sachs International	9/26/17	AUD	143	USD	108	6
Barclays Bank plc	9/20/17	USD	3,975	EUR	3,470	(145)
BNP Paribas	9/20/17	USD	1,060	EUR	907	(17)
BNP Paribas	9/26/17	USD	665	AUD	846	(11)
BNP Paribas	9/12/17	USD	291	JPY	31,850	2
						194

AUD—Australian dollar.
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2017, the cost of investment securities for tax purposes was $536,439,000. Net unrealized appreciation of investment securities for tax purposes was $52,762,000, consisting of unrealized gains of $57,368,000 on securities that had risen in value since their purchase and $4,606,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)1
Australia (4.4%)
Westpac Banking Corp.	535,348	13,646
CSL Ltd.	72,548	7,309
Ramsay Health Care Ltd.	32,238	1,820
REA Group Ltd.	21,147	1,167
Challenger Ltd.	89,163	916
SEEK Ltd.	56,255	769
Domino's Pizza Enterprises Ltd.	14,248	608
TPG Telecom Ltd.	135,237	607
Washington H Soul Pattinson & Co. Ltd.	39,535	558
InvoCare Ltd.	15,849	176
Retail Food Group Ltd.	27,331	106
Credit Corp. Group Ltd.	5,445	74
		27,756
Belgium (1.1%)
Groupe Bruxelles Lambert SA	26,090	2,676
UCB SA	31,241	2,275
Ackermans & van Haaren NV	5,306	959
Sofina SA	5,557	828
		6,738
Brazil (0.3%)
Ultrapar Participacoes SA	89,700	2,129

Canada (13.7%)
Enbridge Inc.	262,154	10,867
Canadian National Railway Co.	122,302	9,664
Suncor Energy Inc.	267,354	8,721
TransCanada Corp.	138,176	7,060
BCE Inc.	139,446	6,545
Canadian Natural Resources Ltd.	178,282	5,452
Thomson Reuters Corp.	116,839	5,351
Imperial Oil Ltd.	135,724	3,895
TELUS Corp.	94,693	3,420
Fortis Inc.	64,023	2,334
Saputo Inc.	61,649	2,090
Franco-Nevada Corp.	28,572	2,070
Shaw Communications Inc. Class B	75,468	1,680
Intact Financial Corp.	21,236	1,650
CCL Industries Inc. Class B	26,138	1,253
Emera Inc.	33,207	1,236
SNC-Lavalin Group Inc.	27,903	1,229
Metro Inc.	35,880	1,215
Inter Pipeline Ltd.	58,333	1,152
Canadian Utilities Ltd. Class A	30,559	970
Keyera Corp.	29,972	937
CAE Inc.	44,174	749
Atco Ltd.	15,702	585
Finning International Inc.	28,582	575
Toromont Industries Ltd.	13,722	509

Cogeco Communications Inc.	7,159	500
Ritchie Bros Auctioneers Inc.	17,096	483
Empire Co. Ltd.	28,276	460
Stella-Jones Inc.	11,905	417
Corus Entertainment Inc. Class B	35,339	392
^ Canadian Western Bank	16,181	363
Laurentian Bank of Canada	5,476	238
Richelieu Hardware Ltd.	9,000	235
Transcontinental Inc. Class A	10,196	208
Molson Coors Canada Inc. Class B	2,316	205
Boyd Group Income Fund	2,676	204
^ Jean Coutu Group PJC Inc. Class A	11,917	199
Enghouse Systems Ltd.	4,084	175
Cogeco Inc.	2,347	144
Home Capital Group Inc. Class B	12,255	136
Alaris Royalty Corp.	5,200	94
High Liner Foods Inc.	4,642	63
^ Gluskin Sheff & Associates Inc.	4,206	57
		85,782
China (6.9%)
Tencent Holdings Ltd.	823,004	32,850
China Overseas Land & Investment Ltd.	1,743,000	5,905
China Gas Holdings Ltd.	772,000	1,867
China Resources Gas Group Ltd.	357,000	1,352
China Everbright International Ltd.	726,000	947
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	127,640	204
		43,125
Colombia (0.3%)
Grupo de Inversiones Suramericana SA	75,036	1,056
Bancolombia SA ADR	17,045	745
Bancolombia SA Preference Shares	4,617	51
Grupo de Inversiones Suramericana SA Preference Shares	644	9
		1,861
Denmark (2.9%)
Novo Nordisk A/S Class B	323,265	13,748
Coloplast A/S Class B	31,597	2,715
Novozymes A/S	40,757	1,882
		18,345
Finland (0.9%)
Sampo Oyj Class A	90,406	4,944
Huhtamaki Oyj	17,499	678
Raisio Oyj	19,222	81
		5,703
France (8.8%)
Sanofi	207,746	19,796
L'Oreal SA	89,404	18,523
Hermes International	16,977	8,599
Essilor International SA	35,104	4,444
SEB SA	8,173	1,454
Sartorius Stedim Biotech	14,835	1,057
Rubis SCA	14,696	936
IPSOS	7,247	250
		55,059
Germany (2.4%)
Fresenius SE & Co. KGaA	88,665	7,484

Fresenius Medical Care AG & Co. KGaA	49,175	4,637
Fielmann AG	13,542	1,088
CTS Eventim AG & Co. KGaA	15,956	739
Fuchs Petrolub SE Preference Shares	11,913	707
^ AURELIUS Equity Opportunities SE & Co. KGaA	5,807	342
BayWa AG	5,277	195
Cewe Stiftung & Co. KGAA	1,104	98
		15,290
Hong Kong (1.9%)
MTR Corp. Ltd.	942,500	5,443
Hong Kong & China Gas Co. Ltd.	2,214,960	4,186
Techtronic Industries Co. Ltd.	290,500	1,291
Minth Group Ltd.	186,000	856
		11,776
India (9.8%)
Tata Consultancy Services Ltd.	314,063	12,196
HDFC Bank Ltd. ADR	119,445	11,560
ITC Ltd.	1,931,542	8,583
Housing Development Finance Corp. Ltd.	252,686	7,048
Infosys Ltd. ADR	352,804	5,574
Larsen & Toubro Ltd.	223,306	4,156
Axis Bank Ltd.	381,266	3,089
Asian Paints Ltd.	151,532	2,746
IndusInd Bank Ltd.	94,638	2,428
Eicher Motors Ltd.	4,336	2,032
LIC Housing Finance Ltd.	81,864	881
Exide Industries Ltd.	138,795	470
Reliance Infrastructure Ltd.	41,970	346
Infosys Ltd.	16,016	252
		61,361
Ireland (0.6%)
Kerry Group plc Class A	28,279	2,560
Glanbia plc	48,820	1,011
C&C Group plc	49,504	179
		3,750
Israel (0.8%)
Teva Pharmaceutical Industries Ltd.	162,775	5,253

Italy (0.1%)
DiaSorin SPA	9,108	794

Japan (10.9%)
Nippon Telegraph & Telephone Corp.	332,404	16,267
KDDI Corp.	414,300	10,978
Bridgestone Corp.	129,400	5,444
Asahi Group Holdings Ltd.	75,900	3,094
Nitori Holdings Co. Ltd.	18,300	2,583
Daito Trust Construction Co. Ltd.	14,800	2,502
Unicharm Corp.	96,000	2,463
West Japan Railway Co.	33,200	2,383
Sysmex Corp.	34,700	1,986
M3 Inc.	53,400	1,440
Sekisui Chemical Co. Ltd.	77,000	1,418
Lawson Inc.	17,200	1,171
Rinnai Corp.	11,200	1,046
Otsuka Corp.	15,700	1,028

Kobayashi Pharmaceutical Co. Ltd.	15,600	970
Don Quijote Holdings Co. Ltd.	23,300	846
Sundrug Co. Ltd.	21,700	808
Mitsubishi UFJ Lease & Finance Co. Ltd.	137,700	734
Tokyo Century Corp.	16,700	711
Tsuruha Holdings Inc.	6,700	703
Alfresa Holdings Corp.	35,500	653
Shimamura Co. Ltd.	5,200	647
Miraca Holdings Inc.	13,300	607
Kurita Water Industries Ltd.	17,600	501
Kakaku.com Inc.	34,200	483
Glory Ltd.	14,500	483
Yaoko Co. Ltd.	11,000	475
Relo Group Inc.	22,700	456
Aeon Delight Co. Ltd.	13,400	448
NHK Spring Co. Ltd.	37,900	409
TS Tech Co. Ltd.	12,700	376
Kaken Pharmaceutical Co. Ltd.	6,400	341
OSG Corp.	15,200	320
GMO Payment Gateway Inc.	5,300	313
Modec Inc.	13,000	310
Sawai Pharmaceutical Co. Ltd.	4,400	248
Fuyo General Lease Co. Ltd.	4,000	234
Kobe Bussan Co. Ltd.	4,500	223
Ci:z Holdings Co. Ltd.	6,100	219
SHO-BOND Holdings Co. Ltd.	3,742	198
Kissei Pharmaceutical Co. Ltd.	6,900	178
San-A Co. Ltd.	3,500	156
Siix Corp.	3,400	145
Keihin Corp.	9,400	135
NEC Networks & System Integration Corp.	5,800	127
Musashi Seimitsu Industry Co. Ltd.	4,200	117
Senko Group Holdings Co. Ltd.	15,900	108
Hiday Hidaka Corp.	4,000	107
Tosho Co. Ltd.	2,300	106
Ricoh Leasing Co. Ltd.	3,000	105
Fukushima Industries Corp.	2,500	104
F@N Communications Inc.	11,000	101
Meiko Network Japan Co. Ltd.	6,400	91
Elecom Co. Ltd.	4,000	86
Hamakyorex Co. Ltd.	2,700	71
Yellow Hat Ltd.	2,400	62
Fujimori Kogyo Co. Ltd.	1,900	57
Weathernews Inc.	600	19
JP-Holdings Inc.	6,800	17
Sanoh Industrial Co. Ltd.	2,300	17
		68,428
Mexico (1.3%)
America Movil SAB de CV	6,728,872	5,957
Grupo Financiero Inbursa SAB de CV	1,077,765	1,948
Kimberly-Clark de Mexico SAB de CV Class A	258,943	521
		8,426

Morocco (0.2%)
Attijariwafa Bank	32,589	1,543

Netherlands (3.1%)
Unilever NV	274,843	16,017
RELX NV	164,533	3,456
		19,473
New Zealand (0.2%)
Ryman Healthcare Ltd.	84,503	560
Port of Tauranga Ltd.	108,513	381
Mainfreight Ltd.	14,496	265
		1,206
Norway (0.1%)
Tomra Systems ASA	22,249	316

Philippines (0.6%)
SM Investments Corp.	190,250	3,043
Jollibee Foods Corp.	162,351	723
Manila Water Co. Inc.	308,500	196
		3,962
Poland (0.0%)
Asseco Poland SA	12,909	162

Singapore (0.1%)
ComfortDelGro Corp. Ltd.	337,600	575

South Africa (2.5%)
Naspers Ltd.	70,356	15,552
EOH Holdings Ltd.	26,007	213
		15,765
South Korea (0.4%)
SK Holdings Co. Ltd.	11,168	2,709
LEENO Industrial Inc.	1,853	82
Eugene Technology Co. Ltd.	2,895	44
		2,835
Spain (1.1%)
Abertis Infraestructuras SA	159,243	3,140
Red Electrica Corp. SA	86,107	1,845
Enagas SA	38,295	1,082
Viscofan SA	7,873	468
Vidrala SA	3,815	298
		6,833
Sweden (2.0%)
Telefonaktiebolaget LM Ericsson Class B	494,635	3,201
* Essity AB Class B	102,452	2,970
Alfa Laval AB	67,711	1,512
Svenska Cellulosa AB SCA Class B	103,844	860
Castellum AB	44,839	697
Intrum Justitia AB	20,609	671
Hufvudstaden AB Class A	34,026	592
AAK AB	6,736	498
Loomis AB Class B	11,337	421
Atrium Ljungberg AB	20,664	353
Modern Times Group MTG AB Class B	10,119	352

Wihlborgs Fastigheter AB			11,870	289
				12,416
Switzerland (15.3%)
Nestle SA			298,178	25,169
Novartis AG			282,349	24,050
Roche Holding AG			90,494	22,910
ABB Ltd.			355,754	8,334
Cie Financiere Richemont SA			82,122	6,981
Givaudan SA			1,487	2,959
Partners Group Holding AG			4,266	2,769
Vifor Pharma AG			10,698	1,142
Chocoladefabriken Lindt & Spruengli AG			171	974
VZ Holding AG			1,273	410
Implenia AG			2,810	208
				95,906
Taiwan (0.3%)
Foxconn Technology Co. Ltd.			211,000	634
Eclat Textile Co. Ltd.			38,760	446
Grape King Bio Ltd.			70,000	444
Kenda Rubber Industrial Co. Ltd.			103,000	162
Kerry TJ Logistics Co. Ltd.			43,000	51
				1,737
Turkey (0.2%)
BIM Birlesik Magazalar AS			48,362	943
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS			49,674	103
				1,046
United Kingdom (6.0%)
Vodafone Group plc			4,268,756	12,513
Shire plc			145,129	8,113
Associated British Foods plc			126,947	4,966
Experian plc			151,308	3,006
Smith & Nephew plc			139,640	2,430
Mondi plc			58,216	1,533
Micro Focus International plc			34,627	1,020
Rightmove plc			14,871	825
Inmarsat plc			72,348	740
JD Sports Fashion plc			152,664	722
Hikma Pharmaceuticals plc			37,553	699
John Wood Group plc			61,137	493
Abcam plc			36,077	489
Genus plc			8,855	202
				37,751
United States (0.2%)
Autoliv Inc.			11,091	1,200
Total Common Stocks (Cost $571,439)				624,302
	Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund	1.217%		52,180	5,219

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.982%	9/14/17	200	200

4 United States Treasury Bill	1.003%	10/5/17	300	299
				499
Total Temporary Cash Investments (Cost $5,718)				5,718
Total Investments (100.3%) (Cost $577,157)				630,020
Other Assets and Liabilities-Net (-0.3%)3				(1,776)
Net Assets (100%)				628,244

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $629,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $676,000 of collateral received for securities on loan.
4 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Dividend Appreciation Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	98,198	1,200	—
Common Stocks—Other	17,134	507,770	—
Temporary Cash Investments	5,219	499	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(11)	—	—
Forward Currency Contracts—Assets	—	302	—
Forward Currency Contracts—Liabilities	—	(203)	—
Total	120,541	509,568	—

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the

International Dividend Appreciation Index Fund

Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2017	10	1,466	—
Dow Jones EURO STOXX 50 Index	September 2017	24	975	—
MSCI Emerging Market Index	September 2017	14	745	37
				37

Unrealized appreciation (depreciation) on open futures contracts, except Topix Index, is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)

Goldman Sachs International	9/20/17	EUR	3,149	USD	3,600	137
Barclays Bank plc	9/20/17	EUR	2,365	USD	2,685	122
Goldman Sachs International	9/12/17	JPY	162,280	USD	1,445	31
Barclays Bank plc	9/12/17	JPY	127,384	USD	1,167	(8)
BNP Paribas	9/12/17	JPY	64,475	USD	580	7
BNP Paribas	9/20/17	EUR	313	USD	367	5
Goldman Sachs International	9/20/17	USD	4,421	EUR	3,809	(101)
Goldman Sachs International	9/12/17	USD	1,724	JPY	193,980	(39)
Barclays Bank plc	9/20/17	USD	1,296	EUR	1,138	(55)
						99

EUR—Euro.

International Dividend Appreciation Index Fund

JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2017, the cost of investment securities for tax purposes was $577,340,000. Net unrealized appreciation of investment securities for tax purposes was $52,680,000, consisting of unrealized gains of $57,116,000 on securities that had risen in value since their purchase and $4,436,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD WHITEHALL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.